UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Columbia Funds Series Trust II

Item 1. Reports to Stockholders.

SemiAnnual Report
April 30, 2017
Columbia Select Global Equity Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Select Global Equity Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Select Global Equity Fund   |  Semiannual Report 2017

Columbia Select Global Equity Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Select Global Equity Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Portfolio management
Threadneedle International Limited
David Dudding, CFA
Pauline Grange
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/29/90	12.65	14.46	8.99	3.67
	Including sales charges		6.15	7.85	7.71	3.06
Class B	Excluding sales charges	03/20/95	12.23	13.58	8.19	2.89
	Including sales charges		7.23	8.58	7.90	2.89
Class C	Excluding sales charges	06/26/00	12.28	13.65	8.17	2.88
	Including sales charges		11.28	12.65	8.17	2.88
Class K		03/20/95	12.60	14.61	9.19	3.86
Class R		12/11/06	12.54	14.23	8.72	3.51
Class R5		12/11/06	12.87	14.88	9.47	4.13
Class T	Excluding sales charges	12/01/06	12.59	14.39	8.95	3.67
	Including sales charges		9.78	11.49	8.41	3.41
Class Y *		03/01/17	12.73	14.54	9.01	3.68
Class Z *		09/27/10	12.82	14.73	9.28	3.85
MSCI ACWI (Net)			11.76	15.14	8.96	3.71
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The returns for Class T shares are shown with and without the maximum applicable sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were sold without a sales charge. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI ACWI (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI ACWI (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Select Global Equity Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at April 30, 2017)
Alphabet, Inc., Class A (United States)	5.7
British American Tobacco PLC (United Kingdom)	5.2
AIA Group Ltd. (Hong Kong)	5.0
Visa, Inc., Class A (United States)	4.9
RELX NV (Netherlands)	4.8
MasterCard, Inc., Class A (United States)	4.4
HDFC Bank Ltd. (India)	3.9
S&P Global, Inc. (United States)	3.5
PepsiCo, Inc. (United States)	3.1
Aon PLC (United Kingdom)	3.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at April 30, 2017)
Consumer Discretionary	8.2
Consumer Staples	18.3
Energy	1.0
Financials	19.9
Health Care	11.7
Industrials	10.8
Information Technology	29.2
Materials	0.9
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2017)
Belgium	2.0
Canada	1.0
China	2.0
France	3.0
Hong Kong	4.9
India	3.9
Japan	2.4
Netherlands	6.8
Singapore	2.0
Switzerland	1.7
United Kingdom	12.1
United States(a)	58.2
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2017, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Select Global Equity Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,126.50	1,017.56	7.40	7.02	1.42
Class B	1,000.00	1,000.00	1,122.30	1,013.93	11.24	10.67	2.16
Class C	1,000.00	1,000.00	1,122.80	1,013.88	11.30	10.72	2.17
Class K	1,000.00	1,000.00	1,126.00	1,018.39	6.52	6.19	1.25
Class R	1,000.00	1,000.00	1,125.40	1,016.33	8.70	8.26	1.67
Class R5	1,000.00	1,000.00	1,128.70	1,019.47	5.38	5.10	1.03
Class T (formerly Class W)	1,000.00	1,000.00	1,125.90	1,017.56	7.40	7.02	1.42
Class Y	1,000.00	1,000.00	1,055.30 (a)	1,019.71	1.57 (a)	4.85	0.98 (a)
Class Z	1,000.00	1,000.00	1,128.20	1,018.83	6.05	5.74	1.16
(a)	Based on operations from March 1, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund’s annualized expense ratio excludes the impact of an expense reimbursement from a third party due to overbilling.
Columbia Select Global Equity Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.7%
Issuer	Shares	Value ($)
Belgium 2.0%
Anheuser-Busch InBev SA/NV	67,578	7,611,553
Canada 1.0%
Suncor Energy, Inc.	126,620	3,970,803
China 2.0%
Tencent Holdings Ltd.	245,100	7,679,801
France 3.0%
L’Oreal SA	57,790	11,510,523
Hong Kong 4.9%
AIA Group Ltd.	2,765,000	19,137,768
India 3.9%
HDFC Bank Ltd.	628,454	15,081,843
Japan 2.4%
Keyence Corp.	23,500	9,447,330
Netherlands 6.8%
RELX NV	957,732	18,523,031
Unilever NV-CVA	149,513	7,841,110
Total		26,364,141
Singapore 2.0%
Broadcom Ltd.	34,603	7,640,688
Switzerland 1.7%
Johnson Controls International PLC	161,218	6,701,832
United Kingdom 12.1%
Aon PLC	97,006	11,625,199
British American Tobacco PLC	296,582	20,032,524
Compass Group PLC	390,500	7,879,979
Reckitt Benckiser Group PLC	81,166	7,475,520
Total		47,013,222
United States 56.9%
Activision Blizzard, Inc.	124,235	6,491,279
Adobe Systems, Inc.(a)	32,384	4,331,036
Alphabet, Inc., Class A(a)	23,468	21,696,635
Amazon.com, Inc.(a)	10,450	9,666,146
Common Stocks (continued)
Issuer	Shares	Value ($)
Automatic Data Processing, Inc.	39,006	4,075,737
Boston Scientific Corp.(a)	408,279	10,770,400
Charles Schwab Corp. (The)	261,090	10,143,347
Charter Communications, Inc., Class A(a)	15,343	5,295,790
Comcast Corp., Class A	214,871	8,420,794
Cooper Companies, Inc. (The)	29,984	6,006,695
Dentsply Sirona, Inc.	91,142	5,763,820
Equifax, Inc.	71,308	9,648,685
Estee Lauder Companies, Inc. (The), Class A	44,589	3,885,485
Facebook, Inc., Class A(a)	48,251	7,249,713
Intercontinental Exchange, Inc.	109,977	6,620,615
MasterCard, Inc., Class A	145,295	16,900,714
Microsoft Corp.	113,797	7,790,543
PepsiCo, Inc.	103,425	11,715,984
PPG Industries, Inc.	33,519	3,681,727
S&P Global, Inc.	100,408	13,473,750
Thermo Fisher Scientific, Inc.	64,093	10,596,496
Union Pacific Corp.	56,976	6,379,033
UnitedHealth Group, Inc.	41,601	7,275,183
Visa, Inc., Class A	204,413	18,646,554
Zoetis, Inc.	76,929	4,316,486
Total		220,842,647
Total Common Stocks (Cost $330,202,315)		383,002,151

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(b),(c)	4,885,073	4,885,073
Total Money Market Funds (Cost $4,885,058)		4,885,073
Total Investments (Cost $335,087,373)		387,887,224
Other Assets & Liabilities, Net		(4,085)
Net Assets		$387,883,139

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Select Global Equity Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	5,717,866	63,136,131	(63,968,924)	4,885,073	(475)	14,384	4,885,073
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Belgium	—	7,611,553	—	—	7,611,553
Canada	3,970,803	—	—	—	3,970,803
China	—	7,679,801	—	—	7,679,801
France	—	11,510,523	—	—	11,510,523
Hong Kong	—	19,137,768	—	—	19,137,768
India	—	15,081,843	—	—	15,081,843
Japan	—	9,447,330	—	—	9,447,330
Netherlands	—	26,364,141	—	—	26,364,141
Singapore	7,640,688	—	—	—	7,640,688
Switzerland	6,701,832	—	—	—	6,701,832
United Kingdom	11,625,199	35,388,023	—	—	47,013,222
United States	220,842,647	—	—	—	220,842,647
Total Common Stocks	250,781,169	132,220,982	—	—	383,002,151
Money Market Funds	—	—	—	4,885,073	4,885,073
Total Investments	250,781,169	132,220,982	—	4,885,073	387,887,224
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Select Global Equity Fund | Semiannual Report 2017

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$330,202,315
Affiliated issuers, at cost	4,885,058
Total investments, at cost	335,087,373
Investments, at value
Unaffiliated issuers, at value	383,002,151
Affiliated issuers, at value	4,885,073
Total investments, at value	387,887,224
Foreign currency (identified cost $142,776)	139,400
Receivable for:
Investments sold	7,772,126
Capital shares sold	80,641
Regulatory settlements (Note 6)	73,374
Dividends	1,168,760
Foreign tax reclaims	215,641
Prepaid expenses	866
Trustees’ deferred compensation plan	8,315
Other assets	34,675
Total assets	397,381,022
Liabilities
Due to custodian	333,596
Payable for:
Investments purchased	8,411,063
Capital shares purchased	548,401
Management services fees	9,280
Distribution and/or service fees	2,459
Transfer agent fees	41,952
Compensation of board members	101,757
Other expenses	41,060
Trustees’ deferred compensation plan	8,315
Total liabilities	9,497,883
Net assets applicable to outstanding capital stock	$387,883,139
Represented by
Paid in capital	346,791,291
Undistributed net investment income	124,794
Accumulated net realized loss	(11,842,692)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	52,799,836
Investments - affiliated issuers	15
Foreign currency translations	9,895
Total - representing net assets applicable to outstanding capital stock	$387,883,139
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$300,992,700
Shares outstanding	26,408,154
Net asset value per share	$11.40
Maximum offering price per share(a)	$12.10
Class B
Net assets	$925,979
Shares outstanding	89,326
Net asset value per share	$10.37
Class C
Net assets	$13,280,374
Shares outstanding	1,297,319
Net asset value per share	$10.24
Class K
Net assets	$29,289
Shares outstanding	2,540
Net asset value per share	$11.53
Class R
Net assets	$182,832
Shares outstanding	16,042
Net asset value per share	$11.40
Class R5
Net assets	$100,766
Shares outstanding	8,705
Net asset value per share	$11.58
Class T
Net assets	$2,944
Shares outstanding	257
Net asset value per share	$11.45
Maximum offering price per share(b),(c)	$11.74
Class Y
Net assets	$52,608,134
Shares outstanding	4,593,783
Net asset value per share	$11.45
Class Z
Net assets	$19,760,121
Shares outstanding	1,714,155
Net asset value per share	$11.53

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
(b)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
(c)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Select Global Equity Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,732,076
Dividends — affiliated issuers	14,384
Foreign taxes withheld	(120,894)
Total income	2,625,566
Expenses:
Management services fees	1,625,009
Distribution and/or service fees
Class A	360,452
Class B	5,947
Class C	63,974
Class R	488
Class T	3
Transfer agent fees
Class A	299,441
Class B	1,240
Class C	13,293
Class I(a)	1,522
Class K	927
Class R	204
Class R5	50
Class T(b)	3
Class Y(c)	539
Class Z	7,182
Plan administration fees
Class K	4,236
Compensation of board members	14,083
Custodian fees	23,456
Printing and postage fees	32,532
Registration fees	55,079
Audit fees	23,988
Legal fees	4,720
Compensation of chief compliance officer	41
Other	(68,686)
Total expenses	2,469,723
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,221)
Total net expenses	2,468,502
Net investment income	157,064
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	10,506,084
Investments — affiliated issuers	(475)
Foreign currency translations	119,501
Net realized gain	10,625,110
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	34,316,830
Investments — affiliated issuers	15
Foreign currency translations	30,414
Foreign capital gains tax	76,408
Net change in unrealized appreciation (depreciation)	34,423,667
Net realized and unrealized gain	45,048,777
Net increase in net assets resulting from operations	$45,205,841

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(b)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(c)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations
Net investment income	$157,064	$206,067
Net realized gain	10,625,110	5,965,075
Net change in unrealized appreciation (depreciation)	34,423,667	(276,598)
Net increase in net assets resulting from operations	45,205,841	5,894,544
Decrease in net assets from capital stock activity	(50,903,494)	(33,888,017)
Total decrease in net assets	(5,697,653)	(27,993,473)
Net assets at beginning of period	393,580,792	421,574,265
Net assets at end of period	$387,883,139	$393,580,792
Undistributed (excess of distributions over) net investment income	$124,794	$(32,270)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Select Global Equity Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	422,020	4,393,675	1,237,345	12,330,334
Redemptions	(3,979,082)	(41,815,915)	(4,171,433)	(41,663,576)
Net decrease	(3,557,062)	(37,422,240)	(2,934,088)	(29,333,242)
Class B
Subscriptions	218	2,169	2,138	19,652
Redemptions (a)	(71,969)	(684,089)	(182,040)	(1,642,868)
Net decrease	(71,751)	(681,920)	(179,902)	(1,623,216)
Class C
Subscriptions	42,549	399,257	116,671	1,053,363
Redemptions	(258,466)	(2,410,897)	(315,978)	(2,838,961)
Net decrease	(215,917)	(2,011,640)	(199,307)	(1,785,598)
Class I(b)
Subscriptions	52,564	564,685	984,556	9,929,504
Redemptions	(6,373,239)	(70,220,728)	(1,178,187)	(11,692,972)
Net decrease	(6,320,675)	(69,656,043)	(193,631)	(1,763,468)
Class K
Subscriptions	31,477	323,695	88,370	874,001
Redemptions	(688,463)	(7,153,236)	(85,144)	(870,081)
Net increase (decrease)	(656,986)	(6,829,541)	3,226	3,920
Class R
Subscriptions	4,258	41,946	7,156	71,583
Redemptions	(7,557)	(79,425)	(5,910)	(59,147)
Net increase (decrease)	(3,299)	(37,479)	1,246	12,436
Class R5
Subscriptions	6,859	70,131	2,222	22,345
Redemptions	(12,618)	(138,156)	(3,208)	(33,686)
Net decrease	(5,759)	(68,025)	(986)	(11,341)
Class Y(b)
Subscriptions	5,830,513	63,844,097	—	—
Redemptions	(1,236,730)	(13,613,382)	—	—
Net increase	4,593,783	50,230,715	—	—
Class Z
Subscriptions	1,636,649	17,817,013	206,701	2,127,196
Redemptions	(210,559)	(2,244,334)	(147,219)	(1,514,704)
Net increase	1,426,090	15,572,679	59,482	612,492
Total net decrease	(4,811,576)	(50,903,494)	(3,443,960)	(33,888,017)

(a)	Includes conversions of Class B shares to Class A shares, if any.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Select Global Equity Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
4/30/2017 (c)	$10.12	0.00 (d)	1.28	1.28	—	—
10/31/2016	$9.97	0.00 (d)	0.15	0.15	—	—
10/31/2015	$9.80	0.00 (d)	0.20	0.20	(0.03)	—
10/31/2014	$9.17	0.04	0.62	0.66	(0.03)	—
10/31/2013	$7.39	0.04	1.83	1.87	(0.09)	—
10/31/2012	$6.95	0.05	0.40	0.45	(0.02)	—
Class B
4/30/2017 (c)	$9.24	(0.04)	1.17	1.13	—	—
10/31/2016	$9.17	(0.07)	0.14	0.07	—	—
10/31/2015	$9.06	(0.07)	0.18	0.11	—	—
10/31/2014	$8.50	(0.03)	0.59	0.56	—	—
10/31/2013	$6.85	(0.02)	1.70	1.68	(0.03)	—
10/31/2012	$6.47	0.00 (d)	0.37	0.37	—	—
Class C
4/30/2017 (c)	$9.12	(0.03)	1.15	1.12	—	—
10/31/2016	$9.06	(0.07)	0.13	0.06	—	—
10/31/2015	$8.94	(0.07)	0.19	0.12	—	—
10/31/2014	$8.40	(0.03)	0.57	0.54	—	—
10/31/2013	$6.78	(0.02)	1.68	1.66	(0.04)	—
10/31/2012	$6.40	0.00 (d)	0.37	0.37	—	—
Class K
4/30/2017 (c)	$10.24	(0.02)	1.31	1.29	—	—
10/31/2016	$10.07	0.02	0.15	0.17	—	—
10/31/2015	$9.90	0.01	0.21	0.22	(0.05)	—
10/31/2014	$9.26	0.06	0.63	0.69	(0.05)	—
10/31/2013	$7.46	0.06	1.85	1.91	(0.11)	—
10/31/2012	$7.01	0.07	0.40	0.47	(0.03)	—
Class R
4/30/2017 (c)	$10.13	(0.01)	1.28	1.27	—	—
10/31/2016	$10.01	(0.02)	0.14	0.12	—	—
10/31/2015	$9.84	(0.03)	0.20	0.17	(0.00) (d)	—
10/31/2014	$9.20	0.01	0.64	0.65	(0.01)	—
10/31/2013	$7.44	0.02	1.84	1.86	(0.10)	—
10/31/2012	$7.00	0.03	0.41	0.44	(0.01)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Select Global Equity Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	—	$11.40	12.65%	1.40% (e),(f)	1.40% (e),(f)	0.01% (e)	45%	$300,993
—	—	$10.12	1.50%	1.40%	1.40% (g)	0.01%	66%	$303,338
(0.03)	0.00 (d)	$9.97	2.00% (h)	1.42%	1.42% (g)	(0.03%)	132%	$328,090
(0.03)	—	$9.80	7.25%	1.45%	1.45% (g)	0.39%	63%	$355,168
(0.09)	—	$9.17	25.62%	1.51%	1.45% (g)	0.48%	46%	$360,041
(0.02)	0.01	$7.39	6.62% (i)	1.51%	1.36% (g)	0.75%	50%	$333,196

—	—	$10.37	12.23%	2.14% (e),(f)	2.14% (e),(f)	(0.84%) (e)	45%	$926
—	—	$9.24	0.76%	2.15%	2.15% (g)	(0.76%)	66%	$1,488
—	0.00 (d)	$9.17	1.21% (h)	2.17%	2.17% (g)	(0.79%)	132%	$3,127
—	—	$9.06	6.59%	2.20%	2.20% (g)	(0.35%)	63%	$5,915
(0.03)	—	$8.50	24.52%	2.27%	2.20% (g)	(0.24%)	46%	$9,282
—	0.01	$6.85	5.87% (i)	2.26%	2.11% (g)	0.02%	50%	$10,979

—	—	$10.24	12.28%	2.14% (e),(f)	2.14% (e),(f)	(0.74%) (e)	45%	$13,280
—	—	$9.12	0.66%	2.15%	2.15% (g)	(0.75%)	66%	$13,808
—	0.00 (d)	$9.06	1.34% (h)	2.17%	2.17% (g)	(0.78%)	132%	$15,511
—	—	$8.94	6.43%	2.20%	2.20% (g)	(0.36%)	63%	$16,682
(0.04)	—	$8.40	24.52%	2.26%	2.20% (g)	(0.26%)	46%	$17,250
—	0.01	$6.78	5.94% (i)	2.25%	2.11% (g)	(0.00%) (d)	50%	$17,516

—	—	$11.53	12.60%	1.21% (e),(f)	1.21% (e),(f)	(0.37%) (e)	45%	$29
—	—	$10.24	1.69%	1.25%	1.25%	0.15%	66%	$6,751
(0.05)	0.00 (d)	$10.07	2.18% (h)	1.25%	1.25%	0.13%	132%	$6,609
(0.05)	—	$9.90	7.49%	1.25%	1.25%	0.60%	63%	$6,712
(0.11)	—	$9.26	25.87%	1.26%	1.24%	0.67%	46%	$6,601
(0.03)	0.01	$7.46	6.87% (i)	1.28%	1.21%	0.90%	50%	$5,032

—	—	$11.40	12.54%	1.65% (e),(f)	1.65% (e),(f)	(0.31%) (e)	45%	$183
—	—	$10.13	1.20%	1.65%	1.65% (g)	(0.24%)	66%	$196
(0.00) (d)	0.00 (d)	$10.01	1.74% (h)	1.67%	1.67% (g)	(0.28%)	132%	$181
(0.01)	—	$9.84	7.10%	1.70%	1.70% (g)	0.12%	63%	$123
(0.10)	—	$9.20	25.19%	1.77%	1.70% (g)	0.20%	46%	$142
(0.01)	0.01	$7.44	6.37% (i)	1.76%	1.61% (g)	0.48%	50%	$63
Columbia Select Global Equity Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R5
4/30/2017 (c)	$10.26	0.02	1.30	1.32	—	—
10/31/2016	$10.07	0.04	0.15	0.19	—	—
10/31/2015	$9.90	0.04	0.20	0.24	(0.07)	—
10/31/2014	$9.25	0.09	0.63	0.72	(0.07)	—
10/31/2013	$7.46	0.08	1.84	1.92	(0.13)	—
10/31/2012	$7.01	0.08	0.41	0.49	(0.05)	—
Class T(j)
4/30/2017 (c)	$10.17	0.00 (d)	1.28	1.28	—	—
10/31/2016	$10.02	(0.01)	0.16	0.15	—	—
10/31/2015	$9.86	(0.01)	0.19	0.18	(0.02)	—
10/31/2014	$9.22	0.04	0.63	0.67	(0.03)	—
10/31/2013	$7.44	0.04	1.84	1.88	(0.10)	—
10/31/2012	$6.97	0.05	0.41	0.46	(0.00) (d)	—
Class Y
4/30/2017 (c),(k)	$10.85	0.02	0.58	0.60	—	—
Class Z
4/30/2017 (c)	$10.22	0.05	1.26	1.31	—	—
10/31/2016	$10.05	0.02	0.15	0.17	—	—
10/31/2015	$9.87	0.02	0.21	0.23	(0.05)	—
10/31/2014	$9.23	0.06	0.63	0.69	(0.05)	—
10/31/2013	$7.45	0.06	1.84	1.90	(0.12)	—
10/31/2012	$7.00	0.07	0.41	0.48	(0.04)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Rounds to zero.
(e)	Annualized.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

	Class A	Class B	Class C	Class K	Class R	Class R5	Class T	Class Z
04/30/2017	0.02%	0.02%	0.02%	0.04%	0.02%	0.02%	0.02%	0.01%

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.02%.
(i)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.
(j)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(k)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Select Global Equity Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	—	$11.58	12.87%	1.01% (e),(f)	1.01% (e),(f)	0.32% (e)	45%	$101
—	—	$10.26	1.89%	1.00%	1.00%	0.40%	66%	$148
(0.07)	0.00 (d)	$10.07	2.43% (h)	1.01%	1.01%	0.43%	132%	$156
(0.07)	—	$9.90	7.83%	1.00%	1.00%	0.96%	63%	$3
(0.13)	—	$9.25	26.06%	1.03%	1.00%	0.92%	46%	$3
(0.05)	0.01	$7.46	7.15% (i)	1.07%	0.96%	1.15%	50%	$3

—	—	$11.45	12.59%	1.40% (e),(f)	1.40% (e),(f)	0.02% (e)	45%	$3
—	—	$10.17	1.50%	1.40%	1.40% (g)	(0.00%) (d)	66%	$3
(0.02)	0.00 (d)	$10.02	1.87% (h)	1.49%	1.49% (g)	(0.10%)	132%	$3
(0.03)	—	$9.86	7.32%	1.49%	1.47% (g)	0.41%	63%	$3
(0.10)	—	$9.22	25.51%	1.54%	1.45% (g)	0.47%	46%	$3
(0.00) (d)	0.01	$7.44	6.76% (i)	1.59%	1.36% (g)	0.75%	50%	$3

—	—	$11.45	5.53%	0.98% (e)	0.98% (e)	0.98% (e)	45%	$52,608

—	—	$11.53	12.82%	1.18% (e),(f)	1.15% (e),(f)	1.02% (e)	45%	$19,760
—	—	$10.22	1.69%	1.15%	1.15% (g)	0.24%	66%	$2,945
(0.05)	0.00 (d)	$10.05	2.33% (h)	1.17%	1.17% (g)	0.21%	132%	$2,297
(0.05)	—	$9.87	7.55%	1.21%	1.21% (g)	0.62%	63%	$3,360
(0.12)	—	$9.23	25.74%	1.26%	1.20% (g)	0.72%	46%	$2,760
(0.04)	0.01	$7.45	7.03% (i)	1.25%	1.11% (g)	1.00%	50%	$2,387
Columbia Select Global Equity Fund | Semiannual Report 2017	17

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia Select Global Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
18	Columbia Select Global Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to Other expenses on the Statement of Operations. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Columbia Select Global Equity Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
20	Columbia Select Global Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Columbia Select Global Equity Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I shares were subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class I shares. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class and Class I shares did not pay transfer agency fees. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class Y shares.
22	Columbia Select Global Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.21
Class B	0.21
Class C	0.21
Class I	0.006 (a),(b)
Class K	0.055
Class R	0.21
Class R5	0.067
Class T	0.21
Class Y	0.010 (a)
Class Z	0.20

(a)	Annualized.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At April 30, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $5,366. The liability remaining at April 30, 2017 for non-recurring charges associated with the lease amounted to $3,131 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $703,000 and $1,367,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Columbia Select Global Equity Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	48,863
Class C	372
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Class A	1.400%	1.46%
Class B	2.150	2.21
Class C	2.150	2.21
Class K	1.325	1.36
Class R	1.650	1.71
Class R5	1.075	1.11
Class T	1.400	1.46
Class Y	1.025	—
Class Z	1.150	1.21
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
335,087,000	53,374,000	(574,000)	52,800,000
24	Columbia Select Global Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
The following capital loss carryforwards, determined at October 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
12,171,974	—	10,126,139	—	—	22,298,113
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $169,134,527 and $218,853,172, respectively, for the six months ended April 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Regulatory settlements
During the six months ended April 30, 2017, the Fund recorded a receivable of $73,374 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against a third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund’s portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding) and is disclosed as a receivable on the Statement of Assets and Liabilities.
Note 7. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
Columbia Select Global Equity Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 9. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At April 30, 2017, affiliated shareholders of record owned 80.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable
26	Columbia Select Global Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Select Global Equity Fund | Semiannual Report 2017	27

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
28	Columbia Select Global Equity Fund | Semiannual Report 2017

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Columbia Select Global Equity Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR155_10_G01_(06/17)

SemiAnnual Report
April 30, 2017
Columbia European Equity Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia European Equity Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia European Equity Fund   |  Semiannual Report 2017

Columbia European Equity Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia European Equity Fund (the Fund) seeks to provide shareholders with capital appreciation.
Portfolio management
Threadneedle International Limited
Dan Ison
Ann Steele
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/26/00	14.23	7.51	6.36	2.82
	Including sales charges		7.68	1.39	5.12	2.21
Class B	Excluding sales charges	06/26/00	13.63	6.54	5.52	2.02
	Including sales charges		8.63	1.54	5.20	2.02
Class C	Excluding sales charges	06/26/00	13.89	6.66	5.57	2.04
	Including sales charges		12.89	5.66	5.57	2.04
Class K		06/26/00	14.25	7.51	6.49	3.03
Class R4 *		01/08/14	14.44	7.68	6.53	2.90
Class R5 *		01/08/14	14.45	7.74	6.62	2.94
Class T *	Excluding sales charges	06/18/12	14.31	7.38	6.35	2.81
	Including sales charges		11.47	4.71	5.81	2.55
Class Y *		03/01/16	14.58	7.87	6.46	2.86
Class Z *		09/27/10	14.41	7.66	6.62	3.02
MSCI Europe Index (Net)			14.52	10.93	6.86	0.42
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The returns for Class T shares are shown with and without the maximum applicable sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were sold without a sales charge. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI Europe Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI Europe Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia European Equity Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at April 30, 2017)
Roche Holding AG, Genusschein Shares (Switzerland)	3.9
Sika AG (Switzerland)	3.8
Royal Dutch Shell PLC, Class B (United Kingdom)	3.1
Prudential PLC (United Kingdom)	3.1
L’Oreal SA (France)	3.1
Schneider Electric SE (France)	3.0
Unilever PLC (United Kingdom)	3.0
CRH PLC (Ireland)	2.8
Ryanair Holdings PLC, ADR (Ireland)	2.8
BASF SE (Germany)	2.8
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at April 30, 2017)
Consumer Discretionary	9.5
Consumer Staples	9.8
Energy	5.6
Financials	22.0
Health Care	8.9
Industrials	19.2
Information Technology	6.6
Materials	14.7
Telecommunication Services	3.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2017)
Belgium	2.0
Denmark	2.6
Finland	1.1
France	16.9
Germany	12.5
Ireland	8.9
Italy	1.7
Netherlands	7.4
Spain	4.8
Sweden	6.2
Switzerland	9.2
United Kingdom	26.7
United States(a)	0.0 (b)
Total	100.0

(a)	Includes investments in Money Market Funds.
(b)	Rounds to zero.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

4	Columbia European Equity Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,142.30	1,017.75	7.25	6.83	1.38
Class B	1,000.00	1,000.00	1,136.30	1,014.07	11.16	10.52	2.13
Class C	1,000.00	1,000.00	1,138.90	1,014.07	11.17	10.52	2.13
Class K	1,000.00	1,000.00	1,142.50	1,018.15	6.83	6.43	1.30
Class R4	1,000.00	1,000.00	1,144.40	1,018.98	5.94	5.59	1.13
Class R5	1,000.00	1,000.00	1,144.50	1,019.42	5.47	5.15	1.04
Class T (formerly Class W)	1,000.00	1,000.00	1,143.10	1,017.80	7.20	6.78	1.37
Class Y	1,000.00	1,000.00	1,145.80	1,019.62	5.26	4.95	1.00
Class Z	1,000.00	1,000.00	1,144.10	1,018.98	5.94	5.59	1.13
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia European Equity Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 99.3%
Issuer	Shares	Value ($)
Belgium 2.0%
KBC Group NV	107,601	7,768,661
Denmark 2.6%
Novo Nordisk A/S, Class B	169,104	6,580,154
Pandora A/S	30,887	3,338,279
Total		9,918,433
Finland 1.1%
Sampo OYJ, Class A	87,396	4,187,867
France 16.8%
Airbus Group SE	80,331	6,495,461
Amundi SA	126,732	8,338,167
BNP Paribas SA	116,454	8,217,557
Dassault Systemes	67,819	6,052,596
Essilor International SA	45,045	5,836,580
Legrand SA	95,495	6,182,068
L’Oreal SA	59,572	11,865,459
Schneider Electric SE	147,536	11,651,542
Total		64,639,430
Germany 12.4%
Allianz SE, Registered Shares	42,771	8,144,008
BASF SE	109,046	10,626,397
Brenntag AG	65,207	3,866,871
Continental AG	25,635	5,738,423
Deutsche Telekom AG, Registered Shares	529,428	9,284,963
Fresenius Medical Care AG & Co. KGaA	78,363	6,952,637
SAP SE	33,230	3,332,697
Total		47,945,996
Ireland 8.8%
CRH PLC	293,447	10,714,239
Kingspan Group PLC	204,381	7,109,758
Ryanair Holdings PLC, ADR(a)	115,926	10,657,077
Smurfit Kappa Group PLC	208,508	5,568,625
Total		34,049,699
Italy 1.7%
Moncler SpA	70,767	1,746,780
Prysmian SpA	163,494	4,721,271
Total		6,468,051
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 7.3%
Akzo Nobel NV	43,123	3,771,062
ASML Holding NV	56,804	7,508,723
ING Groep NV	497,863	8,105,003
RELX NV	454,337	8,787,112
Total		28,171,900
Spain 4.8%
Amadeus IT Group SA, Class A	153,102	8,255,311
Cellnex Telecom SA	274,138	4,845,084
Industria de Diseno Textil SA	135,812	5,208,967
Total		18,309,362
Sweden 6.1%
Atlas Copco AB, Class A	152,373	5,697,666
Nordea Bank AB	313,156	3,853,771
Svenska Handelsbanken AB, Class A	403,353	5,724,258
Volvo AB B Shares	509,709	8,338,527
Total		23,614,222
Switzerland 9.1%
Cie Financiere Richemont SA, Class A, Registered Shares	71,092	5,941,005
Roche Holding AG, Genusschein Shares	56,440	14,765,158
Sika AG	2,280	14,550,753
Total		35,256,916
United Kingdom 26.6%
3i Group PLC	419,765	4,314,095
British American Tobacco PLC	154,742	10,451,993
Burberry Group PLC	228,156	4,769,491
Compass Group PLC	283,422	5,719,230
Imperial Brands PLC	76,810	3,762,494
ITV PLC	1,487,505	4,045,892
John Wood Group PLC	605,448	5,955,815
Johnson Matthey PLC	106,122	4,094,610
Prudential PLC	535,998	11,912,887
Rio Tinto PLC	172,260	6,831,659
Royal Dutch Shell PLC, Class B	449,493	11,949,306
St. James’s Place PLC	291,447	4,333,492
Standard Chartered PLC(a)	1,000,375	9,344,480
TechnipFMC PLC(a)	113,188	3,402,960

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia European Equity Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Unilever PLC	223,493	11,497,667
Total		102,386,071
Total Common Stocks (Cost $339,231,997)		382,716,608

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(b),(c)	90	90
Total Money Market Funds (Cost $90)		90
Total Investments (Cost $339,232,087)		382,716,698
Other Assets & Liabilities, Net		2,812,324
Net Assets		$385,529,022
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	22	43,747,436	(43,747,368)	90	(325)	4,029	90
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia European Equity Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Belgium	—	7,768,661	—	—	7,768,661
Denmark	—	9,918,433	—	—	9,918,433
Finland	—	4,187,867	—	—	4,187,867
France	—	64,639,430	—	—	64,639,430
Germany	—	47,945,996	—	—	47,945,996
Ireland	10,657,077	23,392,622	—	—	34,049,699
Italy	—	6,468,051	—	—	6,468,051
Netherlands	—	28,171,900	—	—	28,171,900
Spain	—	18,309,362	—	—	18,309,362
Sweden	—	23,614,222	—	—	23,614,222
Switzerland	—	35,256,916	—	—	35,256,916
United Kingdom	—	102,386,071	—	—	102,386,071
Total Common Stocks	10,657,077	372,059,531	—	—	382,716,608
Money Market Funds	—	—	—	90	90
Total Investments	10,657,077	372,059,531	—	90	382,716,698
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia European Equity Fund | Semiannual Report 2017

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$339,231,997
Affiliated issuers, at cost	90
Total investments, at cost	339,232,087
Investments, at value
Unaffiliated issuers, at value	382,716,608
Affiliated issuers, at value	90
Total investments, at value	382,716,698
Foreign currency (identified cost $335,654)	335,496
Receivable for:
Investments sold	4,006,827
Capital shares sold	192,161
Dividends	1,776,199
Foreign tax reclaims	1,206,907
Expense reimbursement due from Investment Manager	42
Prepaid expenses	927
Other assets	26,865
Total assets	390,262,122
Liabilities
Due to custodian	970,865
Payable for:
Investments purchased	2,406,623
Capital shares purchased	1,262,135
Management services fees	9,251
Distribution and/or service fees	946
Transfer agent fees	24,330
Compensation of board members	37,279
Other expenses	21,671
Total liabilities	4,733,100
Net assets applicable to outstanding capital stock	$385,529,022
Represented by
Paid in capital	380,174,026
Undistributed net investment income	2,242,369
Accumulated net realized loss	(40,336,672)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	43,484,611
Foreign currency translations	(35,312)
Total - representing net assets applicable to outstanding capital stock	$385,529,022
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia European Equity Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$81,349,809
Shares outstanding	12,292,129
Net asset value per share	$6.62
Maximum offering price per share(a)	$7.02
Class B
Net assets	$319,909
Shares outstanding	48,658
Net asset value per share	$6.57
Class C
Net assets	$13,898,322
Shares outstanding	2,151,862
Net asset value per share	$6.46
Class K
Net assets	$3,522
Shares outstanding	535
Net asset value per share(b)	$6.59
Class R4
Net assets	$113,199
Shares outstanding	17,183
Net asset value per share	$6.59
Class R5
Net assets	$338,579
Shares outstanding	51,060
Net asset value per share	$6.63
Class T(c)
Net assets	$2,145
Shares outstanding	326
Net asset value per share(b)	$6.59
Maximum offering price per share(d)	$6.76
Class Y
Net assets	$209,086,711
Shares outstanding	32,371,036
Net asset value per share	$6.46
Class Z
Net assets	$80,416,826
Shares outstanding	12,201,424
Net asset value per share	$6.59

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
(c)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(d)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia European Equity Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,264,008
Dividends — affiliated issuers	4,029
Foreign taxes withheld	(402,411)
Total income	4,865,626
Expenses:
Management services fees	1,636,990
Distribution and/or service fees
Class A	118,819
Class B	1,842
Class C	71,077
Class T(a)	2
Transfer agent fees
Class A	87,613
Class B	340
Class C	13,119
Class I(b)	4,909
Class K	1
Class R4	156
Class R5	93
Class T(a)	2
Class Y	2,070
Class Z	55,347
Plan administration fees
Class K	4
Compensation of board members	9,367
Custodian fees	38,893
Printing and postage fees	17,614
Registration fees	58,625
Audit fees	37,252
Legal fees	4,754
Compensation of chief compliance officer	44
Other	13,565
Total expenses	2,172,498
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(19,324)
Total net expenses	2,153,174
Net investment income	2,712,452
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(9,157,386)
Investments — affiliated issuers	(325)
Foreign currency translations	(170,892)
Net realized loss	(9,328,603)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	57,198,472
Foreign currency translations	44,871
Net change in unrealized appreciation (depreciation)	57,243,343
Net realized and unrealized gain	47,914,740
Net increase in net assets resulting from operations	$50,627,192

(a)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia European Equity Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations
Net investment income	$2,712,452	$9,275,098
Net realized loss	(9,328,603)	(29,945,916)
Net change in unrealized appreciation (depreciation)	57,243,343	(38,796,620)
Net increase (decrease) in net assets resulting from operations	50,627,192	(59,467,438)
Distributions to shareholders
Net investment income
Class A	(2,197,533)	(2,093,251)
Class B	(5,301)	(3,202)
Class C	(202,021)	(105,665)
Class I(a)	(5,442,983)	(4,363,997)
Class K	(71)	(45)
Class R4	(4,384)	(54,498)
Class R5	(6,565)	(2,598)
Class T(b)	(41)	(26)
Class Y	(65)	—
Class Z	(1,320,204)	(796,112)
Net realized gains
Class A	—	(5,406,872)
Class B	—	(26,894)
Class C	—	(862,126)
Class I(a)	—	(8,098,156)
Class K	—	(104)
Class R4	—	(114,644)
Class R5	—	(5,020)
Class T(b)	—	(65)
Class Z	—	(1,687,203)
Total distributions to shareholders	(9,179,168)	(23,620,478)
Decrease in net assets from capital stock activity	(75,233,736)	(65,552,261)
Total decrease in net assets	(33,785,712)	(148,640,177)
Net assets at beginning of period	419,314,734	567,954,911
Net assets at end of period	$385,529,022	$419,314,734
Undistributed net investment income	$2,242,369	$8,709,085

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(b)	Effective March 27, 2017, Class W shares were renamed Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia European Equity Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)		October 31, 2016 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (b)	624,311	3,790,544	2,757,645	17,484,919
Distributions reinvested	375,156	2,187,162	1,152,394	7,363,800
Redemptions	(8,079,829)	(48,819,182)	(11,783,394)	(72,836,126)
Net decrease	(7,080,362)	(42,841,476)	(7,873,355)	(47,987,407)
Class B
Subscriptions	—	—	9,132	55,948
Distributions reinvested	908	5,273	4,720	30,019
Redemptions (b)	(33,260)	(198,573)	(78,631)	(480,597)
Net decrease	(32,352)	(193,300)	(64,779)	(394,630)
Class C
Subscriptions	108,508	663,899	390,539	2,428,504
Distributions reinvested	32,798	187,276	142,969	893,554
Redemptions	(929,343)	(5,462,048)	(1,878,517)	(11,343,237)
Net decrease	(788,037)	(4,610,873)	(1,345,009)	(8,021,179)
Class I(c)
Subscriptions	162,518	987,439	690,528	4,336,122
Distributions reinvested	933,607	5,442,929	1,950,242	12,462,045
Redemptions	(40,119,599)	(250,360,112)	(4,134,956)	(25,594,876)
Net decrease	(39,023,474)	(243,929,744)	(1,494,186)	(8,796,709)
Class K
Distributions reinvested	5	26	8	54
Net increase	5	26	8	54
Class R4
Subscriptions	433	2,706	16,995	109,226
Distributions reinvested	748	4,337	26,579	169,045
Redemptions	(25,968)	(155,812)	(980,855)	(6,344,855)
Net decrease	(24,787)	(148,769)	(937,281)	(6,066,584)
Class R5
Subscriptions	16,503	101,300	38,086	233,251
Distributions reinvested	1,116	6,516	1,177	7,519
Redemptions	(9,092)	(55,556)	(22,989)	(144,837)
Net increase	8,527	52,260	16,274	95,933
Class Y(c)
Subscriptions	34,273,108	210,437,261	426	2,500
Redemptions	(1,902,498)	(11,856,118)	—	—
Net increase	32,370,610	198,581,143	426	2,500
Class Z
Subscriptions	4,513,303	27,481,907	3,758,945	22,975,684
Distributions reinvested	222,413	1,289,997	354,869	2,256,970
Redemptions	(1,806,817)	(10,914,907)	(3,181,182)	(19,616,893)
Net increase	2,928,899	17,856,997	932,632	5,615,761
Total net decrease	(11,640,971)	(75,233,736)	(10,765,270)	(65,552,261)

(a)	Class Y shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia European Equity Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
4/30/2017 (c)	$5.92	0.03	0.80	0.83	(0.13)	—
10/31/2016	$6.96	0.10	(0.86)	(0.76)	(0.08)	(0.20)
10/31/2015	$7.05	0.08	0.16	0.24	(0.12)	(0.21)
10/31/2014	$7.55	0.13	(0.29)	(0.16)	(0.06)	(0.28)
10/31/2013	$5.94	0.07	1.66	1.73	(0.09)	(0.03)
10/31/2012	$5.47	0.08	0.40	0.48	(0.01)	—
Class B
4/30/2017 (c)	$5.86	0.01	0.78	0.79	(0.08)	—
10/31/2016	$6.89	0.06	(0.87)	(0.81)	(0.02)	(0.20)
10/31/2015	$6.97	0.03	0.17	0.20	(0.07)	(0.21)
10/31/2014	$7.48	0.07	(0.28)	(0.21)	(0.02)	(0.28)
10/31/2013	$5.87	0.03	1.64	1.67	(0.03)	(0.03)
10/31/2012	$5.44	0.04	0.39	0.43	—	—
Class C
4/30/2017 (c)	$5.75	0.01	0.78	0.79	(0.08)	—
10/31/2016	$6.77	0.06	(0.86)	(0.80)	(0.02)	(0.20)
10/31/2015	$6.86	0.02	0.17	0.19	(0.07)	(0.21)
10/31/2014	$7.37	0.07	(0.28)	(0.21)	(0.02)	(0.28)
10/31/2013	$5.82	(0.00) (g)	1.64	1.64	(0.06)	(0.03)
10/31/2012	$5.39	0.04	0.39	0.43	—	—
Class K
4/30/2017 (c)	$5.90	0.04	0.78	0.82	(0.13)	—
10/31/2016	$6.94	0.11	(0.86)	(0.75)	(0.09)	(0.20)
10/31/2015	$7.03	0.08	0.18	0.26	(0.14)	(0.21)
10/31/2014	$7.54	0.13	(0.29)	(0.16)	(0.07)	(0.28)
10/31/2013	$5.93	0.08	1.67	1.75	(0.11)	(0.03)
10/31/2012	$5.47	0.08	0.41	0.49	(0.03)	—
Class R4
4/30/2017 (c)	$5.90	0.03	0.80	0.83	(0.14)	—
10/31/2016	$6.94	0.12	(0.87)	(0.75)	(0.09)	(0.20)
10/31/2015	$7.03	0.11	0.15	0.26	(0.14)	(0.21)
10/31/2014 (h)	$7.59	0.10	(0.66)	(0.56)	—	—
Class R5
4/30/2017 (c)	$5.94	0.05	0.79	0.84	(0.15)	—
10/31/2016	$6.99	0.13	(0.88)	(0.75)	(0.10)	(0.20)
10/31/2015	$7.08	0.12	0.15	0.27	(0.15)	(0.21)
10/31/2014 (i)	$7.63	0.09	(0.64)	(0.55)	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia European Equity Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.13)	$6.62	14.23%	1.39% (d)	1.38% (d)	0.98% (d)	30%	$81,350
(0.28)	$5.92	(11.25%)	1.36%	1.36% (e)	1.68%	55%	$114,672
(0.33)	$6.96	3.61%	1.35% (f)	1.35% (e),(f)	1.14%	63%	$189,670
(0.34)	$7.05	(2.33%)	1.37%	1.37%	1.74%	64%	$163,706
(0.12)	$7.55	29.57%	1.42%	1.42% (e)	1.03%	73%	$100,943
(0.01)	$5.94	8.88%	1.54% (f)	1.52% (e),(f)	1.42%	126%	$52,850

(0.08)	$6.57	13.63%	2.15% (d)	2.13% (d)	0.25% (d)	30%	$320
(0.22)	$5.86	(11.96%)	2.11%	2.11% (e)	0.92%	55%	$474
(0.28)	$6.89	2.95%	2.11% (f)	2.11% (e),(f)	0.43%	63%	$1,004
(0.30)	$6.97	(3.06%)	2.11%	2.11%	0.97%	64%	$1,535
(0.06)	$7.48	28.59%	2.18%	2.18% (e)	0.42%	73%	$1,561
—	$5.87	7.90%	2.28% (f)	2.27% (e),(f)	0.78%	126%	$1,492

(0.08)	$6.46	13.89%	2.15% (d)	2.13% (d)	0.38% (d)	30%	$13,898
(0.22)	$5.75	(12.02%)	2.11%	2.11% (e)	0.92%	55%	$16,919
(0.28)	$6.77	2.84%	2.10% (f)	2.10% (e),(f)	0.36%	63%	$29,009
(0.30)	$6.86	(3.08%)	2.12%	2.12%	1.00%	64%	$26,264
(0.09)	$7.37	28.58%	2.15%	2.15% (e)	(0.05%)	73%	$13,322
—	$5.82	7.98%	2.31% (f)	2.27% (e),(f)	0.72%	126%	$2,106

(0.13)	$6.59	14.25%	1.31% (d)	1.30% (d)	1.37% (d)	30%	$4
(0.29)	$5.90	(11.16%)	1.24%	1.24%	1.74%	55%	$3
(0.35)	$6.94	3.78%	1.22% (f)	1.22% (f)	1.17%	63%	$4
(0.35)	$7.03	(2.33%)	1.22%	1.22%	1.74%	64%	$12
(0.14)	$7.54	29.93%	1.23%	1.23%	1.21%	73%	$14
(0.03)	$5.93	9.08%	1.27% (f)	1.27% (f)	1.43%	126%	$17

(0.14)	$6.59	14.44%	1.14% (d)	1.13% (d)	1.05% (d)	30%	$113
(0.29)	$5.90	(11.05%)	1.09%	1.09% (e)	1.87%	55%	$248
(0.35)	$6.94	3.90%	1.10% (f)	1.10% (e),(f)	1.51%	63%	$6,800
—	$7.03	(7.38%)	1.12% (d)	1.12% (d)	1.69% (d)	64%	$53

(0.15)	$6.63	14.45%	1.04% (d)	1.04% (d)	1.76% (d)	30%	$339
(0.30)	$5.94	(10.99%)	0.99%	0.99%	2.13%	55%	$253
(0.36)	$6.99	4.03%	0.98% (f)	0.98% (f)	1.68%	63%	$184
—	$7.08	(7.21%)	0.98% (d)	0.98% (d)	1.51% (d)	64%	$50
Columbia European Equity Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class T(j)
4/30/2017 (c)	$5.89	0.04	0.79	0.83	(0.13)	—
10/31/2016	$6.93	0.10	(0.86)	(0.76)	(0.08)	(0.20)
10/31/2015	$7.02	0.08	0.17	0.25	(0.13)	(0.21)
10/31/2014	$7.52	0.12	(0.28)	(0.16)	(0.06)	(0.28)
10/31/2013	$5.94	0.07	1.65	1.72	(0.11)	(0.03)
10/31/2012 (k)	$5.21	(0.00) (g)	0.73	0.73	—	—
Class Y
4/30/2017 (c)	$5.79	0.14	0.68	0.82	(0.15)	—
10/31/2016 (l)	$5.87	0.12	(0.20)	(0.08)	—	—
Class Z
4/30/2017 (c)	$5.90	0.05	0.78	0.83	(0.14)	—
10/31/2016	$6.94	0.11	(0.86)	(0.75)	(0.09)	(0.20)
10/31/2015	$7.04	0.08	0.17	0.25	(0.14)	(0.21)
10/31/2014	$7.53	0.14	(0.28)	(0.14)	(0.07)	(0.28)
10/31/2013	$5.94	0.09	1.65	1.74	(0.12)	(0.03)
10/31/2012	$5.49	0.02	0.47	0.49	(0.04)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
(g)	Rounds to zero.
(h)	Class R4 shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
(i)	Class R5 shares commenced operations on January 8, 2014. Per share data and total return reflect activity from that date.
(j)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(k)	Class T shares commenced operations on June 18, 2012. Per share data and total return reflect activity from that date.
(l)	Class Y shares commenced operations on March 1, 2016. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia European Equity Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.13)	$6.59	14.31%	1.44% (d)	1.37% (d)	1.30% (d)	30%	$2
(0.28)	$5.89	(11.26%)	1.35%	1.35% (e)	1.64%	55%	$2
(0.34)	$6.93	3.65%	1.30% (f)	1.30% (e),(f)	1.20%	63%	$2
(0.34)	$7.02	(2.37%)	1.35%	1.35%	1.62%	64%	$2
(0.14)	$7.52	29.42%	1.46%	1.46% (e)	1.09%	73%	$4
—	$5.94	14.01%	1.64% (d)	1.52% (d)	0.11% (d)	126%	$3

(0.15)	$6.46	14.58%	1.02% (d)	1.00% (d)	4.75% (d)	30%	$209,087
—	$5.79	(1.36%)	0.92% (d)	0.92% (d)	2.91% (d)	55%	$2

(0.14)	$6.59	14.41%	1.16% (d)	1.13% (d)	1.83% (d)	30%	$80,417
(0.29)	$5.90	(11.06%)	1.11%	1.11% (e)	1.85%	55%	$54,741
(0.35)	$6.94	3.75%	1.11% (f)	1.11% (e),(f)	1.18%	63%	$57,916
(0.35)	$7.04	(2.01%)	1.12%	1.12%	1.92%	64%	$115,755
(0.15)	$7.53	29.83%	1.17%	1.17% (e)	1.34%	73%	$107,086
(0.04)	$5.94	9.09%	1.49% (f)	1.27% (e),(f)	0.34%	126%	$60,380
Columbia European Equity Fund | Semiannual Report 2017	17

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia European Equity Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
18	Columbia European Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia European Equity Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
20	Columbia European Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.87% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Columbia European Equity Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I, prior to March 27, 2017 were, and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class and Class I and Class Y shares did not pay transfer agency fees.
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.18
Class B	0.18
Class C	0.18
Class I	0.006 (a),(b)
Class K	0.063
Class R4	0.18
Class R5	0.067
Class T	0.20
Class Y	0.010
Class Z	0.19

(a)	Annualized.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
22	Columbia European Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $152,000 and $150,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	36,438
Class C	386
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1,2017 through February 28, 2018	Prior to March 1, 2017
Class A	1.370%	1.46%
Class B	2.120	2.21
Class C	2.120	2.21
Class K	1.315	1.38
Class R4	1.120	1.21
Class R5	1.065	1.13
Class T	1.370	1.46
Class Y	1.015	1.08
Class Z	1.120	1.21
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share
Columbia European Equity Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
339,232,000	46,970,000	(3,485,000)	43,485,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $115,929,862 and $198,182,853, respectively, for the six months ended April 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
24	Columbia European Equity Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 8. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. In addition, the private and public sectors’ debt problems of a single European Union (EU) country can pose significant economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not concentrate in this region of the world.
Shareholder concentration risk
At April 30, 2017, affiliated shareholders of record owned 91.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
Columbia European Equity Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia European Equity Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia European Equity Fund | Semiannual Report 2017	27

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Columbia European Equity Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR147_10_G01_(06/17)

SemiAnnual Report
April 30, 2017
Columbia Emerging Markets Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Emerging Markets Bond Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Emerging Markets Bond Fund   |  Semiannual Report 2017

Columbia Emerging Markets Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Emerging Markets Bond Fund (the Fund) seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.
Portfolio management
Jim Carlen, CFA
Lead manager
Managed Fund since 2008
Christopher Cooke
Co-manager
Managed Fund since May 2017
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	3.53	11.21	4.31	6.55
	Including sales charges		-1.39	5.97	3.30	6.03
Class B	Excluding sales charges	02/16/06	3.15	10.40	3.53	5.74
	Including sales charges		-1.85	5.40	3.18	5.74
Class C	Excluding sales charges	02/16/06	3.16	10.45	3.53	5.77
	Including sales charges		2.16	9.45	3.53	5.77
Class K		02/16/06	3.74	11.56	4.53	6.78
Class R *		11/16/11	3.49	11.03	4.06	6.34
Class R4 *		03/19/13	3.74	11.57	4.54	6.66
Class R5 *		11/08/12	3.85	11.81	4.73	6.76
Class T	Excluding sales charges	12/01/06	3.54	11.23	4.30	6.54
	Including sales charges		0.93	8.45	3.78	6.27
Class Y *		11/08/12	3.79	11.77	4.78	6.78
Class Z *		09/27/10	3.65	11.58	4.56	6.74
JPMorgan Emerging Markets Bond Index-Global			2.65	8.52	5.22	6.99
Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The returns for Class T shares are shown with and without the maximum applicable sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were sold without a sales charge. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The JPMorgan Emerging Markets Bond Index-Global is based on U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, such as Brady bonds, Eurobonds and loans, and reflects reinvestment of all distributions and changes in market prices.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2017)
AA rating	1.6
A rating	3.7
BBB rating	24.0
BB rating	37.4
B rating	28.7
CCC rating	1.0
CC rating	3.6
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at April 30, 2017)
Angola	0.5
Argentina	7.2
Brazil	7.5
Chile	1.0
Colombia	3.1
Costa Rica	1.8
Croatia	1.3
Dominican Republic	7.1
Ecuador	1.9
Egypt	1.1
El Salvador	0.9
Gabon	0.7
Georgia	0.6
Ghana	2.3
Guatemala	2.0
Honduras	0.7
Hungary	1.0
Indonesia	6.9
Ivory Coast	2.3
Jamaica	0.7
Kazakhstan	1.4
Mexico	14.3
Namibia	0.4
Nigeria	0.5
Pakistan	1.0
Panama	0.7
Paraguay	1.0
Peru	2.9
Russian Federation	5.3
Senegal	0.7
Serbia	0.9
Sri Lanka	0.6
Trinidad and Tobago	1.5
Tunisia	0.2
Turkey	5.1
Ukraine	1.7
United States	5.2 (a)
Uruguay	0.6
Venezuela	3.4
Virgin Islands	1.5
Zambia	0.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

4	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,035.30	1,018.64	5.99	5.94	1.20
Class B	1,000.00	1,000.00	1,031.50	1,014.96	9.71	9.63	1.95
Class C	1,000.00	1,000.00	1,031.60	1,014.96	9.71	9.63	1.95
Class K	1,000.00	1,000.00	1,037.40	1,019.76	4.85	4.80	0.97
Class R	1,000.00	1,000.00	1,034.90	1,017.41	7.24	7.17	1.45
Class R4	1,000.00	1,000.00	1,037.40	1,019.86	4.75	4.71	0.95
Class R5	1,000.00	1,000.00	1,038.50	1,020.89	3.70	3.67	0.74
Class T (formerly Class W)	1,000.00	1,000.00	1,035.40	1,018.64	5.99	5.94	1.20
Class Y	1,000.00	1,000.00	1,037.90	1,021.19	3.40	3.37	0.68
Class Z	1,000.00	1,000.00	1,036.50	1,019.86	4.74	4.71	0.95
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Corporate Bonds & Notes(a) 16.8%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 1.0%
MARB BondCo PLC(b)
03/15/24	7.000%		1,600,000	1,617,920
Marfrig Holdings Europe BV(b)
06/08/23	8.000%		2,400,000	2,546,976
Total				4,164,896
Chile 1.0%
Cencosud SA(b)
02/12/45	6.625%		4,350,000	4,559,839
Colombia 0.9%
Banco de Bogota SA(b)
Subordinated
05/12/26	6.250%		3,800,000	4,047,258
Ghana 1.5%
Kosmos Energy Ltd.(b)
08/01/21	7.875%		3,160,000	3,223,200
08/01/21	7.875%		3,076,000	3,152,900
Total				6,376,100
Guatemala 2.0%
Comcel Trust(b)
02/06/24	6.875%		3,300,000	3,497,274
Comcel Trust via Comunicaciones Celulares SA(b)
02/06/24	6.875%		200,000	211,956
Energuate Trust(b),(c)
05/03/27	5.875%		2,100,000	2,133,495
Industrial Senior Trust(b)
11/01/22	5.500%		2,877,000	2,916,559
Total				8,759,284
Mexico 5.8%
Banco Mercantil del Norte SA(b),(d)
Subordinated
10/04/31	5.750%		3,000,000	2,946,000
BBVA Bancomer SA(b),(d)
Subordinated
11/12/29	5.350%		3,402,000	3,317,317
Cemex SAB de CV(b)
04/16/26	7.750%		3,700,000	4,204,310
Concesionaria Mexiquense SA de CV(b)
(linked to Mexican Unidad de Inversion Index)
12/15/35	5.950%	MXN	45,997,960	2,339,549
Elementia SAB de CV(b)
01/15/25	5.500%		3,700,000	3,755,500
Grupo Posadas SAB de CV(b)
06/30/22	7.875%		5,224,000	5,400,310
Corporate Bonds & Notes(a) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Grupo Televisa SAB
05/14/43	7.250%	MXN	59,800,000	2,410,189
Mexichem SAB de CV(b)
09/19/42	6.750%		1,000,000	1,072,500
Total				25,445,675
Panama 0.7%
Panama Canal Railway Co.(b)
11/01/26	7.000%		3,227,874	3,211,735
Peru 1.1%
Banco de Credito del Peru(b),(d)
Subordinated
10/15/22	7.170%	PEN	6,000,000	1,804,393
Volcan Cia Minera SAA(b)
02/02/22	5.375%		3,000,000	3,033,750
Total				4,838,143
Russian Federation 0.5%
Lukoil International Finance BV(b)
11/02/26	4.750%		2,100,000	2,149,665
Ukraine 1.7%
Kernel Holding SA(b)
01/31/22	8.750%		3,700,000	3,935,231
MHP SA(b)
04/02/20	8.250%		3,204,000	3,336,165
Total				7,271,396
Uruguay 0.6%
ACI Airport SudAmerica SA(b)
11/29/32	6.875%		2,481,250	2,462,641
Total Corporate Bonds & Notes (Cost $74,428,996)				73,286,632

Foreign Government Obligations(a),(e) 78.3%

Angola 0.5%
Angolan Government International Bond(b)
11/12/25	9.500%		2,200,000	2,301,750
Argentina 7.2%
Argentine Republic Government International Bond
04/22/26	7.500%		2,200,000	2,410,100
01/26/27	6.875%		2,491,000	2,631,742
07/06/28	6.625%		1,100,000	1,125,300
12/31/33	8.280%		4,065,910	4,460,303
07/06/36	7.125%		1,500,000	1,518,000
Provincia de Buenos Aires(b)
06/09/21	9.950%		1,500,000	1,732,800
06/15/27	7.875%		6,665,000	6,957,793

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Provincia de Cordoba(b)
06/10/21	7.125%		3,100,000	3,270,500
09/01/24	7.450%		5,125,000	5,331,384
YPF SA(b)
03/23/21	8.500%		1,700,000	1,908,250
Total				31,346,172
Brazil 6.6%
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	20,000,000	6,429,833
Brazilian Government International Bond
01/07/41	5.625%		8,000,000	7,950,000
Petrobras Global Finance BV
01/27/21	5.375%		3,987,000	4,091,659
05/23/21	8.375%		5,200,000	5,882,500
05/23/26	8.750%		3,800,000	4,430,800
Total				28,784,792
Colombia 2.2%
Colombia Government International Bond
08/26/26	7.500%	COP	6,500,000,000	2,404,638
02/26/44	5.625%		3,500,000	3,823,750
Ecopetrol SA
09/18/43	7.375%		3,200,000	3,472,000
Total				9,700,388
Costa Rica 1.8%
Costa Rica Government International Bond(b)
03/12/45	7.158%		7,600,000	7,923,000
Croatia 1.3%
Croatia Government International Bond(b)
01/26/24	6.000%		5,117,000	5,696,244
Dominican Republic 7.1%
Banco de Reservas de la Republica Dominicana(b)
Subordinated
02/01/23	7.000%		5,988,000	6,149,856
Dominican Republic International Bond(b)
07/05/19	14.500%	DOP	109,000,000	2,512,223
01/08/21	14.000%	DOP	226,239,000	5,288,491
01/25/27	5.950%		3,300,000	3,456,750
04/20/27	8.625%		4,320,000	5,152,593
04/30/44	7.450%		6,000,000	6,780,000
01/27/45	6.850%		1,800,000	1,914,750
Total				31,254,663
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ecuador 1.9%
Ecuador Government International Bond(b)
03/24/20	10.500%	3,800,000	4,066,000
03/28/22	10.750%	2,500,000	2,707,400
12/13/26	9.650%	1,500,000	1,526,250
Total			8,299,650
Egypt 1.1%
Egypt Government International Bond(b)
01/31/22	6.125%	500,000	520,245
01/31/27	7.500%	2,400,000	2,589,000
01/31/47	8.500%	1,500,000	1,635,000
Total			4,744,245
El Salvador 0.9%
El Salvador Government International Bond(b)
01/18/27	6.375%	500,000	446,250
04/10/32	8.250%	959,000	925,435
06/15/35	7.650%	2,836,000	2,580,760
Total			3,952,445
Gabon 0.7%
Gabon Government International Bond(b)
12/12/24	6.375%	3,279,527	3,211,477
Georgia 0.6%
Georgian Railway JSC(b)
07/11/22	7.750%	2,372,000	2,606,235
Ghana 0.8%
Ghana Government International Bond(b)
10/14/30	10.750%	2,900,000	3,498,850
Honduras 0.7%
Honduras Government International Bond(b)
03/15/24	7.500%	1,432,000	1,586,842
01/19/27	6.250%	1,500,000	1,553,475
Total			3,140,317
Hungary 1.0%
Hungary Government International Bond
03/29/41	7.625%	2,940,000	4,344,556
Indonesia 6.9%
Indonesia Government International Bond(b)
01/15/24	5.875%	3,200,000	3,646,970
01/17/38	7.750%	3,548,000	4,880,384
01/17/38	7.750%	1,700,000	2,338,403
01/17/42	5.250%	1,000,000	1,077,665
01/15/45	5.125%	1,000,000	1,061,107

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Pertamina Persero(b)
05/27/41	6.500%		1,000,000	1,125,000
05/03/42	6.000%		3,000,000	3,187,698
05/30/44	6.450%		755,000	851,681
PT Perusahaan Listrik Negara(b)
11/22/21	5.500%		11,103,000	12,119,146
Total				30,288,054
Ivory Coast 2.3%
Ivory Coast Government International Bond(b)
07/23/24	5.375%		2,000,000	1,947,292
03/03/28	6.375%		6,077,000	6,109,087
Ivory Coast Government International Bond(b),(d)
12/31/32	5.750%		2,058,000	1,973,622
Total				10,030,001
Jamaica 0.7%
Jamaica Government International Bond
03/15/39	8.000%		1,000,000	1,161,960
07/28/45	7.875%		1,600,000	1,854,144
Total				3,016,104
Kazakhstan 1.4%
Kazakhstan Government International Bond(b)
07/21/25	5.125%		2,850,000	3,110,062
07/21/45	6.500%		2,400,000	2,853,936
Total				5,963,998
Mexico 8.5%
Comision Federal de Electricidad(b)
06/16/45	6.125%		3,700,000	3,820,250
Mexican Bonos
06/10/21	6.500%	MXN	37,100,000	1,932,032
06/09/22	6.500%	MXN	105,338,800	5,458,802
Petroleos Mexicanos(b)
11/24/21	7.650%	MXN	54,300,000	2,729,242
09/12/24	7.190%	MXN	3,440,000	161,079
03/13/27	6.500%		2,880,000	3,117,600
Petroleos Mexicanos
08/04/26	6.875%		2,500,000	2,793,750
11/12/26	7.470%	MXN	50,100,000	2,399,179
06/02/41	6.500%		5,453,000	5,461,180
01/23/45	6.375%		6,300,000	6,149,380
09/21/47	6.750%		3,000,000	3,048,900
Total				37,071,394
Namibia 0.4%
Namibia International Bonds(b)
11/03/21	5.500%		1,500,000	1,591,875
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Nigeria 0.5%
Nigeria Government International Bond(b)
02/16/32	7.875%		2,000,000	2,172,500
Pakistan 1.0%
Pakistan Government International Bond(b)
04/15/24	8.250%		2,600,000	2,893,517
03/31/36	7.875%		1,500,000	1,521,592
Total				4,415,109
Paraguay 1.0%
Paraguay Government International Bond(b)
03/27/27	4.700%		1,212,000	1,235,028
08/11/44	6.100%		2,900,000	3,124,750
Total				4,359,778
Peru 1.8%
Peruvian Government International Bond(b)
08/12/28	6.350%	PEN	24,650,000	7,973,013
Russian Federation 4.9%
Gazprom Neft OAO Via GPN Capital SA(b)
09/19/22	4.375%		5,579,000	5,648,738
Gazprom OAO Via Gaz Capital SA(b)
03/07/22	6.510%		2,005,000	2,231,677
03/07/22	6.510%		1,800,000	2,003,501
02/06/28	4.950%		6,000,000	6,030,000
08/16/37	7.288%		2,829,000	3,358,368
Sberbank of Russia Via SB Capital SA(b)
Subordinated
10/29/22	5.125%		1,201,000	1,243,616
Vnesheconombank Via VEB Finance PLC(b)
11/21/23	5.942%		700,000	750,308
Total				21,266,208
Senegal 0.7%
Senegal Government International Bond(b)
07/30/24	6.250%		2,796,000	2,855,415
Serbia 0.9%
Serbia International Bond(b)
12/03/18	5.875%		1,125,000	1,182,656
09/28/21	7.250%		2,500,000	2,878,750
Total				4,061,406
Sri Lanka 0.6%
Sri Lanka Government International Bond(b)
07/18/26	6.825%		2,615,000	2,745,996

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trinidad and Tobago 1.5%
Petroleum Co. of Trinidad & Tobago Ltd.(b)
08/14/19	9.750%	6,014,000	6,389,875
Tunisia 0.2%
Banque Centrale de Tunisie International Bond(b)
01/30/25	5.750%	1,000,000	981,250
Turkey 5.2%
Export Credit Bank of Turkey(b)
04/24/19	5.875%	1,517,000	1,583,369
09/23/21	5.000%	2,250,000	2,278,125
Turkey Government International Bond
03/23/23	3.250%	1,500,000	1,404,375
02/05/25	7.375%	2,868,000	3,327,195
03/25/27	6.000%	7,500,000	8,025,000
03/17/36	6.875%	2,794,000	3,166,301
05/30/40	6.750%	2,473,000	2,782,125
Total			22,566,490
Venezuela 3.4%
Petroleos de Venezuela SA(b)
11/17/21	9.000%	4,698,939	2,474,931
05/16/24	6.000%	28,227,059	11,159,003
11/15/26	6.000%	3,772,636	1,439,261
Total			15,073,195
Foreign Government Obligations(a),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands 1.5%
State Grid Overseas Investment 2016 Ltd.(b),(c)
05/04/27	3.500%	6,600,000	6,584,134
Zambia 0.5%
Zambia Government International Bond(b)
07/30/27	8.970%	1,950,000	2,079,187
Total Foreign Government Obligations (Cost $330,139,011)			342,289,766

Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(f),(g)	22,930,990	22,930,990
Total Money Market Funds (Cost $22,930,281)		22,930,990
Total Investments (Cost $427,498,288)		438,507,388
Other Assets & Liabilities, Net		(1,246,807)
Net Assets		$437,260,581

At April 30, 2017, securities and/or cash totaling $85,644 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at April 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	5/15/2017	175,000,000 MXN	9,284,509 USD	10,827	—
Barclays	5/15/2017	9,066,277 USD	175,000,000 MXN	207,405	—
Citi	5/15/2017	16,349,972,000 COP	5,668,217 USD	122,993	—
Citi	5/15/2017	558,866 USD	1,600,000,000 COP	—	(16,213)
Total				341,225	(16,213)
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
U.S. Ultra Bond	28	USD	4,562,250	06/2017	85,644	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $309,226,705 or 70.72% of net assets.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable rate security.
(e)	Principal and interest may not be guaranteed by the government.
(f)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers ($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	26,206,367	79,050,096	(82,325,473)	22,930,990	(488)	70,228	22,930,990
Currency Legend
BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
MXN	Mexican Peso
PEN	Peruvian New Sol
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Corporate Bonds & Notes	—	71,482,239	1,804,393	—	73,286,632
Foreign Government Obligations	—	342,289,766	—	—	342,289,766
Money Market Funds	—	—	—	22,930,990	22,930,990
Total Investments	—	413,772,005	1,804,393	22,930,990	438,507,388
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	341,225	—	—	341,225
Futures Contracts	85,644	—	—	—	85,644
Liability
Forward Foreign Currency Exchange Contracts	—	(16,213)	—	—	(16,213)
Total	85,644	414,097,017	1,804,393	22,930,990	438,918,044
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between Levels 1 and 2 during the period.
Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.
Transfers between Levels are determined based on the fair value at the beginning of the period for security positions held throughout the period.
The following table(s) shows transfers between Levels of the fair value hierarchy:
Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
7,966,818	—	—	7,966,818
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
Investments in securities	Balance as of 10/31/2016 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 04/30/2017 ($)
Corporate Bonds & Notes	1,721,421	374	—	82,598	—	—	—	—	1,804,393
Foreign Government Obligations	7,966,818	—	—	—	—	—	—	(7,966,818)	—
Total	9,688,239	374	—	82,598	—	—	—	(7,966,818)	1,804,393
(a) Change in unrealized appreciation (depreciation) relating to securities held at April 30, 2017 was $82,598, all of which are Corporate Bonds & Notes.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain foreign bonds classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$404,568,007
Affiliated issuers, at cost	22,930,281
Total investments, at cost	427,498,288
Investments, at value
Unaffiliated issuers, at value	415,576,398
Affiliated issuers, at value	22,930,990
Total investments, at value	438,507,388
Foreign currency (identified cost $27,909)	27,924
Margin deposits	142,800
Unrealized appreciation on forward foreign currency exchange contracts	341,225
Receivable for:
Investments sold	5,525,376
Capital shares sold	414,096
Dividends	12,529
Interest	7,752,336
Foreign tax reclaims	35,234
Variation margin	11,375
Prepaid expenses	886
Other assets	35,900
Total assets	452,807,069
Liabilities
Due to custodian	251,412
Unrealized depreciation on forward foreign currency exchange contracts	16,213
Payable for:
Investments purchased	5,580,270
Investments purchased on a delayed delivery basis	8,696,106
Capital shares purchased	840,205
Management services fees	7,181
Distribution and/or service fees	1,501
Transfer agent fees	61,285
Compensation of board members	47,393
Other expenses	44,922
Total liabilities	15,546,488
Net assets applicable to outstanding capital stock	$437,260,581
Represented by
Paid in capital	449,909,898
Undistributed net investment income	3,377,250
Accumulated net realized loss	(27,474,242)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	11,008,391
Investments - affiliated issuers	709
Foreign currency translations	27,919
Forward foreign currency exchange contracts	325,012
Futures contracts	85,644
Total - representing net assets applicable to outstanding capital stock	$437,260,581
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	13

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$81,071,053
Shares outstanding	6,875,540
Net asset value per share	$11.79
Maximum offering price per share(a)	$12.38
Class B
Net assets	$125,922
Shares outstanding	10,696
Net asset value per share	$11.77
Class C
Net assets	$20,450,961
Shares outstanding	1,745,233
Net asset value per share	$11.72
Class K
Net assets	$27,134
Shares outstanding	2,302
Net asset value per share	$11.79
Class R
Net assets	$27,767,641
Shares outstanding	2,355,983
Net asset value per share	$11.79
Class R4
Net assets	$5,593,670
Shares outstanding	473,754
Net asset value per share	$11.81
Class R5
Net assets	$40,680,582
Shares outstanding	3,447,637
Net asset value per share	$11.80
Class T(b)
Net assets	$300,575
Shares outstanding	25,528
Net asset value per share	$11.77
Maximum offering price per share(c)	$12.07
Class Y
Net assets	$171,479,673
Shares outstanding	14,526,151
Net asset value per share	$11.80
Class Z
Net assets	$89,763,370
Shares outstanding	7,606,882
Net asset value per share	$11.80

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class A.
(b)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$70,228
Interest	14,683,328
Foreign taxes withheld	(101,913)
Total income	14,651,643
Expenses:
Management services fees	1,287,652
Distribution and/or service fees
Class A	133,587
Class B	1,100
Class C	104,249
Class R	57,780
Class T(a)	5,252
Transfer agent fees
Class A	142,994
Class B	295
Class C	27,820
Class I(b)	4,129
Class K	9
Class R	30,771
Class R4	2,640
Class R5	9,044
Class T(a)	5,747
Class Y	1,870
Class Z	101,742
Plan administration fees
Class K	41
Compensation of board members	10,846
Custodian fees	14,846
Printing and postage fees	29,535
Registration fees	69,022
Audit fees	20,943
Legal fees	4,939
Compensation of chief compliance officer	47
Other	32,343
Total expenses	2,099,243
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(2,012)
Fees waived by transfer agent
Class I	(1,227)
Class K	(1)
Class R5	(1,562)
Class Y	(1,820)
Total net expenses	2,092,621
Net investment income	12,559,022
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	15

Statement of Operations  (continued)
Six Months Ended April 30, 2017 (Unaudited)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$69,471
Investments — affiliated issuers	(488)
Foreign currency translations	(61,504)
Forward foreign currency exchange contracts	(1,186,465)
Futures contracts	(4,593)
Swap contracts	170
Net realized loss	(1,183,409)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	3,880,623
Investments — affiliated issuers	709
Foreign currency translations	28,064
Forward foreign currency exchange contracts	26,821
Futures contracts	85,644
Swap contracts	(514)
Foreign capital gains tax	63,479
Net change in unrealized appreciation (depreciation)	4,084,826
Net realized and unrealized gain	2,901,417
Net increase in net assets resulting from operations	$15,460,439

(a)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations
Net investment income	$12,559,022	$26,607,462
Net realized loss	(1,183,409)	(24,202,411)
Net change in unrealized appreciation (depreciation)	4,084,826	50,779,972
Net increase in net assets resulting from operations	15,460,439	53,185,023
Distributions to shareholders
Net investment income
Class A	(2,404,287)	(3,496,511)
Class B	(4,085)	(8,484)
Class C	(387,564)	(554,385)
Class I(a)	(3,473,248)	(5,465,987)
Class K	(756)	(1,165)
Class R	(479,714)	(376,196)
Class R4	(47,159)	(55,798)
Class R5	(677,994)	(332,997)
Class T(b)	(97,027)	(204,438)
Class Y	(599,178)	(57,594)
Class Z	(1,798,605)	(2,270,483)
Total distributions to shareholders	(9,969,617)	(12,824,038)
Decrease in net assets from capital stock activity	(24,087,570)	(42,171,208)
Total decrease in net assets	(18,596,748)	(1,810,223)
Net assets at beginning of period	455,857,329	457,667,552
Net assets at end of period	$437,260,581	$455,857,329
Undistributed net investment income	$3,377,250	$787,845

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(b)	Effective March 27, 2017, Class W shares were renamed Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	703,517	7,975,528	4,090,138	45,630,262
Distributions reinvested	204,575	2,300,234	312,162	3,322,402
Redemptions	(5,707,354)	(64,740,851)	(5,610,952)	(60,570,982)
Net decrease	(4,799,262)	(54,465,089)	(1,208,652)	(11,618,318)
Class B
Subscriptions	(1)	28	1,375	14,724
Distributions reinvested	348	3,890	780	8,161
Redemptions (a)	(14,858)	(169,552)	(31,363)	(334,260)
Net decrease	(14,511)	(165,634)	(29,208)	(311,375)
Class C
Subscriptions	65,189	738,293	138,264	1,492,816
Distributions reinvested	30,846	345,309	46,953	490,872
Redemptions	(400,980)	(4,519,688)	(1,146,737)	(12,288,067)
Net decrease	(304,945)	(3,436,086)	(961,520)	(10,304,379)
Class I(b)
Subscriptions	311,732	3,530,693	113,728	1,280,371
Distributions reinvested	309,041	3,473,030	512,161	5,465,669
Redemptions	(15,016,940)	(174,142,613)	(3,078,890)	(32,476,971)
Net decrease	(14,396,167)	(167,138,890)	(2,453,001)	(25,730,931)
Class K
Subscriptions	—	—	7,268	79,217
Distributions reinvested	46	519	79	876
Redemptions	(4,206)	(48,487)	(2,650)	(31,000)
Net increase (decrease)	(4,160)	(47,968)	4,697	49,093
Class R
Subscriptions	642,649	7,320,979	719,403	8,044,055
Distributions reinvested	35,955	406,354	28,314	302,680
Redemptions	(152,776)	(1,727,435)	(176,000)	(1,889,197)
Net increase	525,828	5,999,898	571,717	6,457,538
Class R4
Subscriptions	324,683	3,808,812	153,021	1,644,427
Distributions reinvested	4,140	46,925	5,175	55,505
Redemptions	(23,563)	(270,453)	(138,951)	(1,567,060)
Net increase	305,260	3,585,284	19,245	132,872
Class R5
Subscriptions	2,185,466	24,615,740	1,256,370	13,980,922
Distributions reinvested	59,499	677,216	30,609	332,032
Redemptions	(395,893)	(4,542,967)	(481,986)	(5,130,069)
Net increase	1,849,072	20,749,989	804,993	9,182,885
Class T(c)
Subscriptions	296,662	3,415,141	97,318	1,053,511
Distributions reinvested	8,709	96,805	19,212	204,174
Redemptions	(932,189)	(10,626,186)	(172,549)	(1,896,168)
Net decrease	(626,818)	(7,114,240)	(56,019)	(638,483)
Class Y(b)
Subscriptions	14,699,336	170,478,917	216,938	2,377,263
Distributions reinvested	51,121	599,178	5,268	57,594
Redemptions	(498,823)	(5,796,803)	(53,626)	(595,813)
Net increase	14,251,634	165,281,292	168,580	1,839,044
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z
Subscriptions	4,785,673	54,626,607	2,818,472	30,538,633
Distributions reinvested	150,004	1,698,412	189,722	2,025,508
Redemptions	(3,814,102)	(43,661,145)	(4,046,820)	(43,793,295)
Net increase (decrease)	1,121,575	12,663,874	(1,038,626)	(11,229,154)
Total net decrease	(2,092,494)	(24,087,570)	(4,177,794)	(42,171,208)

(a)	Includes conversions of Class B shares to Class A shares, if any.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(c)	Effective March 27, 2017, Class W shares were renamed Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
4/30/2017 (c)	$11.64	0.31	0.09	0.40	(0.25)	—
10/31/2016	$10.56	0.64	0.73	1.37	(0.29)	—
10/31/2015	$11.37	0.62	(1.12)	(0.50)	(0.30)	(0.01)
10/31/2014	$11.59	0.60	(0.18)	0.42	(0.49)	(0.15)
10/31/2013	$12.51	0.61	(0.86)	(0.25)	(0.59)	(0.08)
10/31/2012	$11.33	0.65	1.16	1.81	(0.63)	—
Class B
4/30/2017 (c)	$11.62	0.27	0.08	0.35	(0.20)	—
10/31/2016	$10.54	0.56	0.73	1.29	(0.21)	—
10/31/2015	$11.37	0.53	(1.12)	(0.59)	(0.23)	(0.01)
10/31/2014	$11.59	0.51	(0.18)	0.33	(0.40)	(0.15)
10/31/2013	$12.51	0.52	(0.86)	(0.34)	(0.50)	(0.08)
10/31/2012	$11.32	0.57	1.16	1.73	(0.54)	—
Class C
4/30/2017 (c)	$11.57	0.27	0.08	0.35	(0.20)	—
10/31/2016	$10.50	0.56	0.72	1.28	(0.21)	—
10/31/2015	$11.32	0.53	(1.11)	(0.58)	(0.23)	(0.01)
10/31/2014	$11.54	0.51	(0.18)	0.33	(0.40)	(0.15)
10/31/2013	$12.46	0.52	(0.86)	(0.34)	(0.50)	(0.08)
10/31/2012	$11.30	0.56	1.15	1.71	(0.55)	—
Class K
4/30/2017 (c)	$11.63	0.32	0.10	0.42	(0.26)	—
10/31/2016	$10.55	0.67	0.73	1.40	(0.32)	—
10/31/2015	$11.36	0.64	(1.12)	(0.48)	(0.32)	(0.01)
10/31/2014	$11.58	0.62	(0.18)	0.44	(0.51)	(0.15)
10/31/2013	$12.50	0.63	(0.86)	(0.23)	(0.61)	(0.08)
10/31/2012	$11.31	0.68	1.16	1.84	(0.65)	—
Class R
4/30/2017 (c)	$11.63	0.30	0.09	0.39	(0.23)	—
10/31/2016	$10.55	0.62	0.73	1.35	(0.27)	—
10/31/2015	$11.37	0.59	(1.12)	(0.53)	(0.28)	(0.01)
10/31/2014	$11.59	0.57	(0.18)	0.39	(0.46)	(0.15)
10/31/2013	$12.50	0.58	(0.85)	(0.27)	(0.56)	(0.08)
10/31/2012 (f)	$11.30	0.58	1.23	1.81	(0.61)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.25)	$11.79	3.53%	1.20% (d)	1.20% (d)	5.58% (d)	26%	$81,071
(0.29)	$11.64	13.30%	1.20%	1.20%	5.91%	44%	$135,877
(0.31)	$10.56	(4.39%)	1.15%	1.15% (e)	5.72%	32%	$136,042
(0.64)	$11.37	3.84%	1.16%	1.16% (e)	5.29%	42%	$188,935
(0.67)	$11.59	(2.12%)	1.13%	1.13% (e)	5.00%	26%	$235,667
(0.63)	$12.51	16.51%	1.16%	1.16%	5.54%	21%	$284,818

(0.20)	$11.77	3.15%	1.95% (d)	1.95% (d)	4.83% (d)	26%	$126
(0.21)	$11.62	12.48%	1.95%	1.95%	5.14%	44%	$293
(0.24)	$10.54	(5.17%)	1.90%	1.90% (e)	4.95%	32%	$574
(0.55)	$11.37	3.07%	1.91%	1.91% (e)	4.55%	42%	$1,083
(0.58)	$11.59	(2.85%)	1.88%	1.88% (e)	4.25%	26%	$2,064
(0.54)	$12.51	15.73%	1.90%	1.90%	4.87%	21%	$2,908

(0.20)	$11.72	3.16%	1.95% (d)	1.95% (d)	4.86% (d)	26%	$20,451
(0.21)	$11.57	12.43%	1.95%	1.95%	5.16%	44%	$23,714
(0.24)	$10.50	(5.11%)	1.90%	1.90% (e)	4.96%	32%	$31,610
(0.55)	$11.32	3.08%	1.91%	1.91% (e)	4.55%	42%	$53,086
(0.58)	$11.54	(2.85%)	1.88%	1.88% (e)	4.28%	26%	$58,219
(0.55)	$12.46	15.55%	1.91%	1.91%	4.78%	21%	$45,979

(0.26)	$11.79	3.74%	0.98% (d)	0.97% (d)	5.70% (d)	26%	$27
(0.32)	$11.63	13.55%	0.99%	0.99%	5.95%	44%	$75
(0.33)	$10.55	(4.23%)	0.96%	0.96%	5.90%	32%	$19
(0.66)	$11.36	4.05%	0.96%	0.96%	5.50%	42%	$37
(0.69)	$11.58	(1.97%)	0.95%	0.95%	5.16%	26%	$36
(0.65)	$12.50	16.87%	0.98%	0.98%	5.78%	21%	$72

(0.23)	$11.79	3.49%	1.45% (d)	1.45% (d)	5.38% (d)	26%	$27,768
(0.27)	$11.63	13.03%	1.45%	1.45%	5.64%	44%	$21,289
(0.29)	$10.55	(4.69%)	1.40%	1.40% (e)	5.53%	32%	$13,281
(0.61)	$11.37	3.57%	1.41%	1.41% (e)	5.07%	42%	$10,212
(0.64)	$11.59	(2.29%)	1.39%	1.39% (e)	4.79%	26%	$3,711
(0.61)	$12.50	16.57%	1.42% (d)	1.42% (d)	5.15% (d)	21%	$2,877
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	21

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class R4
4/30/2017 (c)	$11.65	0.33	0.09	0.42	(0.26)	—
10/31/2016	$10.57	0.68	0.72	1.40	(0.32)	—
10/31/2015	$11.38	0.64	(1.12)	(0.48)	(0.32)	(0.01)
10/31/2014	$11.60	0.63	(0.18)	0.45	(0.52)	(0.15)
10/31/2013 (g)	$12.57	0.41	(0.98)	(0.57)	(0.40)	—
Class R5
4/30/2017 (c)	$11.64	0.34	0.09	0.43	(0.27)	—
10/31/2016	$10.56	0.70	0.72	1.42	(0.34)	—
10/31/2015	$11.37	0.66	(1.12)	(0.46)	(0.34)	(0.01)
10/31/2014	$11.59	0.65	(0.18)	0.47	(0.54)	(0.15)
10/31/2013 (h)	$12.57	0.64	(0.90)	(0.26)	(0.64)	(0.08)
Class T(i)
4/30/2017 (c)	$11.62	0.31	0.09	0.40	(0.25)	—
10/31/2016	$10.54	0.64	0.73	1.37	(0.29)	—
10/31/2015	$11.36	0.62	(1.13)	(0.51)	(0.30)	(0.01)
10/31/2014	$11.57	0.60	(0.17)	0.43	(0.49)	(0.15)
10/31/2013	$12.49	0.61	(0.86)	(0.25)	(0.59)	(0.08)
10/31/2012	$11.31	0.66	1.15	1.81	(0.63)	—
Class Y
4/30/2017 (c)	$11.65	0.36	0.07	0.43	(0.28)	—
10/31/2016	$10.57	0.71	0.72	1.43	(0.35)	—
10/31/2015	$11.38	0.67	(1.12)	(0.45)	(0.35)	(0.01)
10/31/2014	$11.59	0.65	(0.16)	0.49	(0.55)	(0.15)
10/31/2013 (j)	$12.57	0.65	(0.90)	(0.25)	(0.65)	(0.08)
Class Z
4/30/2017 (c)	$11.65	0.33	0.08	0.41	(0.26)	—
10/31/2016	$10.57	0.67	0.73	1.40	(0.32)	—
10/31/2015	$11.37	0.64	(1.11)	(0.47)	(0.32)	(0.01)
10/31/2014	$11.59	0.63	(0.18)	0.45	(0.52)	(0.15)
10/31/2013	$12.51	0.64	(0.86)	(0.22)	(0.62)	(0.08)
10/31/2012	$11.35	0.68	1.14	1.82	(0.66)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Class R shares commenced operations on November 16, 2011. Per share data and total return reflect activity from that date.
(g)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(h)	Class R5 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(i)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(j)	Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.26)	$11.81	3.74%	0.96% (d)	0.95% (d)	5.94% (d)	26%	$5,594
(0.32)	$11.65	13.57%	0.95%	0.95%	6.21%	44%	$1,964
(0.33)	$10.57	(4.19%)	0.89%	0.89% (e)	5.99%	32%	$1,578
(0.67)	$11.38	4.09%	0.91%	0.91% (e)	5.54%	42%	$1,985
(0.40)	$11.60	(4.57%)	0.92% (d)	0.92% (d),(e)	5.70% (d)	26%	$1,055

(0.27)	$11.80	3.85%	0.75% (d)	0.74% (d)	6.11% (d)	26%	$40,681
(0.34)	$11.64	13.82%	0.74%	0.74%	6.34%	44%	$18,615
(0.35)	$10.56	(4.03%)	0.72%	0.72%	6.19%	32%	$8,384
(0.69)	$11.37	4.31%	0.70%	0.70%	5.67%	42%	$8,928
(0.72)	$11.59	(2.19%)	0.71% (d)	0.71% (d)	5.54% (d)	26%	$11,814

(0.25)	$11.77	3.54%	1.21% (d)	1.20% (d)	5.57% (d)	26%	$301
(0.29)	$11.62	13.32%	1.20%	1.20%	5.91%	44%	$7,581
(0.31)	$10.54	(4.49%)	1.16%	1.16% (e)	5.72%	32%	$7,469
(0.64)	$11.36	3.93%	1.16%	1.16% (e)	5.26%	42%	$31,493
(0.67)	$11.57	(2.13%)	1.13%	1.13% (e)	5.02%	26%	$64,994
(0.63)	$12.49	16.53%	1.15%	1.15%	5.63%	21%	$63,707

(0.28)	$11.80	3.79%	0.69% (d)	0.68% (d)	6.74% (d)	26%	$171,480
(0.35)	$11.65	13.86%	0.69%	0.69%	6.41%	44%	$3,199
(0.36)	$10.57	(3.99%)	0.67%	0.67%	6.23%	32%	$1,120
(0.70)	$11.38	4.46%	0.65%	0.65%	5.83%	42%	$1,384
(0.73)	$11.59	(2.14%)	0.65% (d)	0.65% (d)	5.66% (d)	26%	$9,286

(0.26)	$11.80	3.65%	0.95% (d)	0.95% (d)	5.91% (d)	26%	$89,763
(0.32)	$11.65	13.57%	0.95%	0.95%	6.17%	44%	$75,526
(0.33)	$10.57	(4.10%)	0.90%	0.90% (e)	5.98%	32%	$79,496
(0.67)	$11.37	4.10%	0.91%	0.91% (e)	5.55%	42%	$107,518
(0.70)	$11.59	(1.87%)	0.88%	0.88% (e)	5.23%	26%	$124,223
(0.66)	$12.51	16.64%	0.91%	0.91%	5.72%	21%	$144,687
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	23

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia Emerging Markets Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
24	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its
26	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to shift foreign currency exposure back to U.S. dollars. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts increase or decrease its credit exposure to a single issuer of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
28	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2017:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	341,225*
Interest rate risk	Net assets — unrealized appreciation on futures contracts	85,644*
Total		426,869

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	16,213*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	170	170
Foreign exchange risk	(1,186,465)	—	—	(1,186,465)
Interest rate risk	—	(4,593)	—	(4,593)
Total	(1,186,465)	(4,593)	170	(1,190,888)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(514)	(514)
Foreign exchange risk	26,821	—	—	26,821
Interest rate risk	—	85,644	—	85,644
Total	26,821	85,644	(514)	111,951
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	29

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2017:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	4,530,750*
Credit default swap contracts — buy protection	6,767**

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	170,613	(199,126)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2017.
**	Based on the ending daily outstanding amounts for the six months ended April 30, 2017.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Treasury inflation protected securities
The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2017:
	Barclays ($)	Citi ($)	Total ($)
Assets
Forward foreign currency exchange contracts	218,232	122,993	341,225
Liabilities
Forward foreign currency exchange contracts	-	16,213	16,213
Total financial and derivative net assets	218,232	106,780	325,012
Total collateral received (pledged) (a)	-	-	-
Net amount (b)	218,232	106,780	325,012

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
30	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	31

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.600% to 0.393% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.599% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
32	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I, prior to March 27, 2017 were, and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. In addition, effective March 1, 2017 through February 28, 2018, Class K and Class R5 shares are subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Class I and Class Y shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class and Class I and Class Y did not pay transfer agency fees.
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.27
Class B	0.27
Class C	0.27
Class I	0.004 (a),(b)
Class K	0.050
Class R	0.27
Class R4	0.27
Class R5	0.050
Class T	0.27
Class Y	0.00 (c)
Class Z	0.27

(a)	Annualized.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(c)	Rounds to zero.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $109,000 and $322,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	18,858
Class B	119
Class C	284
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Class A	1.180%	1.22%
Class B	1.930	1.97
Class C	1.930	1.97
Class K	1.065	1.08
Class R	1.430	1.47
Class R4	0.930	0.97
Class R5	0.815	0.83
Class T	1.180	1.22
Class Y	0.765	0.78
Class Z	0.930	0.97
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees
34	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. In addition to the waiver/reimbursement commitment under the agreement, effective March 1, 2017 through February 28, 2018, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Class K and R5 and 0.00% for Class Y of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
427,498,000	22,045,000	(11,036,000)	11,009,000
The following capital loss carryforwards, determined at October 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	753,667	25,192,544	25,946,211
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $105,488,042 and $117,373,196, respectively, for the six months ended April 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
36	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2017, affiliated shareholders of record owned 55.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 and below, there were no items requiring adjustment of the financial statements or additional disclosure.
On April 21, 2017, the Board of Trustees approved a change in the Fund’s fiscal year end from October 31 to August 31. The change will be effective on August 31, 2017.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Emerging Markets Bond Fund | Semiannual Report 2017	37

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
38	Columbia Emerging Markets Bond Fund | Semiannual Report 2017

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Columbia Emerging Markets Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR141_10_G01_(06/17)

SemiAnnual Report
April 30, 2017
Columbia Seligman Global Technology Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Seligman Global Technology Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Seligman Global Technology Fund   |  Semiannual Report 2017

Columbia Seligman Global Technology Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Seligman Global Technology Fund (the Fund) seeks to to provide shareholders with long-term capital appreciation.
Portfolio management
Paul Wick
Lead manager
Managed Fund since 1994
Rahul Narang
Co-manager
Managed Fund since 2014
Shekhar Pramanick
Co-manager
Managed Fund since 2014
Sanjay Devgan
Technology Team member
Managed Fund since 2014
Jeetil Patel
Technology Team member
Managed Fund since 2015
Christopher Boova
Technology Team member
Managed Fund since 2016
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	05/23/94	21.80	42.59	17.06	11.34
	Including sales charges		14.81	34.40	15.68	10.69
Class B	Excluding sales charges	04/22/96	21.35	41.48	16.18	10.50
	Including sales charges		16.35	36.48	15.96	10.50
Class C	Excluding sales charges	05/27/99	21.36	41.50	16.19	10.51
	Including sales charges		20.36	40.50	16.19	10.51
Class K *		08/03/09	21.85	42.70	17.23	11.49
Class R		04/30/03	21.65	42.24	16.77	11.06
Class R4 *		11/08/12	21.92	42.91	17.32	11.47
Class R5 *		08/03/09	21.97	43.06	17.53	11.68
Class Y *		03/01/17	21.87	42.68	17.07	11.35
Class Z *		09/27/10	21.91	42.92	17.35	11.53
MSCI World Information Technology Index (Net)			15.92	32.51	14.15	8.71
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI World Information Technology Index (Net) is a free float-adjusted market capitalization index designed to measure information technology stock performance in the global developed equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Information Technology Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Seligman Global Technology Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at April 30, 2017)
Lam Research Corp. (United States)	9.6
Broadcom Ltd. (Singapore)	6.6
Apple, Inc. (United States)	5.2
Qorvo, Inc. (United States)	4.5
Synopsys, Inc. (United States)	3.6
Western Digital Corp. (United States)	3.4
Nuance Communications, Inc. (United States)	3.2
Teradyne, Inc. (United States)	3.1
Maxim Integrated Products, Inc. (United States)	3.1
Synaptics, Inc. (United States)	3.0
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at April 30, 2017)
Consumer Discretionary	1.6
Health Care	0.8
Information Technology	97.6
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Equity sub-industry breakdown (%) (at April 30, 2017)
Information Technology
Application Software	8.9
Communications Equipment	3.3
Data Processing & Outsourced Services	4.3
Electronic Equipment & Instruments	1.3
Home Entertainment Software	0.5
Internet Software & Services	7.8
IT Consulting & Other Services	1.1
Semiconductor Equipment	15.0
Semiconductors	34.6
Systems Software	8.0
Technology Hardware, Storage & Peripherals	12.8
Total	97.6
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2017)
China	0.3
Germany	0.2
Israel	4.7
Japan	0.2
Netherlands	2.5
Singapore	6.3
Taiwan	0.5
United States(a)	85.3
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2017, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Summary of investments in securities by industry (%) (at April 30, 2017)
Communications Equipment	3.2
Electronic Equipment, Instruments & Components	1.2
Health Care Equipment & Supplies	0.7
Internet & Direct Marketing Retail	0.9
Internet Software & Services	7.4
IT Services	5.2
Media	0.6
Semiconductors & Semiconductor Equipment	47.1
Software	16.4
Technology Hardware, Storage & Peripherals	12.3
Money Market Funds	4.3
Total	99.3
Percentages indicated are based upon net assets. The Fund’s portfolio composition is subject to change.

4	Columbia Seligman Global Technology Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,218.00	1,017.95	7.29	6.63	1.34
Class B	1,000.00	1,000.00	1,213.50	1,014.32	11.29	10.27	2.08
Class C	1,000.00	1,000.00	1,213.60	1,014.27	11.34	10.32	2.09
Class K	1,000.00	1,000.00	1,218.50	1,018.34	6.85	6.24	1.26
Class R	1,000.00	1,000.00	1,216.50	1,016.72	8.64	7.86	1.59
Class R4	1,000.00	1,000.00	1,219.20	1,019.18	5.93	5.40	1.09
Class R5	1,000.00	1,000.00	1,219.70	1,019.52	5.55	5.05	1.02
Class Y	1,000.00	1,000.00	1,050.50 (a)	1,019.18	1.75 (a)	5.40	1.09 (a)
Class Z	1,000.00	1,000.00	1,219.10	1,019.08	6.04	5.50	1.11
(a)	Based on operations from March 1, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Seligman Global Technology Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 95.0%
Issuer	Shares	Value ($)
China 0.3%
Ctrip.com International Ltd., ADR(a)	57,000	2,879,070
Germany 0.2%
Zalando SE(a)	44,500	1,962,463
Israel 4.6%
Check Point Software Technologies Ltd.(a)	100,760	10,480,048
CyberArk Software Ltd.(a)	112,600	5,957,666
Mellanox Technologies Ltd.(a)	240,000	11,328,000
Orbotech Ltd.(a)	359,400	11,835,042
Tower Semiconductor Ltd.(a)	218,739	4,707,263
Total		44,308,019
Japan 0.1%
Nintendo Co., Ltd., ADR(a)	45,500	1,440,985
Netherlands 2.5%
NXP Semiconductors NV(a)	227,144	24,020,478
Singapore 6.3%
Broadcom Ltd.	272,996	60,280,247
Taiwan 0.5%
Catcher Technology Co., Ltd.	466,000	4,785,519
United States 80.5%
Adobe Systems, Inc.(a)	17,500	2,340,450
Advanced Energy Industries, Inc.(a)	10,287	759,181
Alere, Inc.(a)	145,900	7,173,903
Alphabet, Inc., Class A(a)	22,200	20,524,344
Alphabet, Inc., Class C(a)	25,843	23,412,724
Apple, Inc.	331,985	47,689,645
Applied Materials, Inc.	504,600	20,491,806
Arista Networks, Inc.(a)	78,141	10,911,609
Arris International PLC(a)	461,600	11,996,984
Cavium, Inc.(a)	281,647	19,391,396
Cirrus Logic, Inc.(a)	69,100	4,446,585
Comcast Corp., Class A	140,000	5,486,600
CPI Card Group, Inc.	517,562	1,863,223
DXC Technology Co.(a)	126,392	9,522,373
eBay, Inc.(a)	300,900	10,053,069
Electronics for Imaging, Inc.(a)	294,682	13,490,542
Euronet Worldwide, Inc.(a)	52,674	4,351,926
Facebook, Inc., Class A(a)	103,400	15,535,850
Common Stocks (continued)
Issuer	Shares	Value ($)
Fidelity National Information Services, Inc.	51,200	4,310,528
Fortinet, Inc.(a)	318,000	12,402,000
GoDaddy, Inc., Class A(a)	23,900	930,188
Hewlett Packard Enterprise Co.	440,100	8,199,063
Inphi Corp.(a)	167,200	6,925,424
Integrated Device Technology, Inc.(a)	714,900	17,150,451
Lam Research Corp.	602,423	87,260,971
Lattice Semiconductor Corp.(a)	1,818,187	12,472,763
Maxim Integrated Products, Inc.	640,162	28,263,152
Microchip Technology, Inc.	119,400	9,024,252
Micron Technology, Inc.(a)	943,100	26,095,577
Microsoft Corp.	117,900	8,071,434
Nuance Communications, Inc.(a)	1,635,457	29,258,326
Oclaro, Inc.(a)	935,200	7,490,952
Okta, Inc.(a)	36,309	945,849
ON Semiconductor Corp.(a)	770,204	10,921,493
Oracle Corp.	367,000	16,500,320
Priceline Group, Inc. (The)(a)	2,200	4,063,004
Qorvo, Inc.(a)	597,204	40,627,788
Salesforce.com, Inc.(a)	101,433	8,735,410
Skyworks Solutions, Inc.	120,581	12,026,749
Splunk, Inc.(a)	76,700	4,932,577
Synaptics, Inc.(a)	498,664	27,311,827
Synopsys, Inc.(a)	450,611	33,210,031
Tableau Software, Inc., Class A(a)	50,435	2,707,351
Teradyne, Inc.	803,499	28,339,410
TiVo Corp.	867,400	17,131,150
Travelport Worldwide Ltd.	649,598	8,555,206
Verint Systems, Inc.(a)	55,100	2,165,430
Visa, Inc., Class A	242,100	22,084,362
Western Digital Corp.	343,300	30,577,731
Xerox Corp.	1,435,100	10,318,369
Zynga, Inc., Class A(a)	1,000,600	2,891,734
Total		771,343,082
Total Common Stocks (Cost $609,330,814)		911,019,863

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Seligman Global Technology Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Money Market Funds 4.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(b),(c)	41,222,916	41,222,916
Total Money Market Funds (Cost $41,222,282)		41,222,916
Total Investments (Cost $650,553,096)		952,242,779
Other Assets & Liabilities, Net		6,531,560
Net Assets		$958,774,339
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	2,798,952	148,966,703	(110,542,739)	41,222,916	(1,769)	88,172	41,222,916
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
China	2,879,070	—	—	—	2,879,070
Germany	—	1,962,463	—	—	1,962,463
Israel	44,308,019	—	—	—	44,308,019
Japan	1,440,985	—	—	—	1,440,985
Netherlands	24,020,478	—	—	—	24,020,478
Singapore	60,280,247	—	—	—	60,280,247
Taiwan	—	4,785,519	—	—	4,785,519
United States	771,343,082	—	—	—	771,343,082
Total Common Stocks	904,271,881	6,747,982	—	—	911,019,863
Money Market Funds	—	—	—	41,222,916	41,222,916
Total Investments	904,271,881	6,747,982	—	41,222,916	952,242,779
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Seligman Global Technology Fund | Semiannual Report 2017

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$609,330,814
Affiliated issuers, at cost	41,222,282
Total investments, at cost	650,553,096
Investments, at value
Unaffiliated issuers, at value	911,019,863
Affiliated issuers, at value	41,222,916
Total investments, at value	952,242,779
Receivable for:
Investments sold	8,536,985
Capital shares sold	12,298,963
Dividends	22,579
Prepaid expenses	1,025
Other assets	58,738
Total assets	973,161,069
Liabilities
Due to custodian	877,037
Payable for:
Investments purchased	12,405,104
Capital shares purchased	864,514
Management services fees	23,854
Distribution and/or service fees	7,980
Transfer agent fees	81,948
Plan administration fees	1
Compensation of board members	41,816
Other expenses	84,476
Total liabilities	14,386,730
Net assets applicable to outstanding capital stock	$958,774,339
Represented by
Paid in capital	623,767,362
Excess of distributions over net investment income	(2,101,906)
Accumulated net realized gain	35,419,200
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	301,689,049
Investments - affiliated issuers	634
Total - representing net assets applicable to outstanding capital stock	$958,774,339
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$618,916,078
Shares outstanding	16,710,381
Net asset value per share	$37.04
Maximum offering price per share(a)	$39.30
Class B
Net assets	$1,337,789
Shares outstanding	45,842
Net asset value per share	$29.18
Class C
Net assets	$128,801,691
Shares outstanding	4,415,329
Net asset value per share	$29.17
Class K
Net assets	$194,199
Shares outstanding	5,187
Net asset value per share	$37.44
Class R
Net assets	$11,904,465
Shares outstanding	332,662
Net asset value per share	$35.79
Class R4
Net assets	$14,035,061
Shares outstanding	367,383
Net asset value per share	$38.20
Class R5
Net assets	$6,364,018
Shares outstanding	168,181
Net asset value per share	$37.84
Class Y
Net assets	$27,490
Shares outstanding	731
Net asset value per share(b)	$37.62
Class Z
Net assets	$177,193,548
Shares outstanding	4,704,508
Net asset value per share	$37.66

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
(b)	Net asset value per share rounds to this amount due to fractional shares outstanding.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Seligman Global Technology Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,426,455
Dividends — affiliated issuers	88,172
Foreign taxes withheld	(3,244)
Total income	3,511,383
Expenses:
Management services fees	3,591,532
Distribution and/or service fees
Class A	707,206
Class B	7,992
Class C	554,297
Class R	26,564
Transfer agent fees
Class A	381,206
Class B	1,080
Class C	74,710
Class I(a)	1
Class K	55
Class R	7,165
Class R4	5,683
Class R5	1,279
Class Z	57,306
Plan administration fees
Class K	219
Compensation of board members	11,387
Custodian fees	8,802
Printing and postage fees	38,646
Registration fees	64,795
Audit fees	17,391
Legal fees	6,139
Compensation of chief compliance officer	78
Other	13,919
Total expenses	5,577,452
Net investment loss	(2,066,069)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	36,125,945
Investments — affiliated issuers	(1,769)
Foreign currency translations	22,240
Net realized gain	36,146,416
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	124,243,828
Investments — affiliated issuers	634
Foreign currency translations	2,171
Net change in unrealized appreciation (depreciation)	124,246,633
Net realized and unrealized gain	160,393,049
Net increase in net assets resulting from operations	$158,326,980

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations
Net investment loss	$(2,066,069)	$(3,802,386)
Net realized gain	36,146,416	59,434,566
Net change in unrealized appreciation (depreciation)	124,246,633	35,112,074
Net increase in net assets resulting from operations	158,326,980	90,744,254
Distributions to shareholders
Net realized gains
Class A	(41,117,282)	(34,709,686)
Class B	(149,204)	(229,932)
Class C	(9,062,625)	(7,751,853)
Class I(a)	(330)	(306)
Class K	(12,966)	(11,106)
Class R	(788,271)	(690,302)
Class R4	(421,496)	(35,648)
Class R5	(224,117)	(87,631)
Class Z	(4,186,466)	(3,150,690)
Total distributions to shareholders	(55,962,757)	(46,667,154)
Increase in net assets from capital stock activity	161,474,961	51,720,137
Total increase in net assets	263,839,184	95,797,237
Net assets at beginning of period	694,935,155	599,137,918
Net assets at end of period	$958,774,339	$694,935,155
Excess of distributions over net investment income	$(2,101,906)	$(35,837)

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Seligman Global Technology Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)(a)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (b)	3,149,179	108,248,481	2,950,456	87,113,886
Distributions reinvested	1,202,012	38,175,898	1,122,577	32,094,468
Redemptions	(3,647,360)	(126,623,060)	(2,836,245)	(83,066,808)
Net increase	703,831	19,801,319	1,236,788	36,141,546
Class B
Subscriptions	898	23,945	4,990	115,641
Distributions reinvested	5,899	148,052	9,890	227,669
Redemptions (b)	(30,479)	(826,798)	(61,182)	(1,439,567)
Net decrease	(23,682)	(654,801)	(46,302)	(1,096,257)
Class C
Subscriptions	567,358	15,357,662	460,754	10,886,153
Distributions reinvested	305,186	7,657,117	280,342	6,450,673
Redemptions	(329,340)	(8,885,628)	(465,537)	(11,093,064)
Net increase	543,204	14,129,151	275,559	6,243,762
Class I(c)
Redemptions	(124)	(4,470)	—	—
Net decrease	(124)	(4,470)	—	—
Class K
Distributions reinvested	396	12,704	376	10,864
Redemptions	(224)	(7,345)	—	—
Net increase	172	5,359	376	10,864
Class R
Subscriptions	99,833	3,301,837	125,523	3,670,381
Distributions reinvested	22,451	689,707	21,785	603,889
Redemptions	(100,343)	(3,299,857)	(151,953)	(4,335,839)
Net increase (decrease)	21,941	691,687	(4,645)	(61,569)
Class R4
Subscriptions	239,876	8,456,609	141,884	4,520,932
Distributions reinvested	12,870	421,246	1,205	35,417
Redemptions	(30,603)	(1,072,459)	(9,978)	(310,951)
Net increase	222,143	7,805,396	133,111	4,245,398
Class R5
Subscriptions	94,181	3,320,071	85,033	2,656,584
Distributions reinvested	6,906	223,824	3,001	87,359
Redemptions	(14,397)	(500,553)	(37,505)	(1,184,906)
Net increase	86,690	3,043,342	50,529	1,559,037
Class Y(c)
Subscriptions	731	27,550	—	—
Net increase	731	27,550	—	—
Class Z
Subscriptions	3,549,751	126,480,804	839,076	25,541,036
Distributions reinvested	112,920	3,643,923	88,261	2,559,583
Redemptions	(389,680)	(13,494,299)	(800,494)	(23,423,263)
Net increase	3,272,991	116,630,428	126,843	4,677,356
Total net increase	4,827,897	161,474,961	1,772,259	51,720,137

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Includes conversions of Class B shares to Class A shares, if any.
(c)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Seligman Global Technology Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains
Class A
4/30/2017 (c)	$32.85	(0.07)	6.81	6.74	(2.55)
10/31/2016	$30.77	(0.15)	4.58	4.43	(2.35)
10/31/2015	$30.15	(0.21)	4.36	4.15	(3.53)
10/31/2014	$24.60	(0.19)	6.33	6.14	(0.59)
10/31/2013	$20.07	(0.16)	4.69	4.53	—
10/31/2012	$20.16	(0.15)	0.04	(0.11)	—
Class B
4/30/2017 (c)	$26.28	(0.15)	5.38	5.23	(2.33)
10/31/2016	$25.04	(0.29)	3.66	3.37	(2.13)
10/31/2015	$25.14	(0.35)	3.58	3.23	(3.33)
10/31/2014	$20.75	(0.33)	5.31	4.98	(0.59)
10/31/2013	$17.06	(0.27)	3.96	3.69	—
10/31/2012	$17.27	(0.27)	0.04	(0.23)	—
Class C
4/30/2017 (c)	$26.27	(0.16)	5.39	5.23	(2.33)
10/31/2016	$25.04	(0.30)	3.66	3.36	(2.13)
10/31/2015	$25.13	(0.35)	3.59	3.24	(3.33)
10/31/2014	$20.74	(0.33)	5.31	4.98	(0.59)
10/31/2013	$17.06	(0.28)	3.96	3.68	—
10/31/2012	$17.26	(0.26)	0.04	(0.22)	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Seligman Global Technology Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(2.55)	—	$37.04	21.80%	1.34% (d)	1.34% (d)	(0.43%) (d)	28%	$618,916
(2.35)	—	$32.85	15.54%	1.40%	1.40% (e)	(0.51%)	55%	$525,860
(3.53)	—	$30.77	14.65%	1.42%	1.42% (e)	(0.68%)	64%	$454,512
(0.59)	—	$30.15	25.47%	1.46%	1.46% (e)	(0.70%)	89%	$379,433
—	—	$24.60	22.57%	1.55%	1.50% (e)	(0.70%)	81%	$342,423
—	0.02	$20.07	(0.45%) (f)	1.50%	1.40% (e)	(0.70%)	88%	$311,523

(2.33)	—	$29.18	21.35%	2.08% (d)	2.08% (d)	(1.16%) (d)	28%	$1,338
(2.13)	—	$26.28	14.67%	2.15%	2.15% (e)	(1.19%)	55%	$1,827
(3.33)	—	$25.04	13.76%	2.17%	2.17% (e)	(1.40%)	64%	$2,901
(0.59)	—	$25.14	24.58%	2.21%	2.21% (e)	(1.45%)	89%	$4,732
—	—	$20.75	21.63%	2.30%	2.25% (e)	(1.43%)	81%	$6,045
—	0.02	$17.06	(1.22%) (f)	2.26%	2.17% (e)	(1.47%)	88%	$7,858

(2.33)	—	$29.17	21.36%	2.09% (d)	2.09% (d)	(1.19%) (d)	28%	$128,802
(2.13)	—	$26.27	14.63%	2.15%	2.15% (e)	(1.26%)	55%	$101,739
(3.33)	—	$25.04	13.81%	2.17%	2.17% (e)	(1.43%)	64%	$90,044
(0.59)	—	$25.13	24.59%	2.21%	2.21% (e)	(1.45%)	89%	$79,309
—	—	$20.74	21.57%	2.30%	2.25% (e)	(1.45%)	81%	$69,151
—	0.02	$17.06	(1.16%) (f)	2.25%	2.15% (e)	(1.45%)	88%	$64,360
Columbia Seligman Global Technology Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain	Total from investment operations	Distributions from net realized gains
Class K
4/30/2017 (c)	$33.20	(0.06)	6.89	6.83	(2.59)
10/31/2016	$31.08	(0.12)	4.63	4.51	(2.39)
10/31/2015	$30.42	(0.16)	4.40	4.24	(3.58)
10/31/2014	$24.77	(0.15)	6.39	6.24	(0.59)
10/31/2013	$20.18	(0.12)	4.71	4.59	—
10/31/2012	$20.22	(0.10)	0.04	(0.06)	—
Class R
4/30/2017 (c)	$31.79	(0.11)	6.59	6.48	(2.48)
10/31/2016	$29.85	(0.22)	4.44	4.22	(2.28)
10/31/2015	$29.35	(0.27)	4.23	3.96	(3.46)
10/31/2014	$24.02	(0.25)	6.17	5.92	(0.59)
10/31/2013	$19.65	(0.21)	4.58	4.37	—
10/31/2012	$19.78	(0.19)	0.04	(0.15)	—
Class R4
4/30/2017 (c)	$33.84	(0.04)	7.02	6.98	(2.62)
10/31/2016	$31.63	(0.15)	4.78	4.63	(2.42)
10/31/2015	$30.89	(0.13)	4.47	4.34	(3.60)
10/31/2014	$25.12	(0.13)	6.49	6.36	(0.59)
10/31/2013 (g)	$20.20	(0.12)	5.04	4.92	—
Class R5
4/30/2017 (c)	$33.57	(0.03)	6.96	6.93	(2.66)
10/31/2016	$31.40	(0.07)	4.71	4.64	(2.47)
10/31/2015	$30.69	(0.13)	4.48	4.35	(3.64)
10/31/2014	$24.92	(0.08)	6.44	6.36	(0.59)
10/31/2013	$20.25	(0.04)	4.71	4.67	—
10/31/2012	$20.27	(0.05)	0.01	(0.04)	—
Class Y
4/30/2017 (c),(h)	$35.81	(0.46)	2.27	1.81	—
Class Z
4/30/2017 (c)	$33.40	(0.05)	6.93	6.88	(2.62)
10/31/2016	$31.24	(0.08)	4.66	4.58	(2.42)
10/31/2015	$30.55	(0.13)	4.41	4.28	(3.59)
10/31/2014	$24.85	(0.13)	6.42	6.29	(0.59)
10/31/2013	$20.23	(0.10)	4.72	4.62	—
10/31/2012	$20.26	(0.09)	0.04	(0.05)	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.11%.
(g)	Class R4 shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
(h)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Seligman Global Technology Fund | Semiannual Report 2017

Total distributions to shareholders	Proceeds from regulatory settlements	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(2.59)	—	$37.44	21.85%	1.26% (d)	1.26% (d)	(0.36%) (d)	28%	$194
(2.39)	—	$33.20	15.68%	1.27%	1.27%	(0.38%)	55%	$167
(3.58)	—	$31.08	14.83%	1.27%	1.27%	(0.52%)	64%	$144
(0.59)	—	$30.42	25.70%	1.29%	1.29%	(0.52%)	89%	$188
—	—	$24.77	22.75%	1.34%	1.32%	(0.52%)	81%	$167
—	0.02	$20.18	(0.20%) (f)	1.30%	1.16%	(0.45%)	88%	$231

(2.48)	—	$35.79	21.65%	1.59% (d)	1.59% (d)	(0.69%) (d)	28%	$11,904
(2.28)	—	$31.79	15.25%	1.65%	1.65% (e)	(0.75%)	55%	$9,878
(3.46)	—	$29.85	14.37%	1.67%	1.67% (e)	(0.93%)	64%	$9,414
(0.59)	—	$29.35	25.16%	1.71%	1.71% (e)	(0.95%)	89%	$7,628
—	—	$24.02	22.24%	1.80%	1.75% (e)	(0.94%)	81%	$7,291
—	0.02	$19.65	(0.66%) (f)	1.75%	1.65% (e)	(0.94%)	88%	$8,124

(2.62)	—	$38.20	21.92%	1.09% (d)	1.09% (d)	(0.22%) (d)	28%	$14,035
(2.42)	—	$33.84	15.81%	1.15%	1.15% (e)	(0.47%)	55%	$4,915
(3.60)	—	$31.63	14.95%	1.17%	1.17% (e)	(0.42%)	64%	$384
(0.59)	—	$30.89	25.82%	1.21%	1.21% (e)	(0.47%)	89%	$231
—	—	$25.12	24.36%	1.33% (d)	1.29% (d),(e)	(0.53%) (d)	81%	$17

(2.66)	—	$37.84	21.97%	1.02% (d)	1.02% (d)	(0.16%) (d)	28%	$6,364
(2.47)	—	$33.57	15.97%	1.02%	1.02%	(0.23%)	55%	$2,735
(3.64)	—	$31.40	15.12%	1.02%	1.02%	(0.41%)	64%	$972
(0.59)	—	$30.69	26.03%	1.04%	1.04%	(0.28%)	89%	$56
—	—	$24.92	23.06%	1.08%	1.06%	(0.16%)	81%	$58
—	0.02	$20.25	(0.10%) (f)	1.06%	0.99%	(0.23%)	88%	$165

—	—	$37.62	5.05%	1.09% (d)	1.09% (d)	(9.70%) (d)	28%	$27

(2.62)	—	$37.66	21.91%	1.11% (d)	1.11% (d)	(0.28%) (d)	28%	$177,194
(2.42)	—	$33.40	15.85%	1.15%	1.15% (e)	(0.25%)	55%	$47,809
(3.59)	—	$31.24	14.94%	1.17%	1.17% (e)	(0.42%)	64%	$40,763
(0.59)	—	$30.55	25.82%	1.22%	1.22% (e)	(0.47%)	89%	$32,271
—	—	$24.85	22.84%	1.30%	1.24% (e)	(0.42%)	81%	$16,097
—	0.02	$20.23	(0.15%) (f)	1.23%	1.13% (e)	(0.42%)	88%	$22,115
Columbia Seligman Global Technology Fund | Semiannual Report 2017	17

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia Seligman Global Technology Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
18	Columbia Seligman Global Technology Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange
Columbia Seligman Global Technology Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
20	Columbia Seligman Global Technology Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.915% to 0.755% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.912% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Columbia Seligman Global Technology Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to each share class. Total transfer agency fees for Class I shares were subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class I shares. Prior to January 1, 2017, total transfer agency fees for Class K and Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class and Class I shares did not pay transfer agency fees. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class Y shares.
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.13
Class B	0.14
Class C	0.13
Class I	0.025 (a)
Class K	0.063
Class R	0.13
Class R4	0.13
Class R5	0.065
Class Y	0.025
Class Z	0.13

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
The lease and the Guaranty expire in January 2019. At April 30, 2017, the Fund’s total potential future obligation over the life of the Guaranty is $76,821. The liability remaining at April 30, 2017 for non-recurring charges associated with the lease amounted to $44,699 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.
22	Columbia Seligman Global Technology Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $91,000 and $4,305,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	474,756
Class C	3,596
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Class A	1.440%	1.50%
Class B	2.190	2.25
Class C	2.190	2.25
Class K	1.415	1.41
Class R	1.690	1.75
Class R4	1.190	1.25
Class R5	1.165	1.16
Class Y	1.115	–
Class Z	1.190	1.25
Columbia Seligman Global Technology Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
650,553,000	308,348,000	(6,658,000)	301,690,000
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $280,743,057 and $217,029,282, respectively, for the six months ended April 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
24	Columbia Seligman Global Technology Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
The Fund had no borrowings during the six months ended April 30, 2017.
Note 8. Significant risks
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2017, affiliated shareholders of record owned 31.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates
Columbia Seligman Global Technology Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
26	Columbia Seligman Global Technology Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Seligman Global Technology Fund | Semiannual Report 2017	27

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Columbia Seligman Global Technology Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR220_10_G01_(06/17)

SemiAnnual Report
April 30, 2017
Columbia Asia Pacific ex-Japan Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Asia Pacific ex-Japan Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Asia Pacific ex-Japan Fund   |  Semiannual Report 2017

Columbia Asia Pacific ex-Japan Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Asia Pacific ex-Japan Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Portfolio management
Threadneedle International Limited
Vanessa Donegan
George Gosden
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2017 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A *	Excluding sales charges	09/27/10	9.57	18.65	4.94	6.87
	Including sales charges		3.23	11.79	3.71	6.06
Class C *	Excluding sales charges	09/27/10	9.10	17.57	4.14	6.03
	Including sales charges		8.10	16.57	4.14	6.03
Class R *		09/27/10	9.38	18.18	4.65	6.56
Class R5		07/15/09	9.61	18.87	5.32	7.25
Class Y *		03/01/17	9.68	18.95	5.33	7.26
Class Z *		09/27/10	9.53	18.70	5.18	7.09
MSCI AC Asia Pacific ex Japan Index (Net)			10.79	20.14	4.98	8.28
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The MSCI AC Asia Pacific ex Japan Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of Asia, excluding Japan.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI AC Asia Pacific ex Japan Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at April 30, 2017)
Samsung Electronics Co., Ltd. (South Korea)	6.7
Tencent Holdings Ltd. (China)	5.1
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	4.8
Alibaba Group Holding Ltd., ADR (China)	4.5
AIA Group Ltd. (Hong Kong)	4.4
Ping An Insurance Group Co. of China Ltd., Class H (China)	2.6
China Construction Bank Corp., Class H (China)	2.6
Australia and New Zealand Banking Group Ltd. (Australia)	2.5
Westpac Banking Corp. (Australia)	2.3
BHP Billiton Ltd. (Australia)	2.1
Percentages indicated are based upon total investments (excluding Money Market Funds).
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Equity sector breakdown (%) (at April 30, 2017)
Consumer Discretionary	8.8
Consumer Staples	0.8
Energy	4.6
Financials	31.1
Health Care	2.6
Industrials	4.5
Information Technology	30.0
Materials	11.6
Real Estate	3.1
Telecommunication Services	2.2
Utilities	0.7
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.
Country breakdown (%) (at April 30, 2017)
Australia	18.1
China	26.5
Hong Kong	10.1
India	7.9
Indonesia	4.3
Malaysia	0.4
Philippines	1.4
Singapore	1.9
South Korea	16.5
Taiwan	11.0
Thailand	1.4
United States(a)	0.5
Total	100.0

(a)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

4	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,095.70	1,017.02	7.86	7.57	1.53
Class C	1,000.00	1,000.00	1,091.00	1,013.34	11.69	11.26	2.28
Class R	1,000.00	1,000.00	1,093.80	1,015.79	9.14	8.80	1.78
Class R5	1,000.00	1,000.00	1,096.10	1,018.78	6.01	5.79	1.17
Class Y	1,000.00	1,000.00	1,052.70 (a)	1,018.73	1.89 (a)	5.84	1.18 (a)
Class Z	1,000.00	1,000.00	1,095.30	1,018.24	6.58	6.33	1.28
(a)	Based on operations from March 1, 2017 (commencement of operations) through the stated period end.
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) until February 28, 2018, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 1.590% for Class A, 2.340% for Class C, 1.840% for Class R, 1.245% for Class R5 and 1.340% for Class Z. Any amounts waived will not be reimbursed by the Fund. This change becomes effective March 1, 2017. If this change had been in place for the entire six month period ended April 30, 2017, the actual expenses paid would have been $8.17 for Class A, $12.00 for Class C, $9.45 for Class R, $6.42 for Class R5 and $6.88 for Class Z; and the hypothetical expenses paid would have been $7.86 for Class A, $11.55 for Class C, $9.09 for Class R, $6.19 for Class R5 and $6.63 for Class Z. Other share classes may have had expense waiver changes; however, the changes were not considered material.
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Common Stocks 98.9%
Issuer	Shares	Value ($)
Australia 18.1%
Amcor Ltd.	27,191	319,720
Australia and New Zealand Banking Group Ltd.	28,712	702,841
BHP Billiton Ltd.	34,057	606,349
Commonwealth Bank of Australia	7,095	463,402
CSL Ltd.	4,343	430,652
Domino’s Pizza Enterprises Ltd.	3,882	177,524
James Hardie Industries PLC	12,299	208,103
LendLease Group	25,158	302,038
Link Administration Holdings Ltd.	36,299	209,821
Macquarie Group Ltd.	4,902	340,527
Rio Tinto Ltd.	11,140	504,327
Transurban Group	29,848	272,688
Westpac Banking Corp.	24,647	646,116
Total		5,184,108
China 26.0%
Alibaba Group Holding Ltd., ADR(a)	11,086	1,280,433
Anhui Conch Cement Co., Ltd., Class H	97,500	340,963
ANTA Sports Products Ltd.	93,000	261,025
Bank of China Ltd., Class H	822,000	397,612
China Construction Bank Corp., Class H	900,380	730,806
China Mobile Ltd.	26,500	282,136
China Overseas Land & Investment Ltd.	86,000	249,451
China Petroleum & Chemical Corp., Class H	464,000	376,793
CNOOC Ltd.	204,000	237,986
CSPC Pharmaceutical Group Ltd.	136,000	188,634
Guangdong Investment Ltd.	126,000	194,894
JD.com, Inc., ADR(a)	4,733	165,986
Minth Group Ltd.	54,000	200,398
NetEase, Inc., ADR	632	167,726
PetroChina Co., Ltd., Class H	288,000	202,343
Ping An Insurance Group Co. of China Ltd., Class H	130,000	730,893
Tencent Holdings Ltd.	45,900	1,438,200
Total		7,446,279
Hong Kong 10.1%
AIA Group Ltd.	181,000	1,252,780
BOC Hong Kong Holdings Ltd.	137,500	565,061
CK Hutchison Holdings Ltd.	16,872	210,685
Galaxy Entertainment Group Ltd.	39,000	216,663
Common Stocks (continued)
Issuer	Shares	Value ($)
Samsonite International SA	66,600	256,993
Sands China Ltd.	44,800	202,906
Techtronic Industries Co., Ltd.	40,500	173,760
Total		2,878,848
India 7.9%
Adani Ports & Special Economic Zone(a)	13,677	69,674
Asian Paints Ltd.	13,795	240,450
Eicher Motors Ltd.(a)	657	265,913
HDFC Bank Ltd.	16,659	399,788
ICICI Bank Ltd.	81,614	351,925
Larsen & Toubro Ltd.	8,772	238,510
Maruti Suzuki India Ltd.	1,935	196,122
Reliance Industries Ltd.(a)	15,638	338,902
Zee Entertainment Enterprises Ltd.	20,923	171,324
Total		2,272,608
Indonesia 4.3%
PT Astra International Tbk	475,700	318,810
PT Bank Rakyat Indonesia Persero Tbk	336,200	324,736
PT Indofood Sukses Makmur Tbk	168,100	105,349
PT Matahari Department Store Tbk	141,700	154,837
PT Telekomunikasi Indonesia Persero Tbk	1,011,100	333,548
Total		1,237,280
Malaysia 0.4%
IHH Healthcare Bhd	84,300	120,012
Philippines 1.4%
Metro Pacific Investments Corp.	1,306,100	171,989
Metropolitan Bank & Trust Co.	126,784	214,192
Total		386,181
Singapore 1.9%
CapitaLand Ltd.	69,400	186,474
DBS Group Holdings Ltd.	15,800	218,205
Keppel DC REIT	169,586	150,310
Total		554,989
South Korea 16.5%
Doosan Bobcat, Inc.	6,872	236,027
Hana Financial Group, Inc.	5,523	189,688
LG Chem Ltd.	1,260	303,065
LG Innotek Co., Ltd.	2,121	244,934

The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Lotte Chemical Corp.	632	189,723
NAVER Corp.	499	350,709
NCSoft Corp.	578	182,790
POSCO	1,598	377,261
Samsung Electronics Co., Ltd.	968	1,897,695
Samsung Life Insurance Co., Ltd.	2,099	201,797
Samsung SDI Co., Ltd.	2,000	241,447
Shinhan Financial Group Co., Ltd.	7,279	303,909
Total		4,719,045
Taiwan 10.9%
Cathay Financial Holding Co., Ltd.	131,000	209,942
Chroma ATE, Inc.	77,000	240,719
E.Sun Financial Holding Co., Ltd.	305,154	184,445
Formosa Plastics Corp.	72,000	216,349
Hon Hai Precision Industry Co., Ltd.	175,000	572,804
Largan Precision Co., Ltd.	2,000	332,139
Taiwan Semiconductor Manufacturing Co., Ltd.	214,000	1,378,565
Total		3,134,963
Thailand 1.4%
Kasikornbank PCL, Foreign Registered Shares	45,614	243,722
PTT PCL, Foreign Registered Shares	15,000	168,393
Total		412,115
Total Common Stocks (Cost $20,705,441)		28,346,428

Warrants 0.4%
Issuer	Shares	Value ($)
China 0.4%
Wuliangye Yibin Co., Ltd.(a),(b)	19,000	125,256
Total Warrants (Cost $114,096)		125,256

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(c),(d)	142,309	142,309
Total Money Market Funds (Cost $142,309)		142,309
Total Investments (Cost $20,961,846)		28,613,993
Other Assets & Liabilities, Net		64,919
Net Assets		$28,678,912

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At April 30, 2017, the value of these securities amounted to $125,256, which represents 0.44% of net assets.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	271,254	4,150,886	(4,279,831)	142,309	(9)	504	142,309
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Common Stocks
Australia	—	5,184,108	—	—	5,184,108
China	1,614,145	5,832,134	—	—	7,446,279
Hong Kong	—	2,878,848	—	—	2,878,848
India	—	2,272,608	—	—	2,272,608
Indonesia	—	1,237,280	—	—	1,237,280
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Malaysia	—	120,012	—	—	120,012
Philippines	—	386,181	—	—	386,181
Singapore	—	554,989	—	—	554,989
South Korea	—	4,719,045	—	—	4,719,045
Taiwan	—	3,134,963	—	—	3,134,963
Thailand	—	412,115	—	—	412,115
Total Common Stocks	1,614,145	26,732,283	—	—	28,346,428
Warrants	—	—	125,256	—	125,256
Money Market Funds	—	—	—	142,309	142,309
Total Investments	1,614,145	26,732,283	125,256	142,309	28,613,993
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain warrants classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$20,819,537
Affiliated issuers, at cost	142,309
Total investments, at cost	20,961,846
Investments, at value
Unaffiliated issuers, at value	28,471,684
Affiliated issuers, at value	142,309
Total investments, at value	28,613,993
Cash	6,135
Foreign currency (identified cost $4,279)	4,225
Receivable for:
Investments sold	269,547
Capital shares sold	65
Dividends	8,699
Foreign tax reclaims	331
Expense reimbursement due from Investment Manager	381
Prepaid expenses	595
Other assets	26,963
Total assets	28,930,934
Liabilities
Payable for:
Investments purchased	144,318
Capital shares purchased	10,409
Foreign capital gains taxes deferred	39,946
Management services fees	692
Distribution and/or service fees	18
Transfer agent fees	450
Compensation of board members	39,139
Other expenses	17,050
Total liabilities	252,022
Net assets applicable to outstanding capital stock	$28,678,912
Represented by
Paid in capital	114,044,076
Excess of distributions over net investment income	(111,477)
Accumulated net realized loss	(92,865,697)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	7,652,147
Foreign currency translations	(191)
Foreign capital gains tax	(39,946)
Total - representing net assets applicable to outstanding capital stock	$28,678,912
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$665,721
Shares outstanding	58,009
Net asset value per share	$11.48
Maximum offering price per share(a)	$12.18
Class C
Net assets	$353,188
Shares outstanding	31,170
Net asset value per share	$11.33
Class R
Net assets	$294,924
Shares outstanding	25,927
Net asset value per share	$11.38
Class R5
Net assets	$13,298,069
Shares outstanding	1,154,326
Net asset value per share	$11.52
Class Y
Net assets	$13,870,139
Shares outstanding	1,217,231
Net asset value per share	$11.39
Class Z
Net assets	$196,871
Shares outstanding	17,148
Net asset value per share	$11.48

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75% for Class A.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	11

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$238,976
Dividends — affiliated issuers	504
Foreign taxes withheld	(19,212)
Total income	220,268
Expenses:
Management services fees	125,855
Distribution and/or service fees
Class A	850
Class C	1,776
Class R	656
Transfer agent fees
Class A	763
Class C	399
Class I(a)	336
Class R	294
Class R5	4,600
Class Y(b)	142
Class Z	190
Compensation of board members	7,660
Custodian fees	14,925
Printing and postage fees	9,795
Registration fees	38,681
Audit fees	26,414
Legal fees	3,036
Compensation of chief compliance officer	4
Other	9,365
Total expenses	245,741
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(77,297)
Total net expenses	168,444
Net investment income	51,824
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,488,182
Investments — affiliated issuers	(9)
Foreign currency translations	(3,338)
Net realized gain	2,484,835
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(16,882)
Foreign currency translations	5,709
Foreign capital gains tax	(3,725)
Net change in unrealized appreciation (depreciation)	(14,898)
Net realized and unrealized gain	2,469,937
Net increase in net assets resulting from operations	$2,521,761

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(b)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations
Net investment income	$51,824	$565,377
Net realized gain	2,484,835	5,140,922
Net change in unrealized appreciation (depreciation)	(14,898)	(4,598,998)
Net increase in net assets resulting from operations	2,521,761	1,107,301
Distributions to shareholders
Net investment income
Class A	(7,413)	(192,870)
Class C	(857)	(68,234)
Class I(a)	(179,781)	(3,515,999)
Class R	(1,785)	(67,564)
Class R5	(188,844)	(10,709,458)
Class Z	(1,902)	(142,042)
Total distributions to shareholders	(380,582)	(14,696,167)
Decrease in net assets from capital stock activity	(5,790,068)	(31,184,505)
Total decrease in net assets	(3,648,889)	(44,773,371)
Net assets at beginning of period	32,327,801	77,101,172
Net assets at end of period	$28,678,912	$32,327,801
Undistributed (excess of distributions over) net investment income	$(111,477)	$217,281

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)(a)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	18,227	193,742	77,358	758,481
Distributions reinvested	744	7,413	20,431	192,870
Redemptions	(28,400)	(298,326)	(97,645)	(943,304)
Net increase (decrease)	(9,429)	(97,171)	144	8,047
Class C
Subscriptions	188	2,050	9,194	89,052
Distributions reinvested	87	857	7,298	68,234
Redemptions	(6,897)	(72,876)	(3,551)	(35,312)
Net increase (decrease)	(6,622)	(69,969)	12,941	121,974
Class I(b)
Subscriptions	16,583	180,916	32,910	325,876
Distributions reinvested	18,048	179,755	372,793	3,515,442
Redemptions	(1,360,353)	(15,180,782)	(265,432)	(2,713,210)
Net increase (decrease)	(1,325,722)	(14,820,111)	140,271	1,128,108
Class R
Subscriptions	1,468	15,491	3,105	30,625
Distributions reinvested	179	1,771	7,154	67,030
Redemptions	(3,624)	(38,056)	(5,851)	(57,972)
Net increase (decrease)	(1,977)	(20,794)	4,408	39,683
Class R5
Subscriptions	30,032	319,655	224,022	2,591,322
Distributions reinvested	11,563	115,627	475,575	4,503,698
Redemptions	(434,139)	(4,566,163)	(3,732,178)	(39,374,342)
Net decrease	(392,544)	(4,130,881)	(3,032,581)	(32,279,322)
Class Y(b)
Subscriptions	1,234,582	13,753,178	—	—
Redemptions	(17,351)	(193,877)	—	—
Net increase	1,217,231	13,559,301	—	—
Class Z
Subscriptions	4,085	44,138	6,389	67,636
Distributions reinvested	188	1,879	14,989	141,495
Redemptions	(24,296)	(256,460)	(40,164)	(412,126)
Net decrease	(20,023)	(210,443)	(18,786)	(202,995)
Total net decrease	(539,086)	(5,790,068)	(2,893,603)	(31,184,505)

(a)	Class Y shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

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Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
4/30/2017 (c)	$10.58	0.00 (d)	1.00	1.00	(0.10)	—
10/31/2016	$12.91	0.09	0.45	0.54	(2.87)	—
10/31/2015	$14.58	0.14	(1.67)	(1.53)	(0.14)	—
10/31/2014	$13.73	0.27	0.70	0.97	(0.12)	—
10/31/2013	$12.35	0.08	1.54	1.62	(0.24)	—
10/31/2012	$12.49	0.15	0.41	0.56	(0.14)	(0.56)
Class C
4/30/2017 (c)	$10.41	(0.04)	0.98	0.94	(0.02)	—
10/31/2016	$12.73	0.04	0.41	0.45	(2.77)	—
10/31/2015	$14.37	0.02	(1.63)	(1.61)	(0.03)	—
10/31/2014	$13.52	0.09	0.78	0.87	(0.02)	—
10/31/2013	$12.20	0.04	1.46	1.50	(0.18)	—
10/31/2012	$12.38	0.03	0.42	0.45	(0.07)	(0.56)
Class R
4/30/2017 (c)	$10.48	(0.01)	0.98	0.97	(0.07)	—
10/31/2016	$12.81	0.08	0.43	0.51	(2.84)	—
10/31/2015	$14.46	0.09	(1.64)	(1.55)	(0.10)	—
10/31/2014	$13.62	0.15	0.78	0.93	(0.09)	—
10/31/2013	$12.27	0.13	1.44	1.57	(0.22)	—
10/31/2012	$12.46	0.13	0.37	0.50	(0.13)	(0.56)
Class R5
4/30/2017 (c)	$10.65	0.02	0.98	1.00	(0.13)	—
10/31/2016	$12.99	0.13	0.45	0.58	(2.92)	—
10/31/2015	$14.66	0.26	(1.74)	(1.48)	(0.19)	—
10/31/2014	$13.80	0.24	0.79	1.03	(0.17)	—
10/31/2013	$12.38	0.20	1.48	1.68	(0.26)	—
10/31/2012	$12.54	0.21	0.37	0.58	(0.18)	(0.56)
Class Y
4/30/2017 (c),(h)	$10.82	(0.01)	0.58	0.57	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.10)	$11.48	9.57%	2.12% (e)	1.53% (e)	0.04% (e)	19%	$666
(2.87)	$10.58	6.91%	1.84% (f)	1.51% (f),(g)	0.90%	20%	$713
(0.14)	$12.91	(10.58%)	1.38% (f)	1.29% (f)	1.13%	86%	$869
(0.12)	$14.58	7.18%	1.34% (f)	1.34% (f)	1.88%	39%	$538
(0.24)	$13.73	13.26%	1.37% (f)	1.37% (f)	0.60%	34%	$618
(0.70)	$12.35	5.23%	1.42% (f)	1.42% (f)	1.25%	50%	$452

(0.02)	$11.33	9.10%	2.87% (e)	2.28% (e)	(0.75%) (e)	19%	$353
(2.77)	$10.41	6.01%	2.59% (f)	2.25% (f),(g)	0.38%	20%	$394
(0.03)	$12.73	(11.23%)	2.13% (f)	2.03% (f)	0.31%	86%	$316
(0.02)	$14.37	6.48%	2.11% (f)	2.11% (f)	0.67%	39%	$311
(0.18)	$13.52	12.33%	2.13% (f)	2.13% (f)	0.31%	34%	$220
(0.63)	$12.20	4.33%	2.16% (f)	2.16% (f)	0.25%	50%	$70

(0.07)	$11.38	9.38%	2.38% (e)	1.78% (e)	(0.26%) (e)	19%	$295
(2.84)	$10.48	6.61%	2.09% (f)	1.76% (f),(g)	0.77%	20%	$293
(0.10)	$12.81	(10.78%)	1.63% (f)	1.53% (f)	0.79%	86%	$301
(0.09)	$14.46	6.89%	1.61% (f)	1.61% (f)	1.05%	39%	$352
(0.22)	$13.62	12.92%	1.63% (f)	1.63% (f)	1.01%	34%	$341
(0.69)	$12.27	4.78%	1.63% (f)	1.63% (f)	1.08%	50%	$175

(0.13)	$11.52	9.61%	1.71% (e)	1.17% (e)	0.36% (e)	19%	$13,298
(2.92)	$10.65	7.30%	1.41% (f)	1.15% (f)	1.24%	20%	$16,471
(0.19)	$12.99	(10.17%)	0.95% (f)	0.94% (f)	1.76%	86%	$59,489
(0.17)	$14.66	7.63%	0.97% (f)	0.97% (f)	1.73%	39%	$899,110
(0.26)	$13.80	13.66%	0.98% (f)	0.98% (f)	1.51%	34%	$636,047
(0.74)	$12.38	5.44%	1.01% (f)	1.01% (f)	1.76%	50%	$389,978

—	$11.39	5.27%	1.78% (e)	1.18% (e)	(0.38%) (e)	19%	$13,870
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	17

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Z
4/30/2017 (c)	$10.61	0.01	0.98	0.99	(0.12)	—
10/31/2016	$12.95	0.12	0.45	0.57	(2.91)	—
10/31/2015	$14.62	0.21	(1.71)	(1.50)	(0.17)	—
10/31/2014	$13.76	0.24	0.78	1.02	(0.16)	—
10/31/2013	$12.36	0.17	1.48	1.65	(0.25)	—
10/31/2012	$12.51	0.17	0.40	0.57	(0.16)	(0.56)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Rounds to zero.
(e)	Annualized.
(f)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	4/30/2017	10/31/2016	10/31/2015	10/31/2014	10/31/2013	10/31/2012
Class A	—%	less than .01%	0.02%	less than .01%	less than .01%	less than .01%
Class C	—%	less than .01%	0.02%	less than .01%	less than .01%	less than .01%
Class R	—%	less than .01%	0.02%	less than .01%	less than .01%	less than .01%
Class R5	—%	less than .01%	less than .01%	less than .01%	less than .01%	less than .01%
Class Z	—%	less than .01%	0.03%	less than .01%	less than .01%	less than .01%

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.
(h)	Class Y shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.12)	$11.48	9.53%	1.88% (e)	1.28% (e)	0.22% (e)	19%	$197
(2.91)	$10.61	7.21%	1.57% (f)	1.26% (f),(g)	1.19%	20%	$394
(0.17)	$12.95	(10.34%)	1.13% (f)	1.01% (f)	1.68%	86%	$725
(0.16)	$14.62	7.50%	1.11% (f)	1.11% (f)	1.71%	39%	$336
(0.25)	$13.76	13.45%	1.13% (f)	1.13% (f)	1.32%	34%	$284
(0.72)	$12.36	5.33%	1.15% (f)	1.15% (f)	1.41%	50%	$243
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	19

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia Asia Pacific ex-Japan Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. Class Y shares commenced operations on March 1, 2017. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
20	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed along with the income distribution. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
22	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.88% to 0.62% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.88% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund’s assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I shares were subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class I shares. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares and Class I shares did not pay transfer agency fees. Total transfer agency fees for Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to Class Y shares.
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.22
Class C	0.22
Class I	0.006 (a),(b)
Class R	0.22
Class R5	0.066
Class Y	0.011 (a)
Class Z	0.22

(a)	Annualized.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares. For Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,000 for Class C shares. This amount is based on the most recent information available as of March 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	1,278
24	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Class A	1.590%	1.50%
Class C	2.340	2.25
Class R	1.840	1.75
Class R5	1.245	1.14
Class Y	1.195	–
Class Z	1.340	1.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
20,962,000	8,053,000	(401,000)	7,652,000
The following capital loss carryforwards, determined at October 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	95,247,351	—	95,247,351
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $5,408,779 and $11,665,215, respectively, for the six months ended April 30, 2017. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
Note 8. Significant risks
Asia Pacific region risk
Because the Fund concentrates its investments in the Asia Pacific region, the Fund may be particularly susceptible to economic, political or regulatory events affecting companies and countries within the Asia Pacific region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and place.
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them
26	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Shareholder concentration risk
At April 30, 2017, two unaffiliated shareholders of record owned 39.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 50.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Technology and technology-related investment risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
28	Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Asia Pacific ex-Japan Fund | Semiannual Report 2017	29

Columbia Asia Pacific ex-Japan Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR119_10_G01_(06/17)

SemiAnnual Report
April 30, 2017
Columbia Global Bond Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Global Bond Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Global Bond Fund   |  Semiannual Report 2017

Columbia Global Bond Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Global Bond Fund (the Fund) seeks to provide shareholders with high total return through income and growth of capital.
Portfolio management
Adrian Hilton
Lead manager
Managed Fund since March 2017
Jim Cielinski
Co-manager
Managed Fund since 2013
Gene Tannuzzo, CFA
Co-manager
Managed Fund since 2014
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/20/89	-3.28	-5.24	-2.09	1.81
	Including sales charges		-7.88	-9.81	-3.04	1.32
Class B	Excluding sales charges	03/20/95	-3.64	-5.92	-2.81	1.06
	Including sales charges		-8.46	-10.63	-3.16	1.06
Class C	Excluding sales charges	06/26/00	-3.69	-6.00	-2.84	1.06
	Including sales charges		-4.65	-6.94	-2.84	1.06
Class K		03/20/95	-3.26	-5.22	-1.94	2.00
Class R *		03/15/10	-3.30	-5.43	-2.31	1.53
Class T	Excluding sales charges	12/01/06	-3.28	-5.24	-2.09	1.81
	Including sales charges		-5.71	-7.58	-2.59	1.56
Class Y *		11/08/12	-2.93	-4.74	-1.69	2.02
Class Z *		09/27/10	-3.09	-5.04	-1.81	2.01
Bloomberg Barclays Global Aggregate Index			-1.63	-2.10	0.37	3.34
Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The returns for Class T shares are shown with and without the maximum applicable sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were sold without a sales charge. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Global Aggregate Index is a broad-based benchmark that measures the global investment-grade fixed-rate debt markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Global Bond Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at April 30, 2017)
AAA rating	23.5
AA rating	3.3
A rating	7.0
BBB rating	42.5
BB rating	9.9
B rating	9.6
CCC rating	2.1
Not rated	2.1
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other country-specific factors as the direction and stance of fiscal policy, balance of payment trends and commodity prices, the level and structure of public debt as well as political stability and commitment to strong macroeconomic policies.
Country breakdown (%) (at April 30, 2017)
Argentina	1.4
Australia	0.7
Bahamas	0.0 (a)
Bermuda	1.0
Brazil	0.7
Canada	1.0
Colombia	2.6
Dominican Republic	1.4
El Salvador	0.2
France	0.2
Georgia	0.7
Germany	6.9
Guatemala	0.7
Hungary	1.6
Indonesia	0.8
Ireland	0.2
Italy	0.2
Japan	0.4
Kazakhstan	0.4
Luxembourg	0.1
Mexico	2.5
Netherlands	0.2
Panama	0.2
Philippines	0.3
Romania	0.2
Russian Federation	17.2
Serbia	0.4
South Korea	1.1
Spain	2.1
Trinidad and Tobago	0.8
Ukraine	0.4
United Kingdom	2.8
United States	50.2 (b)
Virgin Islands	0.0 (a)
Zambia	0.4
Total	100.0

(a)	Rounds to zero.
(b)	Includes investments in Money Market Funds.
Country breakdown is based primarily on issuer’s place of organization/incorporation. Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At April 30, 2017, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.

4	Columbia Global Bond Fund | Semiannual Report 2017

Fund at a Glance   (continued)
(Unaudited)
Market exposure through derivatives investments (% of notional exposure) (at April 30, 2017) (a)
	Long	Short	Net
Fixed Income Derivative Contracts	271.5	(197.1)	74.4
Foreign Currency Derivative Contracts	129.2	(103.6)	25.6
Total Notional Market Value of Derivative Contracts	400.7	(300.7)	100.0
(a) The Fund has market exposure (long and/or short) to the fixed income and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 to the Notes to Financial Statements.
Columbia Global Bond Fund | Semiannual Report 2017	5

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	967.20	1,019.27	5.16	5.30	1.07
Class B	1,000.00	1,000.00	963.60	1,015.60	8.76	9.00	1.82
Class C	1,000.00	1,000.00	963.10	1,015.60	8.76	9.00	1.82
Class K	1,000.00	1,000.00	967.40	1,019.86	4.58	4.71	0.95
Class R	1,000.00	1,000.00	967.00	1,018.05	6.37	6.53	1.32
Class T (formerly Class W)	1,000.00	1,000.00	967.20	1,019.27	5.16	5.30	1.07
Class Y	1,000.00	1,000.00	970.70	1,021.33	3.14	3.22	0.65
Class Z	1,000.00	1,000.00	969.10	1,020.55	3.91	4.01	0.81
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
6	Columbia Global Bond Fund | Semiannual Report 2017

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 3.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bermuda 0.9%
Cronos Containers Program I Ltd.(a)
Series 2013-1A Class A
04/18/28	3.080%	600,000	583,262
United States 2.9%
Centre Point Funding LLC(a)
Series 2012-2A Class 1
08/20/21	2.610%	276,578	272,081
CLI Funding V LLC(a)
Series 2013-1A
03/18/28	2.830%	345,400	336,879
Exeter Automobile Receivables Trust(a)
Series 2015-1A Class A
06/17/19	1.600%	16,236	16,234
SBA Tower Trust(a)
04/16/18	2.240%	900,000	893,018
TAL Advantage V LLC(a)
Series 2013-1A Class A
02/22/38	2.830%	306,250	297,384
Total			1,815,596
Total Asset-Backed Securities — Non-Agency (Cost $2,446,949)			2,398,858

Commercial Mortgage-Backed Securities - Agency 3.6%

United States 3.6%
Government National Mortgage Association
Series 2013-13 Class AC
04/16/46	1.700%	391,458	370,935
Series 2013-33 Class AC
05/16/46	1.744%	2,011,609	1,902,759
Total			2,273,694
Total Commercial Mortgage-Backed Securities - Agency (Cost $2,386,238)			2,273,694

Commercial Mortgage-Backed Securities - Non-Agency 2.8%

United States 2.8%
American Homes 4 Rent(a)
Series 2015-SFR1 Class A
04/17/52	3.467%	963,729	987,795
VSD (a),(b)
Series 2017-PLT1 Class A
12/25/43	3.600%	754,329	753,814
Total			1,741,609
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,718,019)			1,741,609

Corporate Bonds & Notes 29.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Australia 0.7%
Woodside Finance Ltd.(a)
03/05/25	3.650%	425,000	420,601
Bahamas 0.0%
Silversea Cruise Finance Ltd.(a)
02/01/25	7.250%	7,000	7,420
Canada 1.0%
Bombardier, Inc.(a)
12/01/21	8.750%	17,000	18,912
HudBay Minerals, Inc.(a)
01/15/23	7.250%	5,000	5,319
01/15/25	7.625%	17,000	18,211
MDC Partners, Inc.(a)
05/01/24	6.500%	44,000	42,900
MEG Energy Corp.(a)
01/15/25	6.500%	10,000	9,875
Precision Drilling Corp.(a)
12/15/23	7.750%	2,000	2,120
Ritchie Bros. Auctioneers, Inc.(a)
01/15/25	5.375%	5,000	5,163
Teck Resources Ltd.(a)
06/01/24	8.500%	7,000	8,111
Teck Resources Ltd.
07/15/41	6.250%	54,000	57,240
Thomson Reuters Corp.
05/23/43	4.500%	255,000	243,300
Trinidad Drilling Ltd.(a)
02/15/25	6.625%	5,000	5,038
Valeant Pharmaceuticals International, Inc.(a)
07/15/21	7.500%	20,000	16,550
12/01/21	5.625%	7,000	5,390
03/15/22	6.500%	6,000	6,143
05/15/23	5.875%	71,000	52,451
03/15/24	7.000%	31,000	31,620
04/15/25	6.125%	52,000	38,389
Videotron Ltd.(a)
06/15/24	5.375%	39,000	41,096
Videotron Ltd./Ltee(a)
04/15/27	5.125%	6,000	6,118
Total			613,946
Colombia 0.4%
Corporación Andina de Fomento
06/15/22	4.375%	232,000	249,662

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
France 0.2%
SFR Group SA(a)
05/15/22	6.000%	50,000	52,125
05/01/26	7.375%	46,000	48,357
SPCM SA(a)
09/15/25	4.875%	11,000	11,124
Total			111,606
Germany 0.0%
Unitymedia GmbH(a)
01/15/25	6.125%	7,000	7,473
Ireland 0.2%
Allegion PLC
09/15/23	5.875%	10,000	10,675
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
05/15/24	7.250%	48,000	52,260
02/15/25	6.000%	13,000	13,439
Park Aerospace Holdings Ltd.(a)
08/15/22	5.250%	8,000	8,450
02/15/24	5.500%	8,000	8,460
Total			93,284
Italy 0.1%
Telecom Italia Capital SA
09/30/34	6.000%	27,000	27,608
Wind Acquisition Finance SA(a)
07/15/20	4.750%	62,000	62,930
Total			90,538
Luxembourg 0.1%
ARD Finance SA PIK(a)
09/15/23	7.125%	14,000	14,525
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/26	5.625%	17,000	17,298
INEOS Group Holdings SA(a)
08/01/24	5.625%	26,000	26,455
Total			58,278
Mexico 0.5%
Cemex SAB de CV(a)
04/16/26	7.750%	300,000	340,890
Netherlands 0.2%
Atotech USA, Inc.(a)
02/01/25	6.250%	21,000	21,315
Constellium NV(a)
05/15/24	5.750%	35,000	32,813
03/01/25	6.625%	13,000	12,805
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sensata Technologies BV(a)
10/01/25	5.000%	20,000	20,425
Ziggo Secured Finance BV(a)
01/15/27	5.500%	44,000	45,101
Total			132,459
Ukraine 0.4%
MHP SA(a)
04/02/20	8.250%	250,000	260,312
United Kingdom 1.2%
Sky PLC(a)
11/26/22	3.125%	670,000	672,067
Virgin Media Finance PLC(a)
01/15/25	5.750%	47,000	47,940
Virgin Media Secured Finance PLC(a)
01/15/26	5.250%	14,000	14,175
Total			734,182
United States 24.9%
Acadia Healthcare Co., Inc.
07/01/22	5.125%	15,000	15,169
02/15/23	5.625%	4,000	4,139
03/01/24	6.500%	13,000	13,780
AES Corp. (The)
05/15/26	6.000%	11,000	11,605
Aircastle Ltd.
03/15/21	5.125%	24,000	25,590
02/15/22	5.500%	5,000	5,415
04/01/23	5.000%	3,000	3,203
Allegion US Holding Co., Inc.
10/01/21	5.750%	27,000	28,164
Alliant Holdings Intermediate LP(a)
08/01/23	8.250%	4,000	4,271
Ally Financial, Inc.
05/19/22	4.625%	14,000	14,280
09/30/24	5.125%	4,000	4,085
03/30/25	4.625%	14,000	13,816
11/01/31	8.000%	9,000	10,710
Altice US Finance I Corp.(a)
07/15/23	5.375%	17,000	17,744
05/15/26	5.500%	38,000	39,282
AMC Entertainment Holdings, Inc.(a)
05/15/27	6.125%	7,000	7,149
AMC Networks, Inc.
04/01/24	5.000%	23,000	23,302
American Builders & Contractors Supply Co., Inc.(a)
04/15/21	5.625%	17,000	17,489

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Global Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Greetings Corp.(a)
02/15/25	7.875%	3,000	3,203
Amsurg Corp.
07/15/22	5.625%	10,000	10,317
Angus Chemical Co.(a)
02/15/23	8.750%	24,000	24,960
APX Group, Inc.
12/01/20	8.750%	40,000	41,450
12/01/22	7.875%	61,000	66,490
Aramark Services, Inc.
01/15/24	5.125%	11,000	11,605
Asbury Automotive Group, Inc.
12/15/24	6.000%	23,000	23,747
AT&T, Inc.
06/15/45	4.350%	300,000	266,231
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/25	5.250%	26,000	24,505
B&G Foods, Inc.
06/01/21	4.625%	15,000	15,225
04/01/25	5.250%	10,000	10,238
Beacon Roofing Supply, Inc.
10/01/23	6.375%	9,000	9,698
Berkshire Hathaway Energy Co.
02/01/45	4.500%	70,000	73,827
Berry Plastics Corp.
05/15/22	5.500%	10,000	10,450
10/15/22	6.000%	10,000	10,625
07/15/23	5.125%	42,000	43,667
Booz Allen Hamilton, Inc.(a)
05/01/25	5.125%	2,000	2,035
Boyd Gaming Corp.
05/15/23	6.875%	16,000	17,220
04/01/26	6.375%	9,000	9,698
CalAtlantic Group, Inc.
12/15/21	6.250%	14,000	15,573
11/15/24	5.875%	8,000	8,600
06/01/26	5.250%	2,000	2,055
Callon Petroleum Co.(a)
10/01/24	6.125%	10,000	10,475
Camelot Finance SA(a)
10/15/24	7.875%	12,000	12,870
Capsugel SA(a)
PIK
05/15/19	7.000%	4,000	4,000
Carlson Travel, Inc.(a)
12/15/23	6.750%	13,000	13,431
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	83,000	83,622
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CB Richard Ellis Services, Inc.
03/15/25	5.250%	47,000	50,622
CBS Radio, Inc.(a)
11/01/24	7.250%	4,000	4,350
CCO Holdings LLC/Capital Corp.(a)
04/01/24	5.875%	12,000	12,855
02/15/26	5.750%	4,000	4,249
05/01/26	5.500%	3,000	3,148
05/01/27	5.125%	29,000	29,580
05/01/27	5.875%	47,000	49,996
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millenium Operations LLC(a)
04/15/27	5.375%	15,000	15,505
Centene Corp.
02/15/24	6.125%	28,000	30,170
01/15/25	4.750%	47,000	47,764
CenturyLink, Inc.
12/01/23	6.750%	32,000	34,280
04/01/24	7.500%	19,000	20,644
04/01/25	5.625%	2,000	1,953
Cequel Communications Holdings I LLC/Capital Corp.(a)
09/15/20	6.375%	24,000	24,735
12/15/21	5.125%	15,000	15,337
07/15/25	7.750%	13,000	14,495
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/25	5.750%	19,000	19,499
Chemours Co. (The)
05/15/23	6.625%	26,000	27,820
05/15/25	7.000%	15,000	16,481
Chesapeake Energy Corp.(a)
01/15/25	8.000%	22,000	21,752
Chobani LLC/Finance Corp., Inc.(a)
04/15/25	7.500%	14,000	14,437
CHS/Community Health Systems, Inc.
02/01/22	6.875%	18,000	14,895
03/31/23	6.250%	34,000	34,595
CMS Energy Corp.
02/15/27	2.950%	225,000	214,639
Columbia Pipeline Group, Inc.
06/01/45	5.800%	80,000	93,718
ConAgra Foods, Inc.
09/15/22	3.250%	345,000	348,913
Continental Resources, Inc.
09/15/22	5.000%	28,000	28,245
CrownRock LP/Finance, Inc.(a)
02/15/23	7.750%	41,000	43,870
CSC Holdings LLC
11/15/21	6.750%	30,000	32,850

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2017	9

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
10/15/25	6.625%	39,000	42,607
10/15/25	10.875%	38,000	45,647
CSX Corp.
11/01/46	3.800%	105,000	98,731
CyrusOne LP/Finance Corp.(a)
03/15/24	5.000%	7,000	7,193
03/15/27	5.375%	7,000	7,210
DaVita, Inc.
05/01/25	5.000%	30,000	30,225
Diamondback Energy, Inc.(a)
11/01/24	4.750%	6,000	6,015
05/31/25	5.375%	34,000	35,190
DISH DBS Corp.
06/01/21	6.750%	6,000	6,525
07/15/22	5.875%	24,000	25,423
03/15/23	5.000%	21,000	21,052
11/15/24	5.875%	11,000	11,550
07/01/26	7.750%	53,000	62,076
Duke Energy Carolinas LLC
03/15/46	3.875%	45,000	44,452
Dynegy, Inc.
11/01/24	7.625%	8,000	7,320
Eagle Holding Co., II LLC PIK(a),(c)
05/15/22	7.625%	4,000	4,073
Eco Services Operations LLC/Finance Corp.(a)
11/01/22	8.500%	21,000	22,155
Emera US Finance LP
06/15/46	4.750%	150,000	152,316
Endo Dac/Finance LLC/Finco, Inc.(a),(b)
02/01/25	6.000%	18,000	15,201
Energy Transfer Equity LP
06/01/27	5.500%	68,000	73,100
Entegris, Inc.(a)
04/01/22	6.000%	21,000	21,892
Enterprise Products Operating LLC
02/15/45	5.100%	150,000	160,426
Envision Healthcare Corp.(a)
12/01/24	6.250%	10,000	10,525
Equinix, Inc.
01/15/26	5.875%	29,000	31,247
05/15/27	5.375%	37,000	38,657
ERAC U.S.A. Finance LLC(a)
02/15/45	4.500%	353,000	336,702
Extraction Oil & Gas Holdings LLC/Finance Corp.(a)
07/15/21	7.875%	50,000	52,375
First Data Corp.(a)
12/01/23	7.000%	64,000	68,621
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Five Corners Funding Trust(a)
11/15/23	4.419%	295,000	317,041
Freeport-McMoRan, Inc.
03/01/22	3.550%	10,000	9,400
03/15/23	3.875%	20,000	18,550
11/14/24	4.550%	34,000	31,943
Fresenius Medical Care U.S. Finance II, Inc.(a)
07/31/19	5.625%	14,000	14,945
01/31/22	5.875%	11,000	12,059
Fresenius Medical Care US Finance II, Inc.(a)
10/15/24	4.750%	14,000	14,315
Frontier Communications Corp.
04/15/22	8.750%	15,000	14,470
01/15/23	7.125%	18,000	15,750
01/15/25	6.875%	40,000	33,310
09/15/25	11.000%	44,000	42,405
FTI Consulting, Inc.
11/15/22	6.000%	11,000	11,495
Gartner, Inc.(a)
04/01/25	5.125%	24,000	24,840
Gates Global LLC/Co.(a)
07/15/22	6.000%	29,000	29,145
Gibraltar Industries, Inc.
02/01/21	6.250%	9,000	9,311
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	17,000	18,105
04/15/26	5.375%	9,000	9,495
Grinding Media, Inc./MC Canada, Inc.(a)
12/15/23	7.375%	12,000	12,802
Group 1 Automotive, Inc.
06/01/22	5.000%	8,000	8,100
Group 1 Automotive, Inc.(a)
12/15/23	5.250%	13,000	13,098
Halcon Resources Corp.(a)
02/15/25	6.750%	19,000	18,240
HCA, Inc.
05/01/23	5.875%	40,000	43,528
04/15/25	5.250%	66,000	70,930
06/15/26	5.250%	14,000	14,927
02/15/27	4.500%	26,000	26,247
HD Supply, Inc.(a)
04/15/24	5.750%	9,000	9,563
Hertz Corp. (The)(a)
10/15/24	5.500%	32,000	27,600
Hill-Rom Holdings, Inc.(a)
02/15/25	5.000%	11,000	11,138
Hilton Domestic Operating Co., Inc.(a)
09/01/24	4.250%	18,000	18,135

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Global Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton Grand Vacations Borrower LLC/Inc.(a)
12/01/24	6.125%	8,000	8,520
HUB International Ltd.(a)
10/01/21	7.875%	53,000	55,525
IHS Markit Ltd.(a)
11/01/22	5.000%	15,000	16,031
02/15/25	4.750%	29,000	30,341
Indiana Michigan Power Co.
03/15/23	3.200%	1,070,000	1,088,042
Infor US, Inc.(a)
08/15/20	5.750%	6,000	6,263
Informatica LLC(a)
07/15/23	7.125%	12,000	11,805
International Game Technology PLC(a)
02/15/22	6.250%	56,000	61,040
Interval Acquisition Corp.
04/15/23	5.625%	43,000	44,290
Isle of Capri Casinos LLC(a)
04/01/25	6.000%	9,000	9,304
iStar, Inc.
04/01/22	6.000%	13,000	13,325
Jack Ohio Finance LLC/1 Corp.(a)
11/15/21	6.750%	24,000	25,080
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/23	6.375%	39,000	40,657
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/26	5.250%	12,000	12,300
Kinder Morgan Energy Partners LP
03/01/43	5.000%	80,000	78,014
Kinetic Concepts, Inc./KCI U.S.A., Inc.(a)
02/15/21	7.875%	12,000	12,795
Koppers, Inc.(a)
02/15/25	6.000%	6,000	6,285
L Brands, Inc.
11/01/35	6.875%	15,000	14,790
Lamb Weston Holdings, Inc.(a)
11/01/24	4.625%	8,000	8,260
11/01/26	4.875%	13,000	13,406
Laredo Petroleum, Inc.
01/15/22	5.625%	23,000	23,000
03/15/23	6.250%	24,000	24,240
Lennar Corp.
04/30/24	4.500%	19,000	19,190
Level 3 Communications, Inc.
12/01/22	5.750%	16,000	16,660
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.
02/01/23	5.625%	6,000	6,225
05/01/25	5.375%	28,000	29,190
Liberty Mutual Group, Inc.(a)
06/15/23	4.250%	500,000	532,211
Live Nation Entertainment, Inc.(a)
11/01/24	4.875%	18,000	18,135
LTF Merger Sub, Inc.(a)
06/15/23	8.500%	20,000	21,250
Mallinckrodt International Finance SA/CB LLC(a)
10/15/23	5.625%	4,000	3,820
04/15/25	5.500%	9,000	8,190
Match Group, Inc.
06/01/24	6.375%	25,000	27,219
MEDNAX, Inc.(a)
12/01/23	5.250%	14,000	14,315
Meritage Homes Corp.
04/01/22	7.000%	32,000	36,320
06/01/25	6.000%	7,000	7,459
MetLife, Inc.
09/15/23	4.368%	735,000	797,706
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/24	5.625%	10,000	10,788
09/01/26	4.500%	10,000	9,963
MGM Resorts International
10/01/20	6.750%	12,000	13,350
12/15/21	6.625%	50,000	56,125
03/15/23	6.000%	7,000	7,648
Microsemi Corp.(a)
04/15/23	9.125%	19,000	21,850
Molina Healthcare, Inc.
11/15/22	5.375%	7,000	7,315
Molson Coors Brewing Co.
05/01/42	5.000%	200,000	213,207
MPH Acquisition Holdings LLC(a)
06/01/24	7.125%	31,000	33,325
MSCI, Inc.(a)
08/01/26	4.750%	15,000	15,412
Nabors Industries, Inc.(a)
01/15/23	5.500%	4,000	4,045
Navient Corp.
01/25/22	7.250%	20,000	21,300
06/15/22	6.500%	5,000	5,169
03/25/24	6.125%	19,000	18,810
10/25/24	5.875%	12,000	11,670
Netflix, Inc.
02/15/25	5.875%	59,000	64,015

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2017	11

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.(a)
11/15/26	4.375%	46,000	45,310
Newfield Exploration Co.
07/01/24	5.625%	9,000	9,512
01/01/26	5.375%	15,000	15,731
Nielsen Luxembourg SARL(a)
02/01/25	5.000%	40,000	40,050
Novelis Corp.(a)
08/15/24	6.250%	13,000	13,683
09/30/26	5.875%	39,000	40,072
Novolex (a)
01/15/25	6.875%	6,000	6,180
NPF Corp.(a)
07/15/21	9.000%	8,000	8,460
NRG Energy, Inc.
05/01/24	6.250%	17,000	16,940
05/15/26	7.250%	11,000	11,248
01/15/27	6.625%	30,000	29,700
NRG Yield Operating LLC
08/15/24	5.375%	49,000	50,102
NRG Yield Operating LLC(a)
09/15/26	5.000%	21,000	20,580
NuStar Logistics LP
04/28/27	5.625%	19,000	19,594
Oasis Petroleum, Inc.
01/15/23	6.875%	2,000	2,020
OneMain Financial Holdings LLC(a)
12/15/19	6.750%	28,000	29,400
12/15/21	7.250%	14,000	14,562
Oracle Corp.
07/15/46	4.000%	285,000	278,520
Outfront Media Capital LLC/Corp.
03/15/25	5.875%	38,000	40,185
Owens-Brockway Glass Container, Inc.(a)
08/15/23	5.875%	14,000	14,980
Pacific Gas & Electric Co.
02/15/44	4.750%	229,000	254,200
Parsley Energy LLC/Finance Corp.(a)
06/01/24	6.250%	12,000	12,690
01/15/25	5.375%	25,000	25,250
08/15/25	5.250%	29,000	29,217
Pattern Energy Group, Inc.(a)
02/01/24	5.875%	23,000	23,604
PDC Energy, Inc.(a)
09/15/24	6.125%	37,000	37,925
Penn National Gaming, Inc.(a)
01/15/27	5.625%	5,000	5,038
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
12/01/24	5.375%	17,000	17,127
Plains All American Pipeline LP/Finance Corp.
10/15/23	3.850%	215,000	217,021
02/15/45	4.900%	460,000	442,922
Plastipak Holdings, Inc.(a)
10/01/21	6.500%	15,000	15,412
Platform Specialty Products Corp.(a)
05/01/21	10.375%	22,000	24,502
Post Holdings, Inc.(a)
03/01/25	5.500%	7,000	7,315
08/15/26	5.000%	33,000	32,835
03/01/27	5.750%	20,000	20,775
PPL Capital Funding, Inc.
06/01/23	3.400%	885,000	904,215
PQ Corp.(a)
11/15/22	6.750%	50,000	53,875
Prestige Brands, Inc.(a)
03/01/24	6.375%	26,000	27,820
Progress Energy, Inc.
04/01/22	3.150%	1,325,000	1,349,208
Provident Funding Associates LP/Finance Corp.(a)
06/15/21	6.750%	49,000	50,225
PTC, Inc.
05/15/24	6.000%	26,000	27,820
Qualitytech LP/Finance Corp.
08/01/22	5.875%	34,000	35,020
Quicken Loans, Inc.(a)
05/01/25	5.750%	20,000	20,200
Quintiles IMS, Inc.(a)
05/15/23	4.875%	22,000	22,605
10/15/26	5.000%	26,000	26,520
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/25	6.625%	8,000	7,980
Reynolds Group Issuer, Inc./LLC(a)
07/15/23	5.125%	24,000	25,020
07/15/24	7.000%	33,000	35,516
Rite Aid Corp.(a)
04/01/23	6.125%	8,000	7,920
Rivers Pittsburgh Borrower LP/Finance Corp.(a)
08/15/21	6.125%	6,000	6,065
RSP Permian, Inc.(a)
01/15/25	5.250%	44,000	44,660
Sally Holdings LLC/Capital, Inc.
12/01/25	5.625%	7,000	7,228
SBA Communications Corp.(a)
09/01/24	4.875%	81,000	81,709

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Global Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
01/01/22	7.000%	60,000	64,237
Scientific Games International, Inc.
12/01/22	10.000%	25,000	27,125
Scotts Miracle-Gro Co. (The)
10/15/23	6.000%	23,000	24,581
Scotts Miracle-Gro Co. (The)(a)
12/15/26	5.250%	4,000	4,110
Scripps Networks Interactive, Inc.
06/15/25	3.950%	755,000	775,299
Sempra Energy
12/01/23	4.050%	180,000	189,956
SESI LLC
12/15/21	7.125%	5,000	5,050
Sirius XM Radio, Inc.(a)
04/15/25	5.375%	24,000	24,600
07/15/26	5.375%	6,000	6,150
SM Energy Co.
06/01/25	5.625%	7,000	6,685
09/15/26	6.750%	52,000	52,390
Solera LLC/Finance, Inc.(a)
03/01/24	10.500%	22,000	25,107
Spectrum Brands, Inc.
11/15/22	6.625%	32,000	33,680
07/15/25	5.750%	23,000	24,654
Springleaf Finance Corp.
12/15/20	8.250%	4,000	4,383
Springs Industries, Inc.
06/01/21	6.250%	33,000	33,990
Sprint Communications, Inc.(a)
03/01/20	7.000%	38,000	41,515
Sprint Corp.
06/15/24	7.125%	22,000	23,994
02/15/25	7.625%	100,000	111,625
SPX FLOW, Inc.(a)
08/15/24	5.625%	6,000	6,075
08/15/26	5.875%	24,000	24,300
Sterigenics-Nordion Holdings LLC(a)
05/15/23	6.500%	25,000	25,750
Symantec Corp.(a)
04/15/25	5.000%	19,000	19,641
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/24	5.500%	7,000	7,035
Targa Resources Partners LP/Finance Corp.
11/15/23	4.250%	16,000	15,840
03/15/24	6.750%	22,000	23,980
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Targa Resources Partners LP/Finance Corp.(a)
02/01/27	5.375%	41,000	42,845
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/23	5.875%	22,000	23,430
Team Health Holdings, Inc.(a)
02/01/25	6.375%	15,000	14,512
Teleflex, Inc.
06/01/26	4.875%	6,000	6,090
Tempo Acquisition LLC/Finance Corp.(a),(c)
06/01/25	6.750%	9,000	9,248
Tempur Sealy International, Inc.
10/15/23	5.625%	15,000	15,330
Tenet Healthcare Corp.(a)
01/01/22	7.500%	10,000	10,700
Tenet Healthcare Corp.
04/01/22	8.125%	3,000	3,045
06/15/23	6.750%	19,000	18,145
Tesoro Logistics LP/Finance Corp.
10/15/19	5.500%	7,000	7,420
10/15/22	6.250%	14,000	15,015
05/01/24	6.375%	17,000	18,572
01/15/25	5.250%	29,000	30,776
T-Mobile USA, Inc.
03/01/25	6.375%	19,000	20,764
01/15/26	6.500%	42,000	46,567
04/15/27	5.375%	15,000	16,050
Toll Brothers Finance Corp.
11/15/25	4.875%	12,000	12,330
TransDigm, Inc.
07/15/22	6.000%	2,000	2,060
05/15/25	6.500%	21,000	21,472
06/15/26	6.375%	26,000	26,195
TransDigm, Inc.(a)
05/15/25	6.500%	26,000	26,585
United Rentals North America, Inc.
06/15/23	6.125%	4,000	4,180
09/15/26	5.875%	37,000	39,035
05/15/27	5.500%	21,000	21,604
Univision Communications, Inc.(a)
02/15/25	5.125%	29,000	28,891
US Concrete, Inc.(a)
06/01/24	6.375%	11,000	11,495
Valvoline, Inc.(a)
07/15/24	5.500%	3,000	3,173
VeriSign, Inc.
05/01/23	4.625%	14,000	14,329
04/01/25	5.250%	24,000	25,110

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2017	13

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
11/01/42	3.850%	215,000	180,105
Weatherford International Ltd.
06/15/21	7.750%	16,000	17,060
06/15/23	8.250%	28,000	30,345
08/01/36	6.500%	3,000	2,835
Weatherford International Ltd.(a)
02/15/24	9.875%	20,000	23,300
WellCare Health Plans, Inc.
04/01/25	5.250%	25,000	26,000
WESCO Distribution, Inc.
06/15/24	5.375%	9,000	9,248
WhiteWave Foods Co. (The)
10/01/22	5.375%	26,000	29,055
Whiting Petroleum Corp.
03/15/21	5.750%	33,000	32,835
04/01/23	6.250%	19,000	19,000
Williams Companies, Inc. (The)
01/15/23	3.700%	20,000	19,700
06/24/24	4.550%	68,000	69,615
WPX Energy, Inc.
01/15/22	6.000%	81,000	82,215
Zayo Group LLC/Capital, Inc.
04/01/23	6.000%	13,000	13,861
05/15/25	6.375%	23,000	24,869
Zayo Group LLC/Capital, Inc.(a)
01/15/27	5.750%	13,000	13,796
Zekelman Industries, Inc.(a)
06/15/23	9.875%	9,000	10,170
Total			15,697,992
Virgin Islands 0.0%
Platform Specialty Products Corp.(a)
02/01/22	6.500%	12,000	12,300
Total Corporate Bonds & Notes (Cost $18,278,761)			18,830,943

Foreign Government Obligations(d),(e) 41.9%

Argentina 1.4%
Argentine Republic Government International Bond
04/22/21	6.875%	300,000	328,200
04/22/26	7.500%	500,000	547,750
Total			875,950
Brazil 0.7%
Petrobras Global Finance BV
01/27/21	5.375%	420,000	431,025
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
05/01/25	5.000%		19,000	19,451
Colombia 2.1%
Empresas Publicas de Medellin ESP(a)
09/10/24	7.625%	COP	3,995,000,000	1,344,069
Dominican Republic 1.3%
Dominican Republic International Bond(a)
04/20/27	8.625%		700,000	834,911
El Salvador 0.2%
El Salvador Government International Bond(a)
01/18/27	6.375%		125,000	111,562
Georgia 0.7%
Georgian Railway JSC(a)
07/11/22	7.750%		400,000	439,500
Germany 6.6%
Bundesrepublik Deutschland(a),(f)
08/15/26	0.000%	EUR	3,930,000	4,184,631
Guatemala 0.7%
Guatemala Government Bond(a)
06/06/22	5.750%		400,000	439,924
Hungary 1.6%
Hungary Government International Bond
03/25/24	5.375%		100,000	112,250
MFB Hungarian Development Bank(a)
10/21/20	6.250%		800,000	880,152
Total				992,402
Indonesia 0.7%
Indonesia Government International Bond(a)
10/12/35	8.500%		190,000	272,286
01/17/38	7.750%		140,000	192,574
Total				464,860
Italy 0.0%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	283	444
Japan 0.4%
Japan Government 30-Year Bond
09/20/46	0.500%	JPY	30,000,000	249,543
Kazakhstan 0.4%
KazMunayGas National Co. JSC(a)
07/02/18	9.125%		250,000	268,437

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Global Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 1.8%
Mexican Bonos
05/31/29	8.500%	MXN	5,200,000	302,129
Mexico Government International Bond
09/27/34	6.750%		270,000	339,261
Petroleos Mexicanos
01/24/22	4.875%		500,000	516,250
Total				1,157,640
Panama 0.2%
Ena Norte Trust(a)
04/25/23	4.950%		116,390	119,882
Philippines 0.3%
Power Sector Assets & Liabilities Management Corp.(a)
05/27/19	7.250%		140,000	155,064
Romania 0.2%
Romanian Government International Bond(a)
01/22/24	4.875%		100,000	108,750
Russian Federation 16.5%
Gazprom OAO Via Gaz Capital SA(a)
03/07/22	6.510%		550,000	612,181
08/16/37	7.288%		115,000	136,519
Russian Federal Bond - OFZ
04/14/21	7.600%	RUB	551,200,000	9,662,914
Total				10,411,614
Serbia 0.3%
Serbia International Bond(a)
12/03/18	5.875%		200,000	210,250
South Korea 1.1%
Korea Treasury Bond
06/10/26	1.875%	KRW	800,000,000	684,881
Spain 2.0%
Spain Government Bond(a)
10/31/25	2.150%	EUR	635,000	732,289
10/31/44	5.150%	EUR	346,000	537,361
Total				1,269,650
Trinidad and Tobago 0.8%
Petroleum Co. of Trinidad & Tobago Ltd.(a)
08/14/19	9.750%		450,000	478,125
United Kingdom 1.6%
United Kingdom Gilt(a)
01/22/45	3.500%	GBP	550,000	983,838
Foreign Government Obligations(d),(e) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zambia 0.3%
Zambia Government International Bond(a)
04/14/24	8.500%	200,000	210,040
Total Foreign Government Obligations (Cost $25,542,812)			26,446,443

Residential Mortgage-Backed Securities - Non-Agency 0.8%

United States 0.8%
Citigroup Mortgage Loan Trust, Inc.(a),(b)
CMO Series 2013-2 Class 1A3
11/25/37	3.139%	528,524	521,135
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $536,723)			521,135

Senior Loans 0.1%
Borrower	Weighted Average Coupon	Principal Amount ($)	Value ($)
United States 0.1%
Ancestry.com Operations, Inc.(b),(g)
2nd Lien Term Loan
10/19/24	9.270%	7,451	7,619
Chesapeake Energy Corp.(b),(g)
Tranche A Term Loan
08/23/21	8.553%	22,759	24,573
Genesys Telecom(b),(g)
Tranche B1 Term Loan
12/01/23	5.158%	6,983	7,034
Kronos, Inc.(b),(g)
2nd Lien Term Loan
11/01/24	9.420%	11,000	11,445
Misys Ltd.(b),(c),(g)
2nd Lien Term Loan
04/28/24	0.000%	3,322	3,388
Serta Simmons Holdings, LLC(b),(g)
2nd Lien Term Loan
11/08/24	9.038%	29,707	30,078
UFC Holdings LLC(b),(g)
2nd Lien Term Loan
08/18/24	8.500%	2,000	2,035
Total			86,172
Total Senior Loans (Cost $82,855)			86,172

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2017	15

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
U.S. Treasury Obligations 10.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 10.0%
U.S. Treasury
02/28/22	1.875%	5,040,000	5,057,325
02/15/27	2.250%	1,250,000	1,246,338
Total			6,303,663
Total U.S. Treasury Obligations (Cost $6,273,517)			6,303,663
Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(h),(i)	1,996,473	1,996,473
Total Money Market Funds (Cost $1,996,440)		1,996,473
Total Investments (Cost $59,262,314)		60,598,990
Other Assets & Liabilities, Net		2,451,234
Net Assets		$63,050,224

At April 30, 2017, securities and/or cash totaling $1,615,095 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts open at April 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	5/15/2017	1,942,000 MXN	103,032 USD	121	—
Barclays	5/15/2017	1,400,000 SEK	159,210 USD	1,035	—
Barclays	5/15/2017	192,628 USD	55,000,000 HUF	—	(1,249)
Barclays	5/15/2017	423,893 USD	3,792,000 SEK	4,534	—
BNP Paribas	5/15/2017	104,848 USD	150,000 NZD	—	(1,893)
BNP Paribas	5/18/2017	4,198,000 AUD	3,150,431 USD	7,910	—
BNP Paribas	5/18/2017	3,176,774 USD	4,198,000 AUD	—	(34,252)
Citi	5/5/2017	163,389,000 CZK	6,491,418 USD	—	(138,646)
Citi	5/5/2017	6,491,512 USD	6,064,000 EUR	115,045	—
Citi	5/15/2017	230,000 AUD	173,292 USD	1,110	—
Citi	5/15/2017	2,600,000 THB	75,541 USD	382	—
Citi	5/15/2017	949,438 USD	1,250,000 AUD	—	(13,665)
Citi	5/15/2017	315,778 USD	2,200,000 DKK	6,626	—
Citi	5/15/2017	147,936 USD	650,000 MYR	1,889	—
Citi	5/15/2017	235,301 USD	8,100,000 THB	—	(1,150)
Credit Suisse	5/5/2017	6,689,000 CZK	268,742 USD	—	(2,686)
Credit Suisse	5/5/2017	9,251,000 EUR	9,821,047 USD	—	(257,657)
Credit Suisse	5/5/2017	9,838,039 USD	249,928,000 CZK	303,640	—
Credit Suisse	5/5/2017	9,950,593 USD	9,251,000 EUR	128,110	—
Credit Suisse	5/15/2017	420,000 CAD	309,315 USD	1,577	—
Credit Suisse	5/15/2017	1,871,835 USD	2,506,000 CAD	—	(35,667)
Credit Suisse	5/15/2017	9,349,079 USD	8,753,000 EUR	192,089	—
Credit Suisse	5/18/2017	3,803,000 EUR	4,151,661 USD	5,564	—
Credit Suisse	5/18/2017	5,177,000 GBP	6,422,043 USD	—	(286,379)
Credit Suisse	5/18/2017	1,590,372 USD	1,495,000 EUR	39,503	—
Credit Suisse	5/18/2017	305,695 USD	238,000 GBP	2,708	—
HSBC	5/15/2017	4,100,000,000 COP	1,419,932 USD	29,384	—
HSBC	5/15/2017	81,000,000 JPY	732,445 USD	5,465	—
HSBC	5/15/2017	558,227,930 RUB	9,834,965 USD	59,148	—
HSBC	5/15/2017	11,211,131 USD	1,242,968,000 JPY	—	(55,422)
HSBC	5/15/2017	142,153 USD	8,000,000 RUB	—	(2,055)
HSBC	5/15/2017	203,711 USD	2,800,000 ZAR	5,296	—
HSBC	5/15/2017	1,000,000 ZAR	76,383 USD	1,738	—
HSBC	5/18/2017	2,232,263 USD	2,242,000 CHF	23,460	—
Morgan Stanley	5/15/2017	110,433 USD	440,000 PLN	2,973	—
Standard Chartered	5/15/2017	300,000 GBP	384,716 USD	—	(3,993)
Standard Chartered	5/15/2017	2,128,229,000 IDR	158,942 USD	—	(518)
Standard Chartered	5/15/2017	140,000,000 KRW	124,113 USD	1,054	—
Standard Chartered	5/15/2017	614,552 USD	615,000 CHF	4,086	—
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Global Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Investments in derivatives  (continued)
Forward foreign currency exchange contracts open at April 30, 2017 (continued)
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Standard Chartered	5/15/2017	2,533,282 USD	2,028,000 GBP	94,392	—
Standard Chartered	5/15/2017	160,162 USD	2,128,229,000 IDR	—	(702)
Standard Chartered	5/15/2017	200,071 USD	225,000,000 KRW	—	(2,297)
Standard Chartered	5/15/2017	116,477 USD	1,000,000 NOK	12	—
Standard Chartered	5/15/2017	150,318 USD	210,000 SGD	10	—
Standard Chartered	5/18/2017	699,387,000 JPY	6,340,053 USD	62,300	—
Total				1,101,161	(838,231)
Futures contracts outstanding at April 30, 2017
Long futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	258	USD	63,542,175	12/2017	99,405	—
Australian 10-Year Bond	6	AUD	582,802	06/2017	—	(4,204)
Australian 3-Year Bond	134	AUD	11,249,926	06/2017	60,341	—
Euro-Bobl	98	EUR	14,076,236	06/2017	—	(80,941)
U.S. Treasury 10-Year Note	70	USD	8,800,313	06/2017	1,978	—
U.S. Treasury 5-Year Note	18	USD	2,131,313	06/2017	14,878	—
U.S. Ultra Bond	1	USD	162,938	06/2017	—	(2,907)
Total			100,545,703		176,602	(88,052)

Short futures contracts outstanding
Contract description	Number of contracts	Trading currency	Notional market value ($)	Expiration date	Unrealized appreciation ($)	Unrealized depreciation ($)
90-Day Euro$	(258)	USD	(63,303,525)	12/2018	—	(223,065)
Euro-BTP	(103)	EUR	(14,777,581)	06/2017	—	(132,563)
Euro-Bund	(5)	EUR	(881,135)	06/2017	—	(1,359)
Euro-Buxl 30-Year	(5)	EUR	(921,330)	06/2017	14,385	—
Long Gilt	(33)	GBP	(5,482,462)	06/2017	—	(72,049)
Total			(85,366,033)		14,385	(429,036)

Cleared interest rate swaps contracts outstanding at April 30, 2017
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Fixed rate of 2.420%	6-Month PLN-WIBOR	12/5/2021	PLN	32,000,000	41,283	—
Morgan Stanley	6-Month HUF-BUBOR	Fixed rate of 1.430%	1/11/2022	HUF	1,020,000,000	—	(40,375)
Morgan Stanley	6-Month HUF-BUBOR	Fixed rate of 1.409%	1/31/2022	HUF	1,000,000,000	—	(32,603)
Morgan Stanley	Fixed rate of 2.104%	3-Month USD LIBOR-BBA	3/3/2022	USD	6,850,000	66,408	—
Morgan Stanley	Fixed rate of 2.132%	3-Month USD LIBOR-BBA	3/17/2022	USD	6,800,000	70,952	—
Morgan Stanley	Fixed rate of 1.513%	3-Month CAD Canadian Bankers Acceptances (BA)	6/23/2026	CAD	2,300,000	—	(26,404)
Morgan Stanley	Fixed rate of 2.341%	3-Month USD LIBOR-BBA	4/27/2027	USD	4,300,000	23,833	—
Morgan Stanley	Fixed rate of 0.254%	6-Month JPY LIBOR-BBA	7/19/2046	JPY	258,962,883	—	(338,569)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2017	17

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Cleared interest rate swaps contracts outstanding at April 30, 2017 (continued)
Counterparty	Fund receives	Fund pays	Expiration date	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.725%	3/3/2047	USD	1,560,000	—	(60,604)
Morgan Stanley	3-Month USD LIBOR-BBA	Fixed rate of 2.762%	3/17/2047	USD	1,600,000	—	(74,297)
Total						202,476	(572,852)
Credit default swap contracts outstanding at April 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	Markit CDX Emerging Markets Index, Series 27	6/20/2022	1.000	USD	6,500,000	291,190	(7,222)	340,994	—	—	(57,026)
Barclays	Republic of South Africa	6/20/2022	1.000	USD	675,000	29,490	(751)	35,832	—	—	(7,093)
Total								376,826	—	—	(64,119)
Cleared credit default swap contracts outstanding at April 30, 2017
Buy protection
Counterparty	Reference entity	Expiration date	Pay fixed rate (%)	Notional currency	Notional amount	Unrealized appreciation ($)	Unrealized depreciation ($)
Morgan Stanley	Markit CDX North America High Yield Index, Series 28	6/20/2022	5.000	USD	5,050,000	—	(100,326)
Morgan Stanley	Markit CDX North America Investment Grade Index, Series 28	6/20/2022	1.000	USD	1,800,000	—	(5,794)
Morgan Stanley	Markit iTraxx Europe Crossover Index, Series 25	6/20/2022	5.000	EUR	5,760,000	—	(129,522)
Total						—	(235,642)
Credit default swap contracts outstanding at April 30, 2017
Sell protection
Counterparty	Reference entity	Expiration date	Receive fixed rate (%)	Implied credit spread (%)*	Notional currency	Notional amount	Market value ($)	Periodic payments receivable (payable) ($)	Premium paid ($)	Premium received ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Goldman Sachs International	Markit CMBX North America Index, Series 6 BBB-	5/11/2063	3.000	5.523	USD	750,000	(83,823)	250	—	(90,461)	6,888	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At April 30, 2017, the value of these securities amounted to $24,466,198 which represents 38.80% of net assets.
(b)	Variable rate security.
(c)	Represents a security purchased on a when-issued basis.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Global Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(e)	Principal and interest may not be guaranteed by the government.
(f)	Zero coupon bond.
(g)	Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of April 30, 2017. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.
(h)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	1,248,886	30,484,034	(29,736,447)	1,996,473	(133)	12,341	1,996,473
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment In Kind
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russia Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2017	19

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	2,398,858	—	—	2,398,858
Commercial Mortgage-Backed Securities - Agency	—	2,273,694	—	—	2,273,694
Commercial Mortgage-Backed Securities - Non-Agency	—	1,741,609	—	—	1,741,609
Corporate Bonds & Notes	—	18,830,943	—	—	18,830,943
Foreign Government Obligations	—	26,446,443	—	—	26,446,443
Residential Mortgage-Backed Securities - Non-Agency	—	521,135	—	—	521,135
Senior Loans	—	86,172	—	—	86,172
U.S. Treasury Obligations	6,303,663	—	—	—	6,303,663
Money Market Funds	—	—	—	1,996,473	1,996,473
Total Investments	6,303,663	52,298,854	—	1,996,473	60,598,990
Derivatives
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Global Bond Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Asset
Forward Foreign Currency Exchange Contracts	—	1,101,161	—	—	1,101,161
Futures Contracts	190,987	—	—	—	190,987
Swap Contracts	—	209,364	—	—	209,364
Liability
Forward Foreign Currency Exchange Contracts	—	(838,231)	—	—	(838,231)
Futures Contracts	(517,088)	—	—	—	(517,088)
Swap Contracts	—	(872,613)	—	—	(872,613)
Total	5,977,562	51,898,535	—	1,996,473	59,872,570
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative contracts are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2017	21

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$57,265,874
Affiliated issuers, at cost	1,996,440
Total investments, at cost	59,262,314
Investments, at value
Unaffiliated issuers, at value	58,602,517
Affiliated issuers, at value	1,996,473
Total investments, at value	60,598,990
Foreign currency (identified cost $1,123)	1,122
Margin deposits	1,615,095
Unrealized appreciation on forward foreign currency exchange contracts	1,101,161
Unrealized appreciation on swap contracts	6,888
Premiums paid on outstanding swap contracts	376,826
Receivable for:
Capital shares sold	9,547
Dividends	2,052
Interest	455,122
Foreign tax reclaims	41,135
Variation margin	82,588
Expense reimbursement due from Investment Manager	870
Prepaid expenses	632
Other assets	17,803
Total assets	64,309,831
Liabilities
Due to custodian	65,678
Unrealized depreciation on forward foreign currency exchange contracts	838,231
Unrealized depreciation on swap contracts	64,119
Premiums received on outstanding swap contracts	90,461
Payable for:
Investments purchased on a delayed delivery basis	16,289
Capital shares purchased	55,600
Variation margin	34,506
Management services fees	1,122
Distribution and/or service fees	443
Transfer agent fees	12,848
Compensation of board members	40,587
Other expenses	39,723
Total liabilities	1,259,607
Net assets applicable to outstanding capital stock	$63,050,224
Represented by
Paid in capital	68,499,319
Undistributed net investment income	364,389
Accumulated net realized loss	(6,441,754)
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	1,336,643
Investments - affiliated issuers	33
Foreign currency translations	18,014
Forward foreign currency exchange contracts	262,930
Futures contracts	(326,101)
Swap contracts	(663,249)
Total - representing net assets applicable to outstanding capital stock	$63,050,224
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Global Bond Fund | Semiannual Report 2017

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$56,193,686
Shares outstanding	10,011,304
Net asset value per share	$5.61
Maximum offering price per share(a)	$5.89
Class B
Net assets	$141,908
Shares outstanding	25,533
Net asset value per share	$5.56
Class C
Net assets	$2,007,950
Shares outstanding	366,263
Net asset value per share	$5.48
Class K
Net assets	$56,618
Shares outstanding	10,053
Net asset value per share	$5.63
Class R
Net assets	$19,603
Shares outstanding	3,519
Net asset value per share	$5.57
Class T(b)
Net assets	$36,729
Shares outstanding	6,545
Net asset value per share	$5.61
Maximum offering price per share(c)	$5.75
Class Y
Net assets	$9,041
Shares outstanding	1,607
Net asset value per share	$5.63
Class Z
Net assets	$4,584,689
Shares outstanding	812,053
Net asset value per share	$5.65

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 4.75% for Class A.
(b)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2017	23

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$12,341
Interest	1,383,463
Total income	1,395,804
Expenses:
Management services fees	217,477
Distribution and/or service fees
Class A	77,141
Class B	1,024
Class C	10,459
Class R	88
Class T(a)	47
Transfer agent fees
Class A	79,239
Class B	263
Class C	2,688
Class I(b)	1
Class K	23
Class R	44
Class T(a)	49
Class Y	1
Class Z	3,582
Plan administration fees
Class K	85
Compensation of board members	6,207
Custodian fees	14,859
Printing and postage fees	17,846
Registration fees	52,405
Audit fees	23,379
Legal fees	3,502
Compensation of chief compliance officer	8
Other	5,933
Total expenses	516,350
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(153,639)
Total net expenses	362,711
Net investment income	1,033,093
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(790,679)
Investments — affiliated issuers	(133)
Foreign currency translations	(48,822)
Forward foreign currency exchange contracts	(3,225,896)
Futures contracts	1,016,692
Options purchased	(87,500)
Swap contracts	(736,170)
Net realized loss	(3,872,508)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,332,619
Investments — affiliated issuers	33
Foreign currency translations	25,382
Forward foreign currency exchange contracts	(154,929)
Futures contracts	(651,746)
Options purchased	87,450
Swap contracts	(431,352)
Net change in unrealized appreciation (depreciation)	207,457
Net realized and unrealized loss	(3,665,051)
Net decrease in net assets resulting from operations	$(2,631,958)

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Global Bond Fund | Semiannual Report 2017

Statement of Operations  (continued)
Six Months Ended April 30, 2017 (Unaudited)
(a)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2017	25

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations
Net investment income	$1,033,093	$2,467,289
Net realized loss	(3,872,508)	(6,278,665)
Net change in unrealized appreciation (depreciation)	207,457	5,035,543
Net increase (decrease) in net assets resulting from operations	(2,631,958)	1,224,167
Decrease in net assets from capital stock activity	(11,789,654)	(19,064,271)
Total decrease in net assets	(14,421,612)	(17,840,104)
Net assets at beginning of period	77,471,836	95,311,940
Net assets at end of period	$63,050,224	$77,471,836
Undistributed (excess of distributions over) net investment income	$364,389	$(668,704)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Global Bond Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	126,407	710,444	406,575	2,345,644
Redemptions	(2,563,974)	(14,239,432)	(3,553,136)	(20,472,211)
Net decrease	(2,437,567)	(13,528,988)	(3,146,561)	(18,126,567)
Class B
Subscriptions	1,467	8,144	—	—
Redemptions (a)	(22,243)	(122,707)	(89,541)	(512,025)
Net decrease	(20,776)	(114,563)	(89,541)	(512,025)
Class C
Subscriptions	12,901	69,731	33,806	191,737
Redemptions	(64,021)	(348,820)	(127,466)	(723,119)
Net decrease	(51,120)	(279,089)	(93,660)	(531,382)
Class I(b)
Redemptions	(1,638)	(9,197)	—	—
Net decrease	(1,638)	(9,197)	—	—
Class K
Subscriptions	284	1,588	540	3,127
Redemptions	(3,021)	(16,880)	(855)	(4,853)
Net decrease	(2,737)	(15,292)	(315)	(1,726)
Class R
Subscriptions	545	3,012	1,159	6,667
Redemptions	(4,570)	(25,161)	(1,583)	(8,845)
Net decrease	(4,025)	(22,149)	(424)	(2,178)
Class T(c)
Redemptions	(813)	(4,491)	(1,954)	(11,271)
Net decrease	(813)	(4,491)	(1,954)	(11,271)
Class Z
Subscriptions	968,542	5,401,893	97,350	576,008
Redemptions	(573,292)	(3,217,778)	(77,622)	(455,130)
Net increase	395,250	2,184,115	19,728	120,878
Total net decrease	(2,123,426)	(11,789,654)	(3,312,727)	(19,064,271)

(a)	Includes conversions of Class B shares to Class A shares, if any.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(c)	Effective March 27, 2017, Class W shares were renamed Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Global Bond Fund | Semiannual Report 2017	27

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
4/30/2017 (c)	$5.80	0.08	(0.27)	(0.19)	—	—
10/31/2016	$5.72	0.17	(0.09)	0.08	—	—
10/31/2015	$6.31	0.21	(0.61)	(0.40)	(0.04)	(0.15)
10/31/2014	$6.41	0.17	(0.16)	0.01	(0.01)	(0.10)
10/31/2013	$7.22	0.16	(0.49)	(0.33)	(0.46)	(0.02)
10/31/2012	$7.35	0.18	0.17	0.35	(0.45)	(0.03)
Class B
4/30/2017 (c)	$5.77	0.06	(0.27)	(0.21)	—	—
10/31/2016	$5.73	0.12	(0.08)	0.04	—	—
10/31/2015	$6.32	0.16	(0.60)	(0.44)	—	(0.15)
10/31/2014	$6.46	0.12	(0.16)	(0.04)	(0.00) (f)	(0.10)
10/31/2013	$7.28	0.11	(0.49)	(0.38)	(0.42)	(0.02)
10/31/2012	$7.41	0.13	0.18	0.31	(0.41)	(0.03)
Class C
4/30/2017 (c)	$5.69	0.06	(0.27)	(0.21)	—	—
10/31/2016	$5.65	0.12	(0.08)	0.04	—	—
10/31/2015	$6.24	0.16	(0.60)	(0.44)	—	(0.15)
10/31/2014	$6.38	0.12	(0.16)	(0.04)	(0.00) (f)	(0.10)
10/31/2013	$7.19	0.11	(0.48)	(0.37)	(0.42)	(0.02)
10/31/2012	$7.33	0.12	0.18	0.30	(0.41)	(0.03)
Class K
4/30/2017 (c)	$5.82	0.09	(0.28)	(0.19)	—	—
10/31/2016	$5.73	0.17	(0.08)	0.09	—	—
10/31/2015	$6.32	0.21	(0.60)	(0.39)	(0.05)	(0.15)
10/31/2014	$6.42	0.18	(0.17)	0.01	(0.01)	(0.10)
10/31/2013	$7.23	0.17	(0.49)	(0.32)	(0.47)	(0.02)
10/31/2012	$7.36	0.19	0.18	0.37	(0.47)	(0.03)
Class R
4/30/2017 (c)	$5.76	0.08	(0.27)	(0.19)	—	—
10/31/2016	$5.69	0.15	(0.08)	0.07	—	—
10/31/2015	$6.28	0.20	(0.61)	(0.41)	(0.03)	(0.15)
10/31/2014	$6.40	0.16	(0.17)	(0.01)	(0.01)	(0.10)
10/31/2013	$7.20	0.14	(0.47)	(0.33)	(0.45)	(0.02)
10/31/2012	$7.34	0.16	0.17	0.33	(0.44)	(0.03)
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Global Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$5.61	(3.28%)	1.52% (d)	1.07% (d)	3.10% (d)	47%	$56,194
—	$5.80	1.40%	1.44%	1.08% (e)	2.88%	129%	$72,222
(0.19)	$5.72	(6.41%)	1.37%	1.08% (e)	3.48%	90%	$89,178
(0.11)	$6.31	0.19%	1.36%	1.08% (e)	2.69%	62%	$121,977
(0.48)	$6.41	(4.89%)	1.33%	1.10% (e)	2.37%	47%	$158,471
(0.48)	$7.22	5.20%	1.33%	1.15% (e)	2.51%	34%	$209,873

—	$5.56	(3.64%)	2.27% (d)	1.82% (d)	2.34% (d)	47%	$142
—	$5.77	0.70%	2.17%	1.83% (e)	2.08%	129%	$267
(0.15)	$5.73	(7.04%)	2.11%	1.83% (e)	2.68%	90%	$778
(0.10)	$6.32	(0.63%)	2.11%	1.83% (e)	1.94%	62%	$1,647
(0.44)	$6.46	(5.62%)	2.09%	1.85% (e)	1.60%	47%	$2,881
(0.44)	$7.28	4.50%	2.10%	1.90% (e)	1.79%	34%	$5,819

—	$5.48	(3.69%)	2.28% (d)	1.82% (d)	2.35% (d)	47%	$2,008
—	$5.69	0.71%	2.19%	1.83% (e)	2.13%	129%	$2,374
(0.15)	$5.65	(7.14%)	2.12%	1.83% (e)	2.72%	90%	$2,889
(0.10)	$6.24	(0.64%)	2.11%	1.83% (e)	1.94%	62%	$4,319
(0.44)	$6.38	(5.53%)	2.08%	1.85% (e)	1.62%	47%	$6,331
(0.44)	$7.19	4.42%	2.09%	1.90% (e)	1.73%	34%	$8,481

—	$5.63	(3.26%)	1.34% (d)	0.95% (d)	3.22% (d)	47%	$57
—	$5.82	1.57%	1.26%	0.96%	3.01%	129%	$74
(0.20)	$5.73	(6.25%)	1.18%	0.96%	3.53%	90%	$75
(0.11)	$6.32	0.23%	1.13%	0.93%	2.85%	62%	$121
(0.49)	$6.42	(4.73%)	1.08%	0.95%	2.48%	47%	$153
(0.50)	$7.23	5.39%	1.08%	1.00%	2.65%	34%	$410

—	$5.57	(3.30%)	1.77% (d)	1.32% (d)	2.84% (d)	47%	$20
—	$5.76	1.23%	1.69%	1.33% (e)	2.65%	129%	$43
(0.18)	$5.69	(6.70%)	1.62%	1.33% (e)	3.31%	90%	$45
(0.11)	$6.28	(0.19%)	1.62%	1.34% (e)	2.46%	62%	$32
(0.47)	$6.40	(4.98%)	1.58%	1.34% (e)	2.16%	47%	$5
(0.47)	$7.20	4.83%	1.60%	1.40% (e)	2.26%	34%	$5
Columbia Global Bond Fund | Semiannual Report 2017	29

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class T(g)
4/30/2017 (c)	$5.80	0.08	(0.27)	(0.19)	—	—
10/31/2016	$5.72	0.17	(0.09)	0.08	—	—
10/31/2015	$6.31	0.21	(0.61)	(0.40)	(0.04)	(0.15)
10/31/2014	$6.41	0.17	(0.16)	0.01	(0.01)	(0.10)
10/31/2013	$7.22	0.17	(0.51)	(0.34)	(0.45)	(0.02)
10/31/2012	$7.35	0.18	0.17	0.35	(0.45)	(0.03)
Class Y
4/30/2017 (c)	$5.80	(0.50)	0.33 (h)	(0.17)	—	—
10/31/2016	$5.70	0.19	(0.09)	0.10	—	—
10/31/2015	$6.29	0.23	(0.60)	(0.37)	(0.07)	(0.15)
10/31/2014	$6.37	0.20	(0.16)	0.04	(0.02)	(0.10)
10/31/2013 (i)	$7.20	0.18	(0.50)	(0.32)	(0.49)	(0.02)
Class Z
4/30/2017 (c)	$5.83	0.09	(0.27)	(0.18)	—	—
10/31/2016	$5.73	0.18	(0.08)	0.10	—	—
10/31/2015	$6.32	0.22	(0.60)	(0.38)	(0.06)	(0.15)
10/31/2014	$6.42	0.19	(0.18)	0.01	(0.01)	(0.10)
10/31/2013	$7.22	0.17	(0.47)	(0.30)	(0.48)	(0.02)
10/31/2012	$7.36	0.19	0.17	0.36	(0.47)	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(i)	Class Y shares commenced operations on November 8, 2012. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Global Bond Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

—	$5.61	(3.28%)	1.52% (d)	1.07% (d)	3.10% (d)	47%	$37
—	$5.80	1.40%	1.43%	1.08% (e)	2.88%	129%	$43
(0.19)	$5.72	(6.40%)	1.37%	1.08% (e)	3.49%	90%	$53
(0.11)	$6.31	0.19%	1.36%	1.08% (e)	2.69%	62%	$90
(0.47)	$6.41	(5.04%)	1.36%	1.13% (e)	2.38%	47%	$124
(0.48)	$7.22	5.18%	1.34%	1.16% (e)	2.56%	34%	$31,187

—	$5.63	(2.93%)	1.04% (d)	0.65% (d)	(18.44%) (d)	47%	$9
—	$5.80	1.75%	0.96%	0.66%	3.32%	129%	$9
(0.22)	$5.70	(5.99%)	0.89%	0.66%	3.92%	90%	$9
(0.12)	$6.29	0.63%	0.83%	0.64%	3.15%	62%	$10
(0.51)	$6.37	(4.75%)	0.79% (d)	0.64% (d)	2.86% (d)	47%	$2

—	$5.65	(3.09%)	1.31% (d)	0.81% (d)	3.45% (d)	47%	$4,585
—	$5.83	1.75%	1.19%	0.83% (e)	3.15%	129%	$2,430
(0.21)	$5.73	(6.15%)	1.12%	0.83% (e)	3.68%	90%	$2,275
(0.11)	$6.32	0.26%	1.11%	0.83% (e)	2.94%	62%	$3,469
(0.50)	$6.42	(4.50%)	1.08%	0.84% (e)	2.65%	47%	$3,264
(0.50)	$7.22	5.34%	1.08%	0.89% (e)	2.70%	34%	$2,123
Columbia Global Bond Fund | Semiannual Report 2017	31

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia Global Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class K shares are not subject to sales charges; however, this share class is closed to new investors.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
32	Columbia Global Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using quotes obtained from independent brokers as of the close of the New York Stock Exchange.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
Columbia Global Bond Fund | Semiannual Report 2017	33

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
34	Columbia Global Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities and to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are
Columbia Global Bond Fund | Semiannual Report 2017	35

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
36	Columbia Global Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and increase or decrease its credit exposure to a single issuer of debt securities. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or premiums received upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
Columbia Global Bond Fund | Semiannual Report 2017	37

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any premium paid or received by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate swap contracts
The Fund entered into interest rate swap transactions which may include inflation rate swap contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. An interest rate swap is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized appreciation on swap contracts	6,888*
Credit risk	Premiums paid on outstanding swap contracts	376,826
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,101,161
Interest rate risk	Net assets — unrealized appreciation on futures contracts	190,987*
Interest rate risk	Net assets — unrealized appreciation on swap contracts	202,476*
Total		1,878,338

38	Columbia Global Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	299,761*
Credit risk	Premiums received on outstanding swap contracts	90,461
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	838,231
Interest rate risk	Net assets — unrealized depreciation on futures contracts	517,088*
Interest rate risk	Net assets — unrealized depreciation on swap contracts	572,852*
Total		2,318,393

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(575,546)	(575,546)
Foreign exchange risk	(3,225,896)	—	—	—	(3,225,896)
Interest rate risk	—	1,016,692	(87,500)	(160,624)	768,568
Total	(3,225,896)	1,016,692	(87,500)	(736,170)	(3,032,874)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	(256,838)	(256,838)
Foreign exchange risk	(154,929)	—	—	—	(154,929)
Interest rate risk	—	(651,746)	87,450	(174,514)	(738,810)
Total	(154,929)	(651,746)	87,450	(431,352)	(1,150,577)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2017:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	70,810,616
Futures contracts — short	56,223,843
Credit default swap contracts — buy protection	17,307,500
Credit default swap contracts — sell protection	5,725,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	1,020,341	(612,928)
Interest rate swap contracts	101,238	(580,261)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2017.
Columbia Global Bond Fund | Semiannual Report 2017	39

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent, enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid, when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
40	Columbia Global Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2017:
	Barclays ($)	BNP Paribas ($)	Citi ($)	Credit Suisse ($)	Goldman Sachs International ($)	HSBC ($)	Morgan Stanley ($)	Morgan Stanley ($) (a)	Standard Chartered($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	-	7,212	-	7,212
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	25,719	-	25,719
Forward foreign currency exchange contracts	5,690	7,910	125,052	673,191	-	124,491	2,973	-	161,854	1,101,161
OTC credit default swap contracts (c)	312,707	-	-	-	-	-	-	-	-	312,707
Total assets	318,397	7,910	125,052	673,191	-	124,491	2,973	32,931	161,854	1,446,799
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	-	6,367	-	6,367
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	-	21,734	-	21,734
Forward foreign currency exchange contracts	1,249	36,145	153,461	582,389	-	57,477	-	-	7,510	838,231
OTC credit default swap contracts (c)	-	-	-	-	83,573	-	-	-	-	83,573
Total liabilities	1,249	36,145	153,461	582,389	83,573	57,477	-	28,101	7,510	949,905
Total financial and derivative net assets	317,148	(28,235)	(28,409)	90,802	(83,573)	67,014	2,973	4,830	154,344	496,894
Total collateral received (pledged) (d)	228,162	-	-	-	-	-	-	-	-	228,162
Net amount (e)	88,986	(28,235)	(28,409)	90,802	(83,573)	67,014	2,973	4,830	154,344	268,732

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter Swap Contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, premiums paid and premiums received.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Trade date for senior loans purchased in the primary market is the date on which the loan is allocated. Trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.
Columbia Global Bond Fund | Semiannual Report 2017	41

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
42	Columbia Global Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.65% to 0.52% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.65% of the Fund’s average daily net assets.
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.
These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund’s prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Columbia Global Bond Fund | Semiannual Report 2017	43

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class K shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class K shares. Total transfer agency fees for Class I, prior to March 27, 2017 were, and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class K shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class K shares and Class I and Class Y shares did not pay transfer agency fees.
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.26
Class B	0.26
Class C	0.26
Class I	0.019 (a),(b)
Class K	0.066
Class R	0.26
Class T	0.26
Class Y	0.017
Class Z	0.26

(a)	Annualized.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares, a fee at an annual rate of up to 0.50% of the Fund’s average daily net
44	Columbia Global Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services) and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $561,000 and $72,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	6,914
Class C	41
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Class A	1.040%	1.08%
Class B	1.790	1.83
Class C	1.790	1.83
Class K	0.935	0.96
Class R	1.290	1.33
Class T	1.040	1.08
Class Y	0.635	0.66
Class Z	0.790	0.83
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Global Bond Fund | Semiannual Report 2017	45

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
59,262,000	2,520,000	(1,183,000)	1,337,000
The following capital loss carryforwards, determined at October 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
2017 ($)	2018 ($)	2019 ($)	No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	—	—	68,487	2,205,360	2,273,847
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $30,075,963 and $45,543,441, respectively, for the six months ended April 30, 2017, of which $11,707,322 and $12,531,809, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
46	Columbia Global Bond Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.
Geographic concentration risk
The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to
Columbia Global Bond Fund | Semiannual Report 2017	47

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.
Shareholder concentration risk
At April 30, 2017, affiliated shareholders of record owned 88.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
48	Columbia Global Bond Fund | Semiannual Report 2017

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
Columbia Global Bond Fund | Semiannual Report 2017	49

Columbia Global Bond Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR153_10_G01_(06/17)

SemiAnnual Report
April 30, 2017
Columbia Absolute Return Currency and Income Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
While emotions have run high following the outcome of the U.S. Presidential election, it remains unclear how the Trump presidency will unfold in terms of policy. We have a sense of the priorities espoused by the President over the past eighteen months, but campaign priorities are not always realized and are often never pursued. What seems certain is that, while some investors have already priced expectations into the market, others have retreated, preferring instead a wait and see approach. The outcome of such behaviors appears to have created conditions ripe for ongoing market volatility.
While volatility in the financial markets can be stressful, volatility itself is not a new phenomenon. Other factors that have been at the root cause of recent volatility include uncertainty following the United Kingdom’s vote to exit the European Union (Brexit), speculation around the Federal Reserve’s decision to increase interest rates, divergent central bank policy and geopolitical unrest. The point is, financial markets have fluctuated for years and may be expected to continue to fluctuate — sometimes wildly. If anything, such volatility seems to be the new normal, perhaps exacerbated by access to information and development of technological tools which have enabled investors to react rapidly to real and perceived change. So what can you do?
Position your portfolio for the reality of market volatility
That there is a historical precedent for market volatility, or even an acceptance that it may persist, offers little comfort. A measured and strategic approach remains the best strategy for investors to stay on track in achieving their investment goals.
Step 1: Review your investment goals
Take this opportunity to review your investment goals and the strategies you are pursuing to achieve those goals in order to remain focused on what’s important to you. It is entirely possible that your goals have changed in response either to your life situation or to changes in the market. Accept what you can’t control — volatility, and focus on what you can — your investment goals and strategies.
Step 2: Reassess your risk tolerance
Sit down with your financial advisor to discuss your investment goals and strategies, as well as any changes to your tolerance for risk. Consider your investment horizon. Increased market volatility and a new investment horizon may impact the strategies that can best help you achieve your investment goals. Remember, achieving your investment goals may require a certain amount of risk. Ultimately, you must maintain vigilance in reassessing your risk tolerance and the strategies you have selected in pursuit of your investment goals, and awareness of how those strategies may react to market volatility.
Step 3: Remain calm and focus on your long-term plan
Remember, investing is about the long game. Short term events are not necessarily evidence of a longer term reality. Investors who attempt to time the market too often end up reacting to a down turn by selling low and then compounding the problem by waiting on the sidelines, ultimately missing the right opportunity to reinvest.
Columbia Absolute Return Currency and Income Fund   |  Semiannual Report 2017

President’s Message  (continued)
As long as there is a market, there will be volatility. How you respond to that volatility can make a big difference in the measure of your success as an investor. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for the reality of ongoing volatility and, perhaps, even turn such volatility into investment opportunity.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2017 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Absolute Return Currency and Income Fund   |  Semiannual Report 2017

Columbia Absolute Return Currency and Income Fund  |  Semiannual Report 2017

Fund at a Glance
(Unaudited)
Investment objective
Columbia Absolute Return Currency and Income Fund (the Fund) seeks to provide shareholders with positive absolute return.
Portfolio management
Nicholas Pifer, CFA
Co-manager
Managed Fund since 2006
Timothy Flanagan, CFA
Co-manager
Managed Fund since 2016
Average annual total returns (%) (for the period ended April 30, 2017)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	06/15/06	2.95	3.15	4.61	2.91
	Including sales charges		-0.16	0.03	3.97	2.60
Class B	Excluding sales charges	06/15/06	2.40	2.29	3.82	2.16
	Including sales charges		-2.60	-2.70	3.47	2.16
Class C	Excluding sales charges	06/15/06	2.50	2.30	3.82	2.16
	Including sales charges		1.50	1.30	3.82	2.16
Class R4 *		03/19/13	2.93	3.31	4.83	3.02
Class R5 *		06/25/14	3.09	3.46	4.80	3.00
Class T	Excluding sales charges	12/01/06	2.88	3.07	4.55	2.86
	Including sales charges		0.31	0.49	4.03	2.60
Class Y *		02/28/13	3.07	3.54	4.95	3.07
Class Z *		09/27/10	3.04	3.42	4.87	3.10
Citi One-Month U.S. Treasury Bill Index			0.22	0.32	0.10	0.50
Returns for Class A are shown with and without the maximum initial sales charge of 3.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund does not accept new investments in Class B shares, except for certain limited transactions. The Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The returns for Class T shares are shown with and without the maximum applicable sales charge of 2.50% per transaction. Prior to March 27, 2017, Class T shares were known as Class W shares and were sold without a sales charge. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
The Citi One-Month U.S. Treasury Bill Index, an unmanaged index, that measures the rate of return for 30-day U.S. Treasury Bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at April 30, 2017)
Asset-Backed Securities — Non-Agency	1.2
Money Market Funds(a)	98.8
Total	100.0

(a)	Includes investments in Money Market Funds (amounting to $62.1 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in Derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at April 30, 2017)
AAA rating	100.0
Total	100.0
Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Notional market value (in USD) of forward foreign currency contracts exposure (% of net assets) (at April 30, 2017)
Currencies Long
Australian Dollar	153.9
Norwegian Krone	134.7
British Pound	78.4
Japanese Yen	62.5
Swiss Franc	45.3
Euro	43.9
Swedish Krona	42.9
New Zealand Dollar	42.5
Canadian Dollar	38.2
Currencies Short
Swedish Krona	(42.5)
New Zealand Dollar	(42.9)
Euro	(44.5)
Australian Dollar	(58.4)
Norwegian Krone	(78.4)
Swiss Franc	(82.9)
Japanese Yen	(121.2)
British Pound	(171.5)

4	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
November 1, 2016 — April 30, 2017
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,029.50	1,016.28	8.36	8.31	1.68
Class B	1,000.00	1,000.00	1,024.00	1,012.70	11.96	11.89	2.41
Class C	1,000.00	1,000.00	1,025.00	1,012.55	12.12	12.04	2.44
Class R4	1,000.00	1,000.00	1,029.30	1,017.46	7.17	7.12	1.44
Class R5	1,000.00	1,000.00	1,030.90	1,017.95	6.67	6.63	1.34
Class T (formerly Class W)	1,000.00	1,000.00	1,028.80	1,016.23	8.41	8.36	1.69
Class Y	1,000.00	1,000.00	1,030.70	1,018.00	6.62	6.58	1.33
Class Z	1,000.00	1,000.00	1,030.40	1,017.36	7.27	7.22	1.46
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	5

Portfolio of Investments
April 30, 2017 (Unaudited)
(Percentages represent value of investments compared to net assets)
Asset-Backed Securities — Non-Agency 1.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northstar Education Finance, Inc.(a)
Series 2007-1 Class A2
01/29/46	1.922%	750,000	723,984
Total Asset-Backed Securities — Non-Agency (Cost $746,953)			723,984

Money Market Funds 101.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.869%(b),(c)	62,142,075	62,142,075
Total Money Market Funds (Cost $62,142,058)		62,142,075
Total Investments (Cost: $62,889,011)		62,866,059
Other Assets & Liabilities, Net		(1,535,550)
Net Assets		61,330,509
Investments in derivatives
Forward foreign currency exchange contracts open at April 30, 2017
Counterparty	Exchange date	Currency to be delivered	Currency to be received	Unrealized appreciation ($)	Unrealized depreciation ($)
Barclays	5/10/2017	11,059,000 CHF	11,139,988 USD	19,356	—
Barclays	5/10/2017	39,996,000 CHF	39,696,150 USD	—	(522,749)
Barclays	5/10/2017	27,141,155 USD	27,078,000 CHF	87,752	—
Barclays	5/10/2017	613,460 USD	609,000 CHF	—	(1,066)
BNP Paribas	5/10/2017	83,784,000 GBP	105,162,575 USD	—	(3,380,094)
BNP Paribas	5/10/2017	8,070,146,000 JPY	74,331,993 USD	1,915,741	—
BNP Paribas	5/10/2017	48,077,746 USD	37,902,000 GBP	1,024,520	—
BNP Paribas	5/10/2017	38,339,977 USD	4,187,601,000 JPY	—	(763,163)
Citi	5/10/2017	236,303,000 SEK	26,079,274 USD	—	(611,346)
Citi	5/10/2017	26,323,531 USD	236,303,000 SEK	367,088	—
Deutsche Bank	5/10/2017	47,605,000 AUD	35,847,190 USD	205,899	—
Deutsche Bank	5/10/2017	411,419,000 NOK	48,072,814 USD	150,239	—
Deutsche Bank	5/10/2017	38,994,406 USD	52,103,000 AUD	14,483	—
Deutsche Bank	5/10/2017	55,382,586 USD	73,107,000 AUD	—	(648,254)
Deutsche Bank	5/10/2017	65,101,250 USD	562,439,000 NOK	412,314	—
Deutsche Bank	5/10/2017	17,497,278 USD	149,517,000 NOK	—	(81,360)
Morgan Stanley	5/10/2017	37,480,000 NZD	26,307,362 USD	579,091	—
Morgan Stanley	5/10/2017	23,458,913 USD	31,582,000 CAD	—	(320,141)
Morgan Stanley	5/10/2017	26,046,164 USD	37,480,000 NZD	—	(317,893)
UBS	5/10/2017	25,235,000 EUR	27,310,067 USD	—	(189,991)
UBS	5/10/2017	26,917,373 USD	25,235,000 EUR	582,685	—
Total				5,359,168	(6,836,057)
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Notes to Portfolio of Investments
(a)	Variable rate security.
(b)	The rate shown is the seven-day current annualized yield at April 30, 2017.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2017 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) ($)	Dividends — affiliated issuers($)	Value ($)
Columbia Short-Term Cash Fund, 0.869%	66,611,700	29,040,264	(33,509,889)	62,142,075	(44)	199,311	62,142,075
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.
•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	7

Portfolio of Investments  (continued)
April 30, 2017 (Unaudited)
Fair value measurements  (continued)
additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2017:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments
Asset-Backed Securities — Non-Agency	—	723,984	—	—	723,984
Money Market Funds	—	—	—	62,142,075	62,142,075
Total Investments	—	723,984	—	62,142,075	62,866,059
Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	5,359,168	—	—	5,359,168
Liability
Forward Foreign Currency Exchange Contracts	—	(6,836,057)	—	—	(6,836,057)
Total	—	(752,905)	—	62,142,075	61,389,170
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Statement of Assets and Liabilities
April 30, 2017 (Unaudited)
Assets
Investments, at cost
Unaffiliated issuers, at cost	$746,953
Affiliated issuers, at cost	62,142,058
Total investments, at cost	62,889,011
Investments, at value
Unaffiliated issuers, at value	723,984
Affiliated issuers, at value	62,142,075
Total investments, at value	62,866,059
Unrealized appreciation on forward foreign currency exchange contracts	5,359,168
Receivable for:
Capital shares sold	34,686
Dividends	40,030
Interest	40
Prepaid expenses	615
Other assets	29,546
Total assets	68,330,144
Liabilities
Due to custodian	51,633
Unrealized depreciation on forward foreign currency exchange contracts	6,836,057
Payable for:
Capital shares purchased	54,901
Management services fees	1,631
Distribution and/or service fees	170
Transfer agent fees	3,753
Compensation of board members	29,258
Other expenses	22,232
Total liabilities	6,999,635
Net assets applicable to outstanding capital stock	$61,330,509
Represented by
Paid in capital	59,509,389
Excess of distributions over net investment income	(291,850)
Accumulated net realized gain	3,612,811
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(22,969)
Investments - affiliated issuers	17
Forward foreign currency exchange contracts	(1,476,889)
Total - representing net assets applicable to outstanding capital stock	$61,330,509
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	9

Statement of Assets and Liabilities  (continued)
April 30, 2017 (Unaudited)
Class A
Net assets	$12,219,618
Shares outstanding	1,150,021
Net asset value per share	$10.63
Maximum offering price per share(a)	$10.96
Class B
Net assets	$14,820
Shares outstanding	1,489
Net asset value per share	$9.95
Class C
Net assets	$3,239,853
Shares outstanding	325,864
Net asset value per share	$9.94
Class R4
Net assets	$708,206
Shares outstanding	64,654
Net asset value per share	$10.95
Class R5
Net assets	$2,484,819
Shares outstanding	225,524
Net asset value per share	$11.02
Class T(b)
Net assets	$64,622
Shares outstanding	6,111
Net asset value per share	$10.57
Maximum offering price per share(c)	$10.84
Class Y
Net assets	$25,543,964
Shares outstanding	2,322,457
Net asset value per share	$11.00
Class Z
Net assets	$17,054,607
Shares outstanding	1,557,253
Net asset value per share	$10.95

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 3.00% for Class A.
(b)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(c)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 2.50% for Class T.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Statement of Operations
Six Months Ended April 30, 2017 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$199,311
Interest	6,470
Total income	205,781
Expenses:
Management services fees	304,525
Distribution and/or service fees
Class A	22,828
Class B	80
Class C	15,470
Class T(a)	82
Transfer agent fees
Class A	13,369
Class B	12
Class C	2,283
Class I(b)	669
Class R4	481
Class R5	579
Class T(a)	48
Class Y	277
Class Z	9,563
Compensation of board members	7,164
Custodian fees	2,534
Printing and postage fees	9,546
Registration fees	53,676
Audit fees	18,841
Legal fees	3,481
Compensation of chief compliance officer	7
Other	5,853
Total expenses	471,368
Net investment loss	(265,587)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	23,924
Investments — affiliated issuers	(44)
Foreign currency translations	(223,253)
Forward foreign currency exchange contracts	3,889,014
Net realized gain	3,689,641
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	27,253
Investments — affiliated issuers	17
Forward foreign currency exchange contracts	(1,523,120)
Net change in unrealized appreciation (depreciation)	(1,495,850)
Net realized and unrealized gain	2,193,791
Net increase in net assets resulting from operations	$1,928,204

(a)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	11

Statement of Changes in Net Assets
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations
Net investment loss	$(265,587)	$(713,098)
Net realized gain	3,689,641	2,244,954
Net change in unrealized appreciation (depreciation)	(1,495,850)	221,000
Net increase in net assets resulting from operations	1,928,204	1,752,856
Distributions to shareholders
Net investment income
Class A	—	(861,209)
Class B	—	(2,086)
Class C	—	(109,871)
Class I(a)	—	(1,215,601)
Class R4	—	(17,685)
Class R5	—	(15,968)
Class T(b)	—	(3,542)
Class Y	—	(566)
Class Z	—	(419,730)
Net realized gains
Class A	(505,619)	(1,727,785)
Class B	(822)	(4,987)
Class C	(81,680)	(262,698)
Class I(a)	(741,281)	(2,254,954)
Class R4	(18,357)	(33,743)
Class R5	(96,019)	(29,977)
Class T(b)	(1,638)	(7,106)
Class Y	(319)	(1,051)
Class Z	(319,615)	(799,217)
Total distributions to shareholders	(1,765,350)	(7,767,776)
Increase (decrease) in net assets from capital stock activity	(5,613,911)	18,035,854
Total increase (decrease) in net assets	(5,451,057)	12,020,934
Net assets at beginning of period	66,781,566	54,760,632
Net assets at end of period	$61,330,509	$66,781,566
Excess of distributions over net investment income	$(291,850)	$(26,263)

(a)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(b)	Effective March 27, 2017, Class W shares were renamed Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	April 30, 2017 (Unaudited)		October 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions (a)	339,383	3,644,857	1,328,009	14,435,631
Distributions reinvested	47,674	494,863	245,434	2,559,874
Redemptions	(1,185,067)	(12,690,442)	(946,157)	(9,939,991)
Net increase (decrease)	(798,010)	(8,550,722)	627,286	7,055,514
Class B
Subscriptions	504	5,014	—	—
Distributions reinvested	60	582	572	5,647
Redemptions (a)	(2,582)	(25,247)	(2,361)	(23,647)
Net decrease	(2,018)	(19,651)	(1,789)	(18,000)
Class C
Subscriptions	88,850	894,433	144,678	1,474,895
Distributions reinvested	7,909	77,031	36,986	364,678
Redemptions	(88,994)	(883,435)	(92,020)	(910,496)
Net increase	7,765	88,029	89,644	929,077
Class I(b)
Subscriptions	33,826	382,260	47,938	523,254
Distributions reinvested	68,926	740,956	321,492	3,468,903
Redemptions	(2,516,318)	(27,907,111)	(232,289)	(2,607,227)
Net increase (decrease)	(2,413,566)	(26,783,895)	137,141	1,384,930
Class R4
Subscriptions	16,285	180,648	20,944	229,539
Distributions reinvested	1,687	18,054	4,639	49,824
Redemptions	(7,543)	(83,153)	(1,759)	(19,090)
Net increase	10,429	115,549	23,824	260,273
Class R5
Subscriptions	245,478	2,693,837	296,755	3,268,026
Distributions reinvested	8,895	95,710	4,110	44,345
Redemptions	(348,074)	(3,793,777)	(13,411)	(150,122)
Net increase (decrease)	(93,701)	(1,004,230)	287,454	3,162,249
Class T(c)
Distributions reinvested	131	1,354	869	9,025
Redemptions	(615)	(6,598)	(1,302)	(13,688)
Net decrease	(484)	(5,244)	(433)	(4,663)
Class Y(b)
Subscriptions	2,338,186	25,883,927	—	—
Redemptions	(16,759)	(186,286)	—	—
Net increase	2,321,427	25,697,641	—	—
Class Z
Subscriptions	903,349	10,014,366	1,602,635	17,474,134
Distributions reinvested	18,178	194,323	81,839	878,129
Redemptions	(483,956)	(5,360,077)	(1,211,088)	(13,085,789)
Net increase	437,571	4,848,612	473,386	5,266,474
Total net increase (decrease)	(530,587)	(5,613,911)	1,636,513	18,035,854

(a)	Includes conversions of Class B shares to Class A shares, if any.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
(c)	Effective March 27, 2017, Class W shares were renamed Class T shares.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class A
4/30/2017 (c)	$10.59	(0.05)	0.36	0.31	—	(0.27)
10/31/2016	$11.83	(0.14)	0.43	0.29	(0.51)	(1.02)
10/31/2015	$9.64	(0.16)	2.35	2.19	—	—
10/31/2014	$9.75	(0.14)	0.03 (e)	(0.11)	—	—
10/31/2013	$10.21	(0.13)	(0.09)	(0.22)	—	(0.24)
10/31/2012	$9.95	(0.12)	0.38	0.26	—	—
Class B
4/30/2017 (c)	$9.96	(0.09)	0.32	0.23	—	(0.24)
10/31/2016	$11.20	(0.20)	0.41	0.21	(0.43)	(1.02)
10/31/2015	$9.19	(0.23)	2.24	2.01	—	—
10/31/2014	$9.37	(0.20)	0.02 (e)	(0.18)	—	—
10/31/2013	$9.90	(0.20)	(0.09)	(0.29)	—	(0.24)
10/31/2012	$9.72	(0.19)	0.37	0.18	—	—
Class C
4/30/2017 (c)	$9.94	(0.09)	0.33	0.24	—	(0.24)
10/31/2016	$11.19	(0.20)	0.40	0.20	(0.43)	(1.02)
10/31/2015	$9.19	(0.23)	2.23	2.00	—	—
10/31/2014	$9.36	(0.20)	0.03 (e)	(0.17)	—	—
10/31/2013	$9.89	(0.20)	(0.09)	(0.29)	—	(0.24)
10/31/2012	$9.71	(0.19)	0.37	0.18	—	—
Class R4
4/30/2017 (c)	$10.93	(0.04)	0.35	0.31	—	(0.29)
10/31/2016	$12.15	(0.11)	0.45	0.34	(0.54)	(1.02)
10/31/2015	$9.87	(0.14)	2.42	2.28	—	—
10/31/2014	$9.97	(0.12)	0.02 (e)	(0.10)	—	—
10/31/2013 (f)	$10.28	(0.06)	(0.25)	(0.31)	—	—
Class R5
4/30/2017 (c)	$10.99	(0.04)	0.37	0.33	—	(0.30)
10/31/2016	$12.22	(0.10)	0.43	0.33	(0.54)	(1.02)
10/31/2015	$9.92	(0.13)	2.43	2.30	—	—
10/31/2014 (g)	$9.78	(0.04)	0.18 (e)	0.14	—	—
Class T(h)
4/30/2017 (c)	$10.54	(0.05)	0.35	0.30	—	(0.27)
10/31/2016	$11.78	(0.14)	0.43	0.29	(0.51)	(1.02)
10/31/2015	$9.60	(0.16)	2.34	2.18	—	—
10/31/2014	$9.71	(0.14)	0.03 (e)	(0.11)	—	—
10/31/2013	$10.19	(0.12)	(0.12)	(0.24)	—	(0.24)
10/31/2012	$9.94	(0.14)	0.39	0.25	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.27)	$10.63	2.95%	1.68% (d)	1.68% (d)	(1.04%) (d)	0%	$12,220
(1.53)	$10.59	2.64%	1.68%	1.68%	(1.27%)	0%	$20,632
—	$11.83	22.72%	1.76%	1.67%	(1.51%)	0%	$15,622
—	$9.64	(1.13%)	1.77%	1.66%	(1.50%)	0%	$12,068
(0.24)	$9.75	(2.28%)	1.68%	1.48%	(1.29%)	0%	$20,050
—	$10.21	2.61%	1.65%	1.42%	(1.18%)	0%	$30,758

(0.24)	$9.95	2.40%	2.41% (d)	2.41% (d)	(1.83%) (d)	0%	$15
(1.45)	$9.96	1.97%	2.42%	2.42%	(2.03%)	0%	$35
—	$11.20	21.87%	2.51%	2.42%	(2.26%)	0%	$59
—	$9.19	(1.92%)	2.51%	2.41%	(2.25%)	0%	$52
(0.24)	$9.37	(3.08%)	2.46%	2.23%	(2.04%)	0%	$189
—	$9.90	1.85%	2.39%	2.17%	(1.93%)	0%	$456

(0.24)	$9.94	2.50%	2.44% (d)	2.44% (d)	(1.78%) (d)	0%	$3,240
(1.45)	$9.94	1.87%	2.43%	2.43%	(2.03%)	0%	$3,163
—	$11.19	21.76%	2.51%	2.42%	(2.26%)	0%	$2,556
—	$9.19	(1.82%)	2.52%	2.41%	(2.25%)	0%	$1,256
(0.24)	$9.36	(3.08%)	2.42%	2.23%	(2.05%)	0%	$2,374
—	$9.89	1.85%	2.39%	2.16%	(1.92%)	0%	$2,887

(0.29)	$10.95	2.93%	1.44% (d)	1.44% (d)	(0.78%) (d)	0%	$708
(1.56)	$10.93	2.99%	1.43%	1.43%	(1.03%)	0%	$592
—	$12.15	23.10%	1.52%	1.43%	(1.26%)	0%	$369
—	$9.87	(1.00%)	1.54%	1.41%	(1.25%)	0%	$10
—	$9.97	(3.02%)	1.19% (d)	1.19% (d)	(1.03%) (d)	0%	$2

(0.30)	$11.02	3.09%	1.34% (d)	1.34% (d)	(0.72%) (d)	0%	$2,485
(1.56)	$10.99	2.97%	1.35%	1.35%	(0.94%)	0%	$3,509
—	$12.22	23.18%	1.45%	1.35%	(1.19%)	0%	$388
—	$9.92	1.43%	1.46% (d)	1.33% (d)	(1.08%) (d)	0%	$10

(0.27)	$10.57	2.88%	1.69% (d)	1.69% (d)	(1.03%) (d)	0%	$65
(1.53)	$10.54	2.66%	1.67%	1.67%	(1.28%)	0%	$70
—	$11.78	22.71%	1.75%	1.67%	(1.51%)	0%	$83
—	$9.60	(1.13%)	1.77%	1.66%	(1.50%)	0%	$86
(0.24)	$9.71	(2.49%)	1.83%	1.33%	(1.13%)	0%	$123
—	$10.19	2.52%	1.83%	1.62%	(1.38%)	0%	$10,922
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	15

Financial Highlights  (continued)
Year ended (except as noted)	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains
Class Y
4/30/2017 (c)	$10.98	(0.03)	0.36	0.33	—	(0.31)
10/31/2016	$12.20	(0.10)	0.45	0.35	(0.55)	(1.02)
10/31/2015	$9.91	(0.12)	2.41	2.29	—	—
10/31/2014	$9.98	(0.11)	0.04 (e)	(0.07)	—	—
10/31/2013 (i)	$10.25	(0.07)	(0.20)	(0.27)	—	—
Class Z
4/30/2017 (c)	$10.92	(0.04)	0.36	0.32	—	(0.29)
10/31/2016	$12.15	(0.11)	0.44	0.33	(0.54)	(1.02)
10/31/2015	$9.88	(0.14)	2.41	2.27	—	—
10/31/2014	$9.97	(0.12)	0.03 (e)	(0.09)	—	—
10/31/2013	$10.41	(0.11)	(0.09)	(0.20)	—	(0.24)
10/31/2012	$10.11	(0.09)	0.39	0.30	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	For the six months ended April 30, 2017 (unaudited).
(d)	Annualized.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(f)	Class R4 shares commenced operations on March 19, 2013. Per share data and total return reflect activity from that date.
(g)	Class R5 shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
(h)	Effective March 27, 2017, Class W shares were renamed Class T shares.
(i)	Class Y shares commenced operations on February 28, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Total distributions to shareholders	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)

(0.31)	$11.00	3.07%	1.33% (d)	1.33% (d)	(0.49%) (d)	0%	$25,544
(1.57)	$10.98	3.13%	1.28%	1.28%	(0.89%)	0%	$11
—	$12.20	23.11%	1.35%	1.29%	(1.13%)	0%	$13
—	$9.91	(0.70%)	1.36%	1.28%	(1.11%)	0%	$10
—	$9.98	(2.63%)	1.20% (d)	1.20% (d)	(1.04%) (d)	0%	$2

(0.29)	$10.95	3.04%	1.46% (d)	1.46% (d)	(0.77%) (d)	0%	$17,055
(1.56)	$10.92	2.91%	1.42%	1.42%	(1.02%)	0%	$12,231
—	$12.15	22.98%	1.50%	1.42%	(1.27%)	0%	$7,853
—	$9.88	(0.90%)	1.54%	1.41%	(1.25%)	0%	$7,422
(0.24)	$9.97	(2.04%)	1.45%	1.24%	(1.05%)	0%	$4,677
—	$10.41	2.97%	1.34%	1.09%	(0.85%)	0%	$9,146
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	17

Notes to Financial Statements
April 30, 2017 (Unaudited)
Note 1. Organization
Columbia Absolute Return Currency and Income Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 3.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds. Class B shares are typically subject to a maximum CDSC of 5.00% based upon the holding period after purchase. However, the Fund’s current Class B investors, having held their shares for the requisite time period, are no longer subject to a CDSC upon redemption of their shares. Effective on or about July 17, 2017, Class B shares will automatically convert to Class A shares and the Fund will no longer accept investments by new or existing investors in Class B shares.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.
Effective March 27, 2017, Class I shares of the Fund are no longer offered for sale. Class I shares, when available, were not subject to sales charges or distribution and service (12b-1) fees, and were made available only to the Columbia Family of Funds. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders.
Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares. Prior to March 27, 2017, Class T shares were known as Class W shares, were not subject to sales charges, and were generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed accounts.
Class Y shares are not subject to sales charges or distribution and service (12b-1) fees, and are available to institutional and certain other investors as described in the Fund’s prospectus. On March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares of the Fund in a tax free transaction that had no impact on the fees and expenses paid by shareholders. Class I shares of the Fund are no longer offered for sale.
Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
18	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	19

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
20	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to generate total return through long and short positions versus the U.S. dollar. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at April 30, 2017:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	5,359,168

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	6,836,057
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	21

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended April 30, 2017:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	3,889,014

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)
Foreign exchange risk	(1,523,120)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended April 30, 2017:
Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	6,920,329	(7,102,485)

*	Based on the ending quarterly outstanding amounts for the six months ended April 30, 2017.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of April 30, 2017:
	Barclays ($)	BNP Paribas ($)	Citi ($)	Deutsche Bank ($)	Morgan Stanley ($)	UBS ($)	Total ($)
Assets
Forward foreign currency exchange contracts	107,108	2,940,261	367,088	782,935	579,091	582,685	5,359,168
Liabilities
Forward foreign currency exchange contracts	523,815	4,143,257	611,346	729,614	638,034	189,991	6,836,057
Total financial and derivative net assets	(416,707)	(1,202,996)	(244,258)	53,321	(58,943)	392,694	(1,476,889)
Total collateral received (pledged) (a)	-	-	-	-	-	-	-
Net amount (b)	(416,707)	(1,202,996)	(244,258)	53,321	(58,943)	392,694	(1,476,889)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
22	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Investment company reporting modernization
In October 2016, the U.S. Securities and Exchange Commission adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X will require standardized, enhanced disclosure about derivatives in investment company financial statements, and will also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X take effect on August 1, 2017. At this time, management is assessing the anticipated impact of these regulatory developments.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	23

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.97% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2017 was 0.97% of the Fund’s average daily net assets.
Other expenses
Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board of Trustees, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board of Trustees. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.
Compensation of board members
Members of the Board of Trustees, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other affiliated funds governed by the Board of Trustees, based on relative net assets. The total amount allocated to all affiliated funds governed by the Board of Trustees will not exceed $40,000 annually.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Effective January 1, 2017, total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.075% of the average daily net assets attributable to Class R5 shares. Total transfer agency fees for Class I, prior to March 27, 2017 were, and Class Y shares are subject to an annual limitation of not more than 0.025% of the average daily net assets attributable to each share class. Prior to January 1, 2017, total transfer agency fees for Class R5 shares were subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares and Class I and Class Y shares did not pay transfer agency fees.
24	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
For the six months ended April 30, 2017, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.15
Class B	0.15
Class C	0.15
Class I	0.006 (a),(b)
Class R4	0.15
Class R5	0.058
Class T	0.15
Class Y	0.011
Class Z	0.15

(a)	Annualized.
(b)	Effective March 27, 2017, Class I shares were redeemed or exchanged for Class Y shares.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2017, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class A and Class T shares and a fee at an annual rate of up to 1.00% of the Fund’s average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $23,000 and $22,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of March 31, 2017, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended April 30, 2017, if any, are listed below:
Amount ($)
Class A	10,158
Class B	154
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	25

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:
	March 1, 2017 through February 28, 2018	Prior to March 1, 2017
Class A	1.850%	1.80%
Class B	2.600	2.55
Class C	2.600	2.55
Class R4	1.600	1.55
Class R5	1.575	1.50
Class T	1.850	1.80
Class Y	1.525	1.45
Class Z	1.600	1.55
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2017, the approximate cost of investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
62,889,000	—	(23,000)	(23,000)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended April 30, 2017, there were no purchases or proceeds from the sale of securities other than short-term investment transactions and derivative activity, if any. Only the amount of long-term security purchases and sales activity, excluding derivatives, impacts the portfolio turnover reported in the Financial Highlights.
26	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 6. Affiliated money market fund
The Fund invests significantly in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.
The Fund had no borrowings during the six months ended April 30, 2017.
Note 8. Significant risks
Counterparty risk
Counterparty risk is the risk that a counterparty to a financial instrument entered into by the Fund or held by a special purpose or structured vehicle becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying security(ies), commodity, currency or index or other instrument or asset may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and liquidity risk.
Foreign currency risk
The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	27

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Money market fund investment risk
An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Shareholder concentration risk
At April 30, 2017, affiliated shareholders of record owned 68.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
28	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

Notes to Financial Statements  (continued)
April 30, 2017 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017	29

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 8081
Boston, MA 02266-8081
30	Columbia Absolute Return Currency and Income Fund | Semiannual Report 2017

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Columbia Absolute Return Currency and Income Fund
P.O. Box 8081
Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2017 Columbia Management Investment Advisers, LLC.
investor.columbiathreadneedleus.com
SAR104_10_G01_(06/17)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	June 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	June 21, 2017